Consolidated Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.5%
(a)(b)
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 5.36%,
04/20/37 ................. USD 660 $ 660,000
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 6.69%, 07/22/37 ....... 270 270,964
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.27%),
5.56%, 04/20/31 ............ 172 171,909
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.71%,
12/17/29 ................. 1,490 1,488,704
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR
at 2.15% Floor + 2.41%), 6.70%,
10/20/34 ................. 280 279,674
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
6.11%, 01/25/35 ............ 485 484,687
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (3-mo. CME Term SOFR
at 1.72% Floor + 1.98%), 6.28%,
04/24/34 ................. 288 286,813
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.52%,
03/30/38 ................. 270 269,436
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.69%, 01/15/35 ............ 270 270,053
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.15%, 10/22/30 ... 250 249,625
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 6.30%, 10/20/30 ... 256 255,343
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 6.06%, 07/15/31 ....... 502 501,413
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
6.11%, 04/15/30 ............ 401 400,922
CIFC Funding Ltd.
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR at 1.91% Floor
+ 1.91%), 6.21%, 07/15/36 ... 875 874,032
Series 2025-2A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 5.41%, 04/15/38 ... 250 248,949
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 5.96%,
04/17/30 ................. 402 401,075
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.49%, 04/20/38 ............ USD 260 $ 258,946
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 6.15%, 07/18/30 ....... 250 250,063
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.99%, 10/20/37 ............ 475 473,391
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 5.53%,
10/15/30 ................. 48 47,515
Golub Capital Partners CLO 77 B Ltd.,
Series 2024-77A, Class A1, (3-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 5.55%, 01/25/38 ....... 500 499,494
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 5.45%, 07/15/39 ....... 542 538,512
LCM 36 Ltd., Series 36A, Class A1R,
(3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 5.39%, 01/15/34 . 1,240 1,237,802
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 5.41%, 04/23/38 ....... 270 270,011
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.83%, 04/15/37 ....... 250 250,524
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6,
Class A, (1-mo. CME Term SOFR
at 1.10% Floor + 1.21%), 5.53%,
07/16/36 ................. 216 215,387
New Mountain CLO 1 Ltd., Class
A1RR, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.55%,
01/15/38 ................. 270 269,055
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class AR2,
(3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 5.45%, 04/20/38 . 400 398,103
Oaktree CLO Ltd., Series 2021-2A,
Class AR, (3-mo. CME Term SOFR
at 0.97% Floor + 0.97%), 5.27%,
01/15/35 ................. 270 268,342
OCP CLO Ltd.
Series 2014-5A, Class A2R, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 5.96%, 04/26/31 ... 300 299,343
Series 2015-9A, Class AR3, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.10%), 5.42%, 01/15/37 ... 500 499,890
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 6.21%, 07/15/36 ....... 300 299,471

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor +
1.61%), 5.90%, 07/19/30 ....... USD 263 $ 262,720
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 5.59%, 02/24/37 ....... 250 249,942
Palmer Square CLO Ltd., Series 2021-
1A, Class A1AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
5.47%, 04/20/38 ............ 320 318,722
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.70%, 04/15/31 ....... 270 270,190
Recette CLO Ltd., Series 2015-1A,
Class BRR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%),
5.95%, 04/20/34 ............ 250 249,425
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.62%,
01/15/38 ................. 270 270,270
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.40%, 03/25/38 ............ 300 299,197
Regatta XX Funding Ltd., Series 2021-
2A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%),
5.49%, 01/15/38 ............ 270 269,371
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.20%, 04/20/34 ... 250 249,372
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.68%, 05/20/31 ... 104 104,358
RR 28 Ltd., Series 2024-28RA, Class
A1R, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.85%,
04/15/37 ................. 1,354 1,356,851
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.68%, 01/15/34 ... 250 249,618
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 6.06%, 01/15/34 ... 250 249,763
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 6.21%,
07/15/34 ................. 300 299,360
Trinitas CLO XIV Ltd.
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 6.25%, 01/25/34 ... 270 269,601
Series 2020-14A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 6.70%, 01/25/34 ... 260 259,232
Whitebox CLO I Ltd., Series 2019-1A,
Class BRR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%),
6.05%, 07/24/36 ............ 300 300,450
18,717,890
Security
Par (000)
Par (000) Value
Ireland — 0.5%
(b)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 6.31%,
02/15/37
(c)
................ EUR 630 $ 681,218
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.76%, 11/15/37
(c)
700 754,873
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 0.00%, 04/25/39
(c)
820 886,666
Arini European CLO IV DAC, Series
4X, Class D, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 6.27%,
01/15/38
(c)
................ 1,010 1,094,810
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.17%, 01/15/39
(c)
530 573,089
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.17%, 04/15/38
(c)(d)
370 393,188
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.70%,
01/15/38
(c)
................ 400 431,759
Avoca Static CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 5.74%,
01/15/35
(c)
................ 350 375,886
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.31%, 10/25/37
(c)
820 887,348
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
4.39%, 04/15/33
(c)
........... 207 222,941
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR + 3.10%),
5.58%, 10/15/37
(c)
........... 530 571,930
Contego CLO VII DAC, Series 7X,
Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 6.13%,
01/23/38
(c)
................ 680 734,750
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.93%,
11/20/38
(c)
................. 510 550,187
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 5.21%, 08/15/33
(c)(d)
.... 1,640 1,773,332
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor + 2.70%),
5.26%, 02/15/38
(c)
........... 700 742,634
Harvest CLO XXXII DAC, Series 32X,
Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 6.27%, 07/25/37
(c)
522 566,114
Henley CLO Xi DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 4.96%, 04/25/39
(c)(d)
... 780 823,594
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.88%, 01/15/38
(c)
510 548,866

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 3.47%,
11/14/32
(c)
................. EUR 104 $ 112,467
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 6.21%, 01/15/39
(c)
860 929,358
Palmer Square European Loan Funding
DAC
(c)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.71%, 05/15/34 .... 630 681,286
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.74%, 05/15/34 .... 510 550,082
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.81%, 08/15/38
(c)
580 626,594
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.93%, 07/25/51 ... USD 110 111,830
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 8.18%, 07/25/51 ... 65 66,314
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 10.33%, 07/25/51 .. 52 53,751
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.99%, 10/15/38
(c)
EUR 557 600,419
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
0.00%, 10/25/27
(c)
........... 680 732,527
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.41%, 04/20/37
(c)
1,100 1,182,463
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
0.00%, 04/16/39
(c)
........... 820 886,666
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.62%, 10/20/38
(c)
1,100 1,187,427
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 6.23%, 01/15/38
(c)
760 823,122
21,157,491
Jersey, Channel Islands — 0.0%
Bayswater Park CLO Ltd., Series 2023-
1A, Class A1, (3-mo. CME Term
SOFR at 1.73% Floor + 1.73%),
6.02%, 01/20/37
(a)(b)
.......... USD 250 250,545
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 783 1,050,584
Security
Par (000)
Par (000) Value
United States — 1.4%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR
at 0.00% Floor + 0.56%), 4.88%,
05/25/36
(b)
................ USD 209 $ 206,622
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 4,190 3,653,653
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 551,613
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 308,674
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 271,197
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 239,365
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 65 61,641
Concord Music Royalties LLC,
Series 2024-1A, Class A, 5.64%,
10/20/74
(a)
................ 779 774,426
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a)(b)
.......... 1,827 1,827,000
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.70%, 08/19/42
(a)(b)
.......... 1,290 1,278,633
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(a)
..... 3,121 3,161,070
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 761 592,782
GreenSky Home Improvement Trust
(a)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 2,224 2,251,480
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 257 260,428
Huntington Bank Auto Credit-Linked
Notes, Series 2024-1, Class B2,
(SOFR 30 day Average at 0.00%
Floor + 1.40%), 5.74%, 05/20/32
(a)(b)
1,158 1,159,685
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32
(a)
.. 640 570,141
Lyra Music Assets Delaware LP,
Series 2024-2A, Class A2, 5.76%,
12/22/64
(a)
................ 1,895 1,913,481
Mariner Finance Issuance Trust
(a)
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 1,345 1,361,317
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 223 228,840
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.51%, 04/15/60
(b)
......... 1,405 1,408,576
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 392 347,711
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 1,021 952,362
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 3,312 3,369,881

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... USD 1,548 $ 1,357,577
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,396,227
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,423,397
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.43%, 03/15/57
(b)
... 3,059 3,040,064
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 159 157,434
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26
(a)
................ 699 684,359
Regional Management Issuance Trust,
Series 2021-3, Class A, 3.88%,
10/17/33
(a)(d)
............... 5,969 5,670,550
Republic Finance Issuance Trust,
Series 2024-A, Class A, 5.91%,
08/20/32
(a)
................ 2,067 2,095,965
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 241 238,519
SMB Private Education Loan Trust
(a)
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 468 451,343
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 2,783 2,402,551
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 371 329,243
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 314 303,947
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 237 211,129
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 70 62,770
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.45%, 07/15/53
(b)
... 1,854 1,854,449
SoFi Personal Loan Trust
(a)
  0.00%, 10/15/30
(e)
.......... 41 1,927,056
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 1,457 1,475,340
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 1,651 1,662,997
Splitrock Services, Inc., 0.00%,
02/12/31
(a)
................ 38 1,109,289
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 1,332 1,351,130
55,955,914
Total Asset-Backed Securities — 2.4%
(Cost: $100,728,189) ............................. 97,132,424
Shares
Shares
Common Stocks
Australia — 0.4%
BHP Group Ltd. ............... 138,955 3,371,485
Brambles Ltd. ................ 39,452 498,406
Fortescue Ltd. ................ 109,084 1,055,827
Glencore plc ................. 1,292,768 4,731,702
IREN Ltd.
(f)(g)
................. 63,728 388,103
Security
Shares
Shares Value
Australia (continued)
Macquarie Group Ltd. ........... 6,549 $ 815,001
Quintis HoldCo Pty. Ltd.
(d)(f)(h)
...... 7,642,509 48
Rio Tinto Ltd. ................ 7,818 567,273
Santos Ltd. .................. 195,255 818,205
Steadfast Group Ltd. ........... 150,522 547,330
Transurban Group
(i)
............ 113,661 957,331
Woolworths Group Ltd. .......... 106,849 1,983,902
15,734,613
Belgium — 0.1%
Anheuser-Busch InBev SA/NV ..... 7,866 483,613
KBC Group NV ............... 10,417 949,442
Syensqo SA ................. 243 16,583
UCB SA .................... 5,103 898,459
2,348,097
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao ....... 1,277,720 2,729,439
Banco do Brasil SA ............ 306,219 1,514,339
Lojas Renner SA .............. 417,964 900,903
Magazine Luiza SA
(f)
........... 309,867 550,614
MercadoLibre, Inc.
(f)
............ 2,569 5,011,785
Seguridade Participacoes SA ...... 155,838 1,101,922
11,809,002
Cambodia — 0.0%
NagaCorp Ltd.
(f)
............... 250,000 109,604
Canada — 1.0%
Agnico Eagle Mines Ltd. ......... 12,419 1,345,503
Algoma Steel Group, Inc. ........ 141,759 768,334
Alimentation Couche-Tard, Inc. ..... 2,913 143,661
Bank of Nova Scotia (The)
(g)
...... 25,694 1,218,235
Barrick Gold Corp. ............. 47,090 914,280
Cameco Corp. ................ 226,421 9,319,488
Canadian National Railway Co. .... 22,088 2,149,476
Canadian Natural Resources Ltd. ... 49,069 1,509,868
Cenovus Energy, Inc. ........... 108,099 1,502,366
Constellation Software, Inc. ....... 401 1,269,939
Franco-Nevada Corp. ........... 14,161 2,227,205
Lionsgate Studios Corp.
(f)(g)
....... 65,511 489,367
Power Corp. of Canada
(g)
........ 92,246 3,261,510
Shopify, Inc. , Class A
(f)
.......... 5,443 517,805
Suncor Energy, Inc. ............ 176,211 6,822,888
TC Energy Corp.
(g)
............. 80,598 3,806,289
Thomson Reuters Corp. ......... 18,958 3,271,492
40,537,706
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $2,251,184)
(d)(f)(j)
... 1,159 323,036
Chile — 0.0%
Wom New Holdco
(d)(f)
........... 1,359 39,411
China — 1.5%
Airtac International Group ........ 9,000 228,569
Alibaba Group Holding Ltd. ....... 581 9,613
Alibaba Group Holding Ltd. , ADR ... 26,860 3,551,698
Baidu, Inc. , ADR, Class A
(f)
....... 5,882 541,320
BYD Co. Ltd. , Class H .......... 464,690 23,530,288
China Tower Corp. Ltd. , Class H
(a)(c)
. 248,000 334,069
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 180,630 6,310,257
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 38,500 1,320,240
Great Wall Motor Co. Ltd. , Class A .. 713,574 2,567,395
Great Wall Motor Co. Ltd. , Class H .. 414,000 726,048

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
Haidilao International Holding Ltd.
(a)(c)
225,000 $ 507,456
JD.com, Inc. , Class A ........... 46,200 950,405
Lenovo Group Ltd. ............. 190,000 258,203
NetEase, Inc. ................ 138,400 2,843,098
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 263,729 1,144,079
NXP Semiconductors NV ........ 8,112 1,541,767
PDD Holdings, Inc. , ADR
(f)
........ 79 9,350
Prosus NV , Class N ............ 34,486 1,602,191
Tencent Holdings Ltd. ........... 161,460 10,316,641
Trip.com Group Ltd. , ADR ........ 71 4,514
Weichai Power Co. Ltd. , Class H ... 539,000 1,135,214
Xiaomi Corp. , Class B
(a)(c)(f)
........ 108,200 684,660
60,117,075
Colombia — 0.0%
Bancolombia SA , ADR .......... 4,076 163,855
Czech Republic — 0.0%
Komercni Banka A/S ........... 3,928 190,430
Moneta Money Bank A/S
(a)(c)
...... 24,111 152,924
343,354
Denmark — 0.7%
AP Moller - Maersk A/S , Class B .... 228 396,818
Carlsberg A/S , Class B .......... 6,164 780,225
DSV A/S .................... 53,518 10,349,375
Genmab A/S
(f)
................ 3,501 682,066
Novo Nordisk A/S , Class B ....... 191,052 13,063,818
Novonesis (Novozymes) , Class B ... 10,099 588,030
Vestas Wind Systems A/S
(f)
....... 132,631 1,834,884
27,695,216
Finland — 0.1%
Elisa OYJ ................... 14,562 709,825
Kone OYJ , Class B ............ 17,638 973,189
Sampo OYJ , Class A ........... 39,575 379,254
2,062,268
France — 2.2%
Accor SA ................... 149,920 6,837,144
AXA SA .................... 28,331 1,210,464
BNP Paribas SA .............. 14,647 1,224,187
Bouygues SA ................ 36,319 1,431,708
Carrefour SA ................. 92,953 1,329,405
Cie de Saint-Gobain SA ......... 157,237 15,663,454
Dassault Systemes SE .......... 62,477 2,378,670
Edenred SE ................. 38,546 1,252,610
Eiffage SA .................. 13,086 1,523,588
EssilorLuxottica SA ............ 51,081 14,719,941
FDJ United
(a)(c)
................ 6,590 207,361
Hermes International SCA ........ 7,330 19,286,108
L'Oreal SA .................. 2,509 932,578
LVMH Moet Hennessy Louis Vuitton SE 25,353 15,700,571
Orange SA .................. 123,474 1,599,501
Sodexo SA .................. 13,923 894,263
Vivendi SE .................. 194,889 584,216
86,775,769
Georgia — 0.0%
Lion Finance Group plc .......... 2,020 142,470
Germany — 0.4%
Allianz SE (Registered) .......... 5,126 1,961,771
Commerzbank AG ............. 59,669 1,365,524
Evonik Industries AG ........... 63,337 1,373,083
Fresenius Medical Care AG ....... 8,541 425,000
Heidelberg Materials AG ......... 5,888 1,014,959
Merck KGaA ................. 10,866 1,495,270
Security
Shares
Shares Value
Germany (continued)
MTU Aero Engines AG .......... 5,624 $ 1,954,186
Northern Data AG
(f)(g)
........... 11,594 303,313
Rational AG ................. 874 728,179
Rheinmetall AG ............... 3 4,293
RWE AG ................... 113,249 4,043,502
Siemens Energy AG
(f)
........... 18,943 1,122,979
Symrise AG ................. 15,624 1,619,803
17,411,862
Greece — 0.0%
Athens International Airport SA ..... 26,745 263,324
OPAP SA , Class R ............. 6,777 134,631
397,955
Hong Kong — 0.2%
AIA Group Ltd. ............... 746,905 5,653,976
Orient Overseas International Ltd. .. 40,000 592,110
Prudential plc ................ 145,011 1,564,818
Techtronic Industries Co. Ltd. ...... 27,000 323,575
8,134,479
Hungary — 0.0%
OTP Bank Nyrt. ............... 7,544 507,575
India — 0.1%
Axis Bank Ltd. ................ 5,636 72,296
Eicher Motors Ltd. ............. 2,568 160,201
GAIL India Ltd. ............... 52,300 111,430
Hindustan Aeronautics Ltd.
(c)
...... 12,006 583,374
Hindustan Petroleum Corp. Ltd. .... 16,599 69,482
ICICI Bank Ltd. ............... 5,318 83,588
Infosys Ltd. .................. 31,417 575,671
JSW Energy Ltd. .............. 9,118 57,153
Kotak Mahindra Bank Ltd. ........ 36,738 930,048
Tata Consultancy Services Ltd. .... 38,441 1,617,081
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $2,928,536)
(d)(f)(j)
... 1,951 —
4,260,324
Indonesia — 0.0%
Astra International Tbk. PT ....... 972,000 287,663
Bank Central Asia Tbk. PT ........ 343,965 176,552
Bank Mandiri Persero Tbk. PT
(f)
.... 1,163,400 361,163
Bank Syariah Indonesia Tbk. PT .... 722,100 101,196
Ciputra Development Tbk. PT ..... 3,640,400 163,685
Mitra Adiperkasa Tbk. PT ........ 1,748,100 142,097
Telkom Indonesia Persero Tbk. PT .. 1,929,200 280,177
1,512,533
Ireland — 0.1%
Accenture plc , Class A .......... 3,049 951,410
Kingspan Group plc ............ 19,195 1,550,538
2,501,948
Italy — 1.2%
BPER Banca SpA ............. 251,092 1,970,995
Ferrari NV .................. 9,047 3,863,617
FinecoBank Banca Fineco SpA .... 16,573 328,255
Intesa Sanpaolo SpA ........... 3,838,520 19,782,466
Prysmian SpA ................ 64,776 3,565,725
UniCredit SpA ................ 350,171 19,655,852
Wizz Air Holdings plc
(a)(c)(f)
........ 12,652 244,142
49,411,052
Japan — 1.7%
Asahi Intecc Co. Ltd. ........... 46,300 747,913
Canon, Inc. .................. 24,900 776,461
Chugai Pharmaceutical Co. Ltd. .... 15,600 714,660

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Dai-ichi Life Holdings, Inc. ........ 217,600 $ 1,661,491
Daiichi Sankyo Co. Ltd. .......... 177,146 4,218,534
Daikin Industries Ltd. ........... 37,869 4,109,494
Daiwa Securities Group, Inc. ...... 69,000 464,594
Ebara Corp. ................. 45,900 698,625
FANUC Corp. ................ 28,530 777,321
Fast Retailing Co. Ltd. .......... 2,200 654,921
FUJIFILM Holdings Corp. ........ 126,370 2,421,119
GMO Payment Gateway, Inc. ...... 14,900 792,813
Hoya Corp. .................. 10,500 1,185,014
Isetan Mitsukoshi Holdings Ltd.
(g)
... 59,300 859,965
Ito En Ltd. ................... 8 171
J Front Retailing Co. Ltd. ......... 36,700 455,719
Japan Exchange Group, Inc. ...... 72,400 745,063
Japan Post Bank Co. Ltd. ........ 46,700 474,172
Kakaku.com, Inc. .............. 29,500 422,511
Kansai Paint Co. Ltd.
(g)
.......... 28,224 403,478
Kawasaki Kisen Kaisha Ltd.
(g)
..... 102,000 1,386,425
KDDI Corp. .................. 48,200 761,351
Keyence Corp. ............... 3,200 1,258,273
Kuraray Co. Ltd. .............. 50,000 616,124
Kyowa Kirin Co. Ltd. ............ 16,200 236,466
LY Corp. .................... 336,900 1,140,797
Mazda Motor Corp.
(g)
........... 102,800 657,751
MISUMI Group, Inc. ............ 37,600 625,840
Mitsubishi Chemical Group Corp. ... 192,600 951,730
Mitsubishi Corp. ............... 63,200 1,115,781
Mitsubishi Electric Corp. ......... 147,633 2,722,690
Mitsubishi UFJ Financial Group, Inc. . 220,076 3,000,476
Mitsui & Co. Ltd. .............. 74,500 1,404,565
Mitsui OSK Lines Ltd.
(g)
.......... 10,100 351,654
MS&AD Insurance Group Holdings, Inc. 40,000 869,914
Murata Manufacturing Co. Ltd. ..... 36,200 558,383
Nexon Co. Ltd. ............... 91,700 1,255,955
Nidec Corp. ................. 160,600 2,695,234
Nikon Corp.
(g)
................ 61,600 611,764
Nippon Paint Holdings Co. Ltd. ..... 145,776 1,094,713
Nippon Yusen KK .............. 22,200 733,668
Nissan Chemical Corp. .......... 24,600 732,421
Nomura Holdings, Inc. .......... 104,600 644,537
Nomura Research Institute Ltd. .... 11,456 372,920
Obayashi Corp. ............... 24,400 325,504
Rakus Co. Ltd. ............... 38,029 512,697
Rakuten Group, Inc.
(f)
........... 133,400 765,311
Rohto Pharmaceutical Co. Ltd. ..... 32,500 486,646
Santen Pharmaceutical Co. Ltd. .... 49,665 473,011
Shimizu Corp. ................ 76,200 678,218
Socionext, Inc.
(g)
.............. 168,400 2,044,824
Sojitz Corp.
(g)
................ 32,300 711,900
Sumitomo Mitsui Financial Group, Inc. 82,600 2,124,027
Suzuki Motor Corp. ............ 150,900 1,852,316
Tokio Marine Holdings, Inc. ....... 83,400 3,244,496
Tokyo Electron Ltd. ............ 6,900 946,215
Toyota Motor Corp. ............ 54,000 954,574
Toyota Tsusho Corp. ............ 76,000 1,280,437
Trend Micro, Inc. .............. 14,099 951,795
Unicharm Corp. ............... 158,200 1,260,029
Yamaha Motor Co. Ltd. .......... 144,565 1,157,434
68,152,905
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 7,332 180,734
Kaspi.KZ JSC , ADR ............ 4,165 386,720
567,454
Security
Shares
Shares Value
Macau — 0.0%
Wynn Macau Ltd.
(g)
............ 1,282,188 $ 918,756
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 64,100 101,561
Frontken Corp. Bhd. ............ 240,900 203,542
305,103
Mexico — 0.1%
Cemex SAB de CV ............ 1,834,637 1,030,076
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 10,101 275,989
Grupo Financiero Banorte SAB de CV ,
Class O .................. 332,796 2,310,521
Wal-Mart de Mexico SAB de CV .... 236,256 653,082
4,269,668
Netherlands — 1.4%
Adyen NV
(a)(c)(f)
................ 891 1,365,721
Argenx SE
(f)
................. 1,943 1,146,557
ASML Holding NV ............. 34,116 22,577,074
ING Groep NV ................ 119,878 2,348,567
Koninklijke KPN NV ............ 564,371 2,390,483
Koninklijke Vopak NV ........... 7,545 327,791
Shell plc .................... 708,187 25,915,823
56,072,016
Norway — 0.2%
DNB Bank ASA ............... 71,385 1,878,331
Equinor ASA
(g)
................ 71,665 1,892,583
Kongsberg Gruppen ASA ........ 8,928 1,308,980
Telenor ASA ................. 63,298 904,464
5,984,358
Peru — 0.1%
Credicorp Ltd. ................ 10,584 1,970,317
Philippines — 0.0%
Ayala Land, Inc. ............... 429,200 173,004
Bloomberry Resorts Corp. ........ 713,000 36,382
DigiPlus Interactive Corp. ........ 248,400 156,719
International Container Terminal
Services, Inc. .............. 24,930 154,655
Metropolitan Bank & Trust Co. ..... 137,430 175,601
696,361
Poland — 0.1%
LPP SA .................... 102 465,419
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 11,776 229,932
Powszechny Zaklad Ubezpieczen SA 106,783 1,551,429
2,246,780
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 10,675 226,240
Republic of Turkiye — 0.0%
Akbank TAS ................. 82,036 112,956
Eldorado Gold Corp.
(f)
........... 17,027 286,394
Turkiye Is Bankasi A/S , Class C
(g)
... 833,899 269,363
668,713
Romania — 0.0%
Banca Transilvania SA .......... 27,069 168,632
Saudi Arabia — 0.0%
Abdullah Al Othaim Markets Co. .... 74,225 193,522
Al Rajhi Bank ................ 24,435 663,295
Elm Co. .................... 681 176,101
Etihad Etisalat Co. ............. 25,082 407,881

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Saudi Arabia (continued)
Saudi Basic Industries Corp. ...... 7,739 $ 131,421
Saudi National Bank (The) ........ 10,035 95,627
Yanbu National Petrochemical Co. .. 13,770 126,952
1,794,799
Singapore — 0.1%
Sea Ltd. , ADR, Class A
(f)
......... 9,069 1,183,414
STMicroelectronics NV .......... 79,084 1,734,118
UOL Group Ltd. ............... 49,731 218,214
3,135,746
South Africa — 0.1%
FirstRand Ltd. ................ 111,179 436,913
Harmony Gold Mining Co. Ltd. ..... 87,229 1,277,443
Kumba Iron Ore Ltd.
(g)
........... 15,270 259,886
Mr Price Group Ltd. ............ 47,636 577,821
2,552,063
South Korea — 0.3%
Coupang, Inc. , Class A
(f)
......... 5,271 115,593
Fila Holdings Corp. ............ 6,310 163,233
GS Engineering & Construction Corp. 21,846 253,151
HD Hyundai Infracore Co. Ltd.
(f)
.... 20,584 118,655
HD Hyundai Mipo ............. 10,111 729,385
KakaoBank Corp. ............. 23,468 354,401
KB Financial Group, Inc. ......... 22,786 1,235,086
Kia Corp. ................... 15,926 1,007,298
Krafton, Inc.
(f)
................ 4,381 1,001,891
KT&G Corp. ................. 8,514 585,608
NAVER Corp. ................ 6,531 853,496
Samsung C&T Corp. ........... 6,418 512,642
Samsung Electronics Co. Ltd. ..... 86,430 3,426,558
Samsung Life Insurance Co. Ltd. ... 6,854 387,458
SK Hynix, Inc. ................ 5,859 781,040
11,525,495
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA . 405,879 5,539,268
Banco de Sabadell SA .......... 543,790 1,526,775
Bankinter SA ................. 136,344 1,515,488
CaixaBank SA ................ 506,826 3,948,041
Cellnex Telecom SA
(a)(c)
.......... 253,245 9,002,547
Industria de Diseno Textil SA ...... 28,621 1,425,093
Repsol SA .................. 76,089 1,010,274
23,967,486
Sweden — 0.2%
Atlas Copco AB , Class A ......... 68,470 1,093,701
Boliden AB .................. 28,203 925,415
Evolution AB
(a)(c)
............... 22,489 1,675,637
SSAB AB , Class A ............. 51,306 318,322
SSAB AB , Class B ............. 97,521 594,209
Volvo AB , Class B
(f)
............ 95,300 2,795,946
7,403,230
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 31,291 1,614,552
Alcon AG ................... 17,832 1,691,989
Belimo Holding AG (Registered) .... 1,170 721,322
Galderma Group AG
(f)
........... 83,559 8,837,590
Geberit AG (Registered) ......... 4,196 2,628,739
Kuehne + Nagel International AG
(Registered) ............... 8,818 2,036,347
Logitech International SA (Registered) 25,411 2,153,206
19,683,745
Security
Shares
Shares Value
Taiwan — 0.9%
ASMedia Technology, Inc. ........ 11,000 $ 596,325
Chicony Electronics Co. Ltd. ...... 31,911 163,340
Compal Electronics, Inc. ......... 578,648 562,466
Elite Material Co. Ltd. ........... 22,000 368,484
Evergreen Marine Corp. Taiwan Ltd. . 120,000 804,555
Genius Electronic Optical Co. Ltd. .. 93,707 1,122,792
Global Unichip Corp. ........... 25,000 812,476
MediaTek, Inc. ................ 72,000 3,103,233
Quanta Computer, Inc. .......... 132,228 919,996
Realtek Semiconductor Corp. ..... 134,548 2,145,034
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 827,000 23,290,793
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR
(g)
............. 6,088 1,010,608
Wan Hai Lines Ltd. ............. 159,000 378,901
Yang Ming Marine Transport Corp. .. 709,000 1,603,910
36,882,913
Thailand — 0.0%
CP ALL PCL ................. 202,200 295,789
True Corp. PCL , NVDR
(f)
......... 506,800 175,510
471,299
United Arab Emirates — 0.0%
NMC Health plc
(d)(f)
............. 284,408 4
United Kingdom — 2.8%
Admiral Group plc ............. 39,255 1,449,299
Auto Trader Group plc
(a)(c)
........ 102,405 990,217
BAE Systems plc .............. 1,231,378 24,864,595
BP plc ..................... 171,006 959,592
British American Tobacco plc ...... 88,596 3,634,596
Compass Group plc ............ 572,807 18,946,338
Flutter Entertainment plc
(f)
........ 24,214 5,364,611
Flutter Entertainment plc
(f)
........ 4,910 1,088,483
Genius Sports Ltd.
(f)(g)
........... 154,301 1,544,553
Imperial Brands plc ............ 28,653 1,060,215
J Sainsbury plc ............... 468,774 1,428,863
Kingfisher plc ................ 212,936 701,413
Lloyds Banking Group plc ........ 981,819 920,864
Marks & Spencer Group plc ....... 259,575 1,198,420
National Grid plc .............. 1,708,541 22,286,602
NatWest Group plc ............. 314,857 1,859,039
RELX plc ................... 415,409 20,866,281
Rolls-Royce Holdings plc
(f)
........ 374,879 3,643,587
112,807,568
United States — 42.7%
AbbVie, Inc. ................. 13,373 2,801,911
Adobe, Inc.
(f)(k)
................ 56,328 21,603,478
AES Corp. (The) .............. 143,775 1,785,685
Agilent Technologies, Inc. ........ 3,621 423,585
Air Products & Chemicals, Inc.
(g)
.... 23,578 6,953,624
Airbnb, Inc. , Class A
(f)
........... 13,821 1,651,057
Alaska Air Group, Inc.
(f)
.......... 24,182 1,190,238
ALL Health Services Corp.
(d)
...... 60 —
Alphabet, Inc. , Class C .......... 377,381 58,958,234
Altice USA, Inc. , Class A
(f)
........ 232,506 618,466
Altria Group, Inc. .............. 70,727 4,245,035
Amazon.com, Inc.
(f)(k)
........... 373,962 71,150,010
AMC Networks, Inc. , Class A
(f)
..... 23,186 159,520
Amcor plc
(g)
.................. 240,570 2,333,529
Amentum Holdings, Inc.
(f)
........ 69,993 1,273,873
American Express Co. .......... 22,627 6,087,794
American Water Works Co., Inc. .... 3,729 550,102
Amgen, Inc. ................. 1,479 460,782
Amphenol Corp. , Class A ........ 14,398 944,365

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
ANSYS, Inc.
(f)
................ 16,795 $ 5,316,625
Aon plc , Class A .............. 1,709 682,045
Apollo Global Management, Inc. .... 99,044 13,563,085
Apple, Inc. .................. 340,501 75,635,487
Applied Materials, Inc. .......... 15,919 2,310,165
Arista Networks, Inc.
(f)
........... 39,330 3,047,288
ARM Holdings plc , ADR
(f)
........ 12,132 1,295,576
Atlassian Corp. , Class A
(f)
........ 5,850 1,241,429
Autodesk, Inc.
(f)
............... 38,637 10,115,167
Automatic Data Processing, Inc. .... 8,480 2,590,894
Avaya, Inc.
(f)
................. 261 1,522
Bank of America Corp. .......... 611,137 25,502,747
Berkshire Hathaway, Inc. , Class B
(f)
.. 960 511,277
Boeing Co. (The)
(f)
............. 100,358 17,116,057
Booking Holdings, Inc. .......... 907 4,178,467
BorgWarner, Inc. .............. 22,413 642,132
Boston Scientific Corp.
(f)
......... 197,023 19,875,680
Boyd Gaming Corp.
(g)
........... 8,917 587,006
Broadcom, Inc. ............... 119,952 20,083,563
Brown-Forman Corp. , Class B
(g)
.... 13,195 447,838
Cadence Design Systems, Inc.
(f)
.... 18,661 4,746,052
Caesars Entertainment, Inc.
(f)
...... 21,426 535,650
Capital One Financial Corp. ....... 141,240 25,324,332
CarMax, Inc.
(f)
................ 30,100 2,345,392
Carrier Global Corp. ............ 15,699 995,317
Cheniere Energy, Inc. ........... 13,729 3,176,891
Chevron Corp. ................ 75,702 12,664,188
Citigroup, Inc. ................ 317,840 22,563,462
Clorox Co. (The) .............. 9,971 1,468,230
Colgate-Palmolive Co. .......... 12,080 1,131,896
Comcast Corp. , Class A ......... 21,635 798,332
Comerica, Inc. ................ 3,026 178,716
CommScope Holding Co., Inc.
(f)(g)
... 150,010 796,553
Confluent, Inc. , Class A
(f)
......... 391,970 9,187,777
ConocoPhillips ............... 31,681 3,327,139
Consolidated Edison, Inc. ........ 22,839 2,525,765
Coreweave, Inc. , Class A
(d)
....... 28,340 1,050,847
Coreweave, Inc. , Class A
(f)(g)
...... 11,292 418,708
Corpay, Inc.
(f)
................. 3,856 1,344,664
Costco Wholesale Corp. ......... 35,651 33,718,003
Coterra Energy, Inc. ............ 36,336 1,050,110
CRH plc .................... 173,716 15,281,797
Crowdstrike Holdings, Inc. , Class A
(f)
. 8,894 3,135,847
Crown PropTech Acquisitions
(d)(f)
.... 80,064 84,337
Crown PropTech Acquisitions , Class A
(f)
28,147 310,180
CSL Ltd. .................... 7,124 1,121,241
CSX Corp. .................. 58,607 1,724,804
CyberArk Software Ltd.
(f)
......... 33,015 11,159,070
Danaher Corp. ............... 22,658 4,644,890
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $0)
(f)(j)(l)
................ —
(m)
7,387,259
Deckers Outdoor Corp.
(f)
......... 11,603 1,297,331
Dell Technologies, Inc. , Class C .... 37,791 3,444,650
Delta Air Lines, Inc. ............ 115,744 5,046,438
Dexcom, Inc.
(f)
................ 28,533 1,948,519
DF Residential I LP
(f)
........... 2,159,915 2,159,915
DF Residential III LP
(d)(f)
.......... 1,004,579 1,024,670
Digital Realty Trust, Inc. ......... 4,934 706,993
Discover Financial Services ....... 16,954 2,894,048
DoorDash, Inc. , Class A
(f)
........ 15,625 2,855,781
DR Horton, Inc. ............... 13,636 1,733,545
DraftKings, Inc. , Class A
(f)
........ 76,019 2,524,591
DuPont de Nemours, Inc. ........ 7,080 528,734
Eaton Corp. plc ............... 19,262 5,235,989
Security
Shares
Shares Value
United States (continued)
Edison International ............ 20,397 $ 1,201,791
Electronic Arts, Inc. ............ 17,088 2,469,558
Elevance Health, Inc. ........... 3,036 1,320,539
Eli Lilly & Co.
(g)
............... 46,652 38,530,353
Entegris, Inc.
(g)
............... 18,807 1,645,236
Enterprise Products Partners LP .... 36,184 1,235,322
EOG Resources, Inc.
(g)
.......... 29,668 3,804,624
EPAM Systems, Inc.
(f)
........... 1,344 226,921
Epic Games, Inc., (Acquired 07/02/20,
cost $9,005,575)
(d)(f)(j)
......... 16,498 10,618,278
EQT Corp. .................. 173,278 9,258,244
Erie Indemnity Co. , Class A ....... 1,316 551,470
Eversource Energy ............ 23,883 1,483,373
Expeditors International of Washington,
Inc. ..................... 18,861 2,268,035
Experian plc ................. 64,961 3,009,989
Fair Isaac Corp.
(f)
.............. 1,142 2,106,031
Fanatics Holdings, Inc. , Class
A , (Acquired 08/17/22, cost
$9,001,757)
(d)(f)(j)
............ 132,691 7,964,114
Farmers Business Network, Inc.
(d)(f)
.. 84,447 171,427
Fifth Third Bancorp
(g)
........... 26,720 1,047,424
First Citizens BancShares, Inc. , Class A 536 993,808
First Horizon Corp. ............. 16,819 326,625
Flagstar Financial, Inc. .......... 273,210 3,174,696
Flowco Holdings, Inc. , Class A
(f)(g)
... 77,785 1,995,185
FMC Corp. .................. 6,798 286,808
Fox Corp. , Class A
(g)
............ 40,179 2,274,131
Freeport-McMoRan, Inc. ......... 272,050 10,299,813
Garmin Ltd. .................. 6,086 1,321,453
GE Aerospace ................ 9,913 1,984,087
GE HealthCare Technologies, Inc. .. 31,097 2,509,839
GE Vernova, Inc. .............. 1,898 579,421
General Motors Co. ............ 84,709 3,983,864
Gilead Sciences, Inc. ........... 6,473 725,300
Global Payments, Inc. .......... 9,918 971,171
Golden Entertainment, Inc. ....... 3,333 87,958
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(d)(f)(j)
... 2,434,345 1,825,759
GSK plc .................... 116,572 2,227,715
Healthpeak Properties, Inc. ....... 113,892 2,302,896
Hess Corp. .................. 42,124 6,728,467
Hewlett Packard Enterprise Co. .... 32,693 504,453
Hilton Worldwide Holdings, Inc. .... 17,188 3,911,129
Holcim AG .................. 17,153 1,845,890
Home Depot, Inc. (The) ......... 44,105 16,164,041
Hormel Foods Corp. ............ 22,729 703,235
Howmet Aerospace, Inc.
(g)
........ 22,223 2,882,990
HP, Inc. .................... 183,267 5,074,663
IDEXX Laboratories, Inc.
(f)
........ 4,738 1,989,723
iHeartMedia, Inc. , Class A
(f)
....... 2,519 4,156
Ingersoll Rand, Inc. ............ 74,861 5,991,126
Intuit, Inc. ................... 38,765 23,801,322
Intuitive Surgical, Inc.
(f)
.......... 40,876 20,244,657
Invesco Ltd. ................. 126,784 1,923,313
Jabil, Inc. ................... 13,964 1,900,081
James Hardie Industries plc , CDI
(f)
.. 37,830 902,787
JPMorgan Chase & Co. ......... 98,055 24,052,892
Karman Holdings, Inc.
(f)
.......... 49,753 1,662,745
Kinder Morgan, Inc. ............ 64,231 1,832,510
Lam Research Corp. ........... 46,499 3,380,477
Landsea Homes Corp.
(f)
......... 77,776 499,322
Latch, Inc.
(f)
.................. 174,273 31,369
Leidos Holdings, Inc. ........... 8,037 1,084,513

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Liberty Media Corp.-Liberty Live , Class
C
(f)
..................... 8,761 $ 596,975
Lions Gate Entertainment Corp. , Class
A
(f)
...................... 87,722 776,340
Lions Gate Entertainment Corp. , Class
B
(f)
...................... 20,989 166,233
Live Nation Entertainment, Inc.
(f)(k)
... 98,565 12,870,618
Lockheed Martin Corp. .......... 13,324 5,951,964
Lookout, Inc., (Acquired 03/04/15, cost
$656,885)
(d)(f)(j)
.............. 57,505 39,103
Lululemon Athletica, Inc.
(f)
........ 8,675 2,455,546
Lumen Technologies, Inc.
(f)
....... 181,795 712,636
Marathon Petroleum Corp. ....... 6,292 916,681
MarketAxess Holdings, Inc. ....... 6,420 1,388,967
Marriott International, Inc. , Class A .. 4,410 1,050,462
Marsh & McLennan Cos., Inc. ..... 125,034 30,512,047
Marvell Technology, Inc. ......... 55,318 3,405,929
Masimo Corp.
(f)
............... 33,581 5,594,595
Mastercard, Inc. , Class A ......... 53,229 29,175,879
Match Group, Inc.
(g)
............ 52,559 1,639,841
McKesson Corp. .............. 26,469 17,813,372
Medtronic plc ................ 134,933 12,125,079
Merck & Co., Inc. .............. 115,105 10,331,825
Meta Platforms, Inc. , Class A ...... 88,633 51,084,516
Mettler-Toledo International, Inc.
(f)
... 1,060 1,251,765
MGM Resorts International
(f)
...... 18,182 538,914
Micron Technology, Inc. .......... 174,230 15,138,845
Microsoft Corp.
(k)
.............. 200,920 75,423,359
Molson Coors Beverage Co. , Class B 23,504 1,430,688
Monolithic Power Systems, Inc.
(g)
... 422 244,752
Morgan Stanley ............... 31,077 3,625,754
MSCI, Inc. .................. 8,449 4,777,910
Nestle SA (Registered) .......... 6,949 702,243
NetApp, Inc. ................. 26,840 2,357,626
Netflix, Inc.
(f)
................. 21,789 20,318,896
NextEra Energy, Inc. ........... 251,631 17,838,122
Northern Trust Corp. ............ 11,885 1,172,455
Northrop Grumman Corp. ........ 1,950 998,419
NRG Energy, Inc. .............. 23,519 2,245,124
Nucor Corp. ................. 8,934 1,075,118
Nutanix, Inc. , Class A
(f)
.......... 11,831 825,922
NVIDIA Corp. ................ 656,921 71,197,098
Omnicom Group, Inc.
(g)
.......... 16,022 1,328,384
Opendoor Technologies, Inc. , Class A
(f)
192,781 196,637
Oracle Corp. ................. 142,973 19,989,055
Palladyne AI Corp.
(f)(g)
........... 7,132 41,936
Palladyne AI Corp.
(f)
............ 200,974 1,181,724
Palo Alto Networks, Inc.
(f)
........ 14,086 2,403,635
Paramount Global , Class B ....... 22,927 274,207
PepsiCo, Inc. ................ 24,849 3,725,859
Playstudios, Inc. , Class A
(f)
....... 277,748 352,740
PNC Financial Services Group, Inc.
(The)
(g)
................... 31,835 5,595,638
Procter & Gamble Co. (The) ...... 21,331 3,635,229
Progressive Corp. (The) ......... 87,054 24,637,153
Prologis, Inc. ................. 6,950 776,940
QUALCOMM, Inc. ............. 11,027 1,693,857
Regeneron Pharmaceuticals, Inc. ... 185 117,333
ResMed, Inc.
(g)
............... 6,497 1,454,353
Roche Holding AG ............. 3,163 1,041,031
Rockwell Automation, Inc.
(g)
....... 1,974 510,042
Royal Caribbean Cruises Ltd. ..... 10,527 2,162,667
RTX Corp. .................. 3,060 405,328
S&P Global, Inc. .............. 11,788 5,989,483
SailPoint, Inc.
(f)
............... 70,861 1,328,644
Security
Shares
Shares Value
United States (continued)
Salesforce, Inc. ............... 67,642 $ 18,152,407
Samsara, Inc. , Class A
(f)
......... 21,706 831,991
Sanofi SA ................... 106,017 11,738,403
Schneider Electric SE ........... 2,399 553,798
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $683,759)
(f)
(j)
....................... 67,266 502,477
ServiceNow, Inc.
(f)
............. 1,296 1,031,797
ServiceTitan, Inc. , Class A
(f)(g)
...... 12,793 1,216,742
Snorkel AI, Inc., (Acquired 06/30/21,
cost $234,442)
(d)(f)(j)
........... 15,609 139,857
Snowflake, Inc. , Class A
(f)
........ 27,688 4,046,878
Solaris Energy Infrastructure, Inc. ,
Class A
(g)
................. 148,391 3,228,988
Sonder Holdings, Inc. , Class A
(f)
.... 27,555 55,110
SOURCE Global PBC
(d)(f)
......... 38,066 3,045
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$2,030,751)
(d)(f)(j)
............ 25,071 4,638,135
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$2,179,629)
(d)(f)(j)
............ 26,909 4,978,165
Spotify Technology SA
(f)
......... 6,863 3,774,856
Standardaero, Inc.
(f)
............ 109,517 2,917,533
State Street Corp. ............. 43,199 3,867,606
Stellantis NV ................. 81,412 913,124
Stryker Corp. ................ 55,623 20,705,662
Synchrony Financial ............ 32,718 1,732,091
T. Rowe Price Group, Inc.
(g)
....... 36,904 3,390,370
Take-Two Interactive Software, Inc.
(f)
. 9,760 2,022,760
Tenaris SA .................. 62,235 1,217,861
Tesla, Inc.
(f)
.................. 50,177 13,003,871
Texas Instruments, Inc. .......... 5,302 952,769
Thermo Fisher Scientific, Inc. ...... 11,532 5,738,323
TJX Cos., Inc. (The) ............ 167,574 20,410,513
T-Mobile US, Inc. .............. 13,332 3,555,778
Toll Brothers, Inc. .............. 62,163 6,563,791
Trane Technologies plc .......... 55,373 18,656,271
TransDigm Group, Inc. .......... 17,308 23,941,983
Uber Technologies, Inc.
(f)
......... 95,333 6,945,962
Ulta Beauty, Inc.
(f)
.............. 11,309 4,145,201
Union Pacific Corp. ............ 79,682 18,824,076
United Airlines Holdings, Inc.
(f)
..... 7,392 510,418
United States Steel Corp. ........ 91,874 3,882,595
UnitedHealth Group, Inc. ......... 40,519 21,221,826
Universal Health Services, Inc. , Class B 9,181 1,725,110
Usd Swap Dummy
(f)
............ 1 —
Valero Energy Corp. ............ 83,681 11,051,750
Ventas, Inc. ................. 16,412 1,128,489
Venture Global, Inc. , Class A
(g)
..... 28,694 295,548
Verizon Communications, Inc. ..... 144,009 6,532,248
Vertex Pharmaceuticals, Inc.
(f)
..... 3,983 1,931,038
Vertiv Holdings Co. , Class A ...... 20,577 1,485,659
Viper Energy, Inc. , Class A ....... 28,180 1,272,327
Visa, Inc. , Class A ............. 17,024 5,966,231
Vistra Corp. ................. 99,682 11,706,654
Walmart, Inc.
(g)
............... 315,440 27,692,478
Walt Disney Co. (The) .......... 168,470 16,627,989
Warner Bros Discovery, Inc.
(f)
...... 59,954 643,306
Wells Fargo & Co. ............. 331,188 23,775,987
Williams Cos., Inc. (The) ......... 118,519 7,082,695
Womchi 2024 Escrow
(d)(f)
......... 314,000 3
Womchi 2028 Escrow
(d)(f)
......... 372,000 4
Wynn Resorts Ltd. ............. 8,724 728,454

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Zoetis, Inc. , Class A ............ 24,178 $ 3,980,908
1,699,686,514
Total Common Stocks — 60.1%
(Cost: $2,354,315,480) ........................... 2,394,497,369
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance plc, 8.13%
,
01/23/30
(a)
................ USD 200 199,680
Argentina — 0.0%
Vista Energy Argentina SAU, 7.63%
,
12/10/35
(a)
................ 135 131,355
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 455 418,172
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ 201 200,978
8.50%, 05/01/30 ............ 574 555,173
Oceana Australian Fixed Income Trust
12.00%, 07/31/25
(d)
.......... AUD 1,453 912,447
10.25%, 08/31/25 ........... —
(n)
1
12.50%, 07/31/26
(d)
.......... 2,180 1,401,403
12.50%, 07/31/27
(d)
.......... 3,633 2,380,860
Quintis Australia Pty. Ltd.
(a)(d)(f)(h)(o)(p)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 16,145 2,058,470
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 2
7,927,506
Austria — 0.0%
ams-OSRAM AG, 2.13%
,
11/03/27
(c)(q)
EUR 1,100 1,024,183
Belgium — 0.1%
Anheuser-Busch InBev SA, 4.00%
,
09/24/25
(c)
................ GBP 199 255,977
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)(c)
.......... 200 244,561
Ontex Group NV, 5.25%
,
04/15/30
(c)
. EUR 143 155,866
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... USD 1,400 1,358,000
2,014,404
Brazil — 0.0%
Azul Secured Finance LLP, 11.93%
,
08/28/28 ................. 239 208,360
Braskem Netherlands Finance BV,
8.00%
,
10/15/34
(a)
........... 250 238,612
Embraer Netherlands Finance BV,
5.98%
,
02/11/35 ............ 75 76,088
LD Celulose International GmbH,
7.95%
,
01/26/32
(a)
........... 200 205,900
Raizen Fuels Finance SA
(a)
6.45%, 03/05/34 ............ 257 259,699
6.95%, 03/05/54 ............ 200 195,026
Samarco Mineracao SA
(p)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(a)
.............. 77 74,348
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.............. 102 99,054
Security
Par (000)
Par (000) Value
Brazil (continued)
Vale Overseas Ltd., 6.40%
,
06/28/54 USD 83 $ 81,796
Vale SA, Series A6, 0.00%
(b)(f)(o)(r)
.... BRL 10 627
1,439,510
Canada — 0.4%
1011778 BC ULC
(a)
4.38%, 01/15/28 ............ USD 200 192,336
4.00%, 10/15/30 ............ 378 342,096
Air Canada Pass-Through Trust,
Series 2020-1, Class C, 10.50%
,
07/15/26
(a)
................ 1,460 1,554,900
Bombardier, Inc.
(a)
7.50%, 02/01/29 ............ 266 272,832
8.75%, 11/15/30 ............ 100 105,430
7.00%, 06/01/32 ............ 100 99,567
Brookfield Residential Properties, Inc.,
4.88%
,
02/15/30
(a)
........... 181 158,207
Garda World Security Corp., 7.75%
,
02/15/28
(a)
................ 300 307,453
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 12,118 12,955,157
Husky Injection Molding Systems Ltd.,
9.00%
,
02/15/29
(a)
........... 100 100,186
Toronto-Dominion Bank (The), 2.88%
,
04/05/27
(c)
................ GBP 199 246,672
16,334,836
Chile — 0.0%
(a)
AES Andes SA, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.84%), 8.15%
,
06/10/55
(b)
................ USD 270 278,910
Chile Newco, 5.00%
,
01/31/32
(c)(d)
... 721 721,387
WOM Mobile SA
12.50%, 01/31/31
(c)(d)
......... 169 169,213
12.50%, (12.50% Cash or 12.50%
PIK), 04/01/31
(b)(p)
......... 242 242,268
1,411,778
China — 0.1%
Alibaba Group Holding Ltd., 0.50%
,
06/01/31
(a)(q)
............... 1,084 1,547,952
BOC Aviation Ltd., 3.50%
,
09/18/27
(c)
350 341,611
Fantasia Holdings Group Co. Ltd.
(c)(f)(o)
10.88%, 01/09/25 ........... 815 20,375
11.75%, 04/17/25 ........... 716 17,900
1,927,838
Colombia — 0.0%
(a)
ABRA Global Finance, 14.00%
,
(14.00% Cash or 14.00% PIK),
10/22/29
(p)
................ 194 180,849
Gran Tierra Energy, Inc., 9.50%
,
10/15/29 ................. 262 231,870
412,719
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... 206 220,193
Cyprus — 0.0%
ASG Finance DAC, 9.75%
,
05/15/29
(a)
202 202,661
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc,
7.25%
,
04/30/30
(c)
........... EUR 1,025 1,160,978

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.78%
,
02/24/31
(a)(b)(c)
.............. EUR 351 $ 379,612
Finland — 0.0%
Citycon Treasury BV
(c)
2.38%, 01/15/27 ............ 200 209,896
5.00%, 03/11/30 ............ 150 162,684
372,580
France — 0.7%
Afflelou SAS, 6.00%
,
07/25/29
(c)
.... 688 767,926
Altice France SA
(c)
3.38%, 01/15/28 ............ 223 192,048
4.13%, 01/15/29 ............ 188 162,265
4.25%, 10/15/29 ............ 188 162,373
Atos SE
(c)(s)
5.00%, 12/18/30 ............ 697 614,225
1.00%, 12/18/32 ............ 600 246,095
Bertrand Franchise Finance SAS,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.49%
,
07/18/30
(b)(c)
.... 738 800,026
BNP Paribas SA
3.38%, 01/23/26
(c)
........... GBP 199 254,133
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a)(b)(r)
........ USD 216 207,214
1.88%, 12/14/27
(c)
........... GBP 200 237,890
Credit Agricole SA, (5-Year EURIBOR
ICE Swap Rate + 3.64%), 5.88%
(b)(c)
(r)
....................... EUR 300 312,527
Elior Group SA, 5.63%
,
03/15/30
(c)
.. 263 282,960
ELO SACA, 2.88%
,
01/29/26
(c)
..... 300 317,124
Eutelsat SA
(c)
2.25%, 07/13/27 ............ 200 195,175
1.50%, 10/13/28 ............ 500 422,638
Forvia SE, 2.75%
,
02/15/27
(c)
...... 3,019 3,159,081
Goldstory SAS
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.61%, 02/01/30
(a)(b)
.. 963 1,048,110
6.75%, 02/01/30
(a)
........... 1,076 1,198,383
6.75%, 02/01/30
(c)
........... 144 160,379
Iliad Holding SASU
5.63%, 10/15/28
(c)
........... 3,001 3,300,769
7.00%, 10/15/28
(a)
........... USD 300 303,640
8.50%, 04/15/31
(a)
........... 200 209,752
7.00%, 04/15/32
(a)
........... 200 200,265
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 6.30%, 07/01/29
(b)(c)
.. EUR 735 792,769
Loxam SAS, 6.38%
,
05/31/29
(c)
.... 1,522 1,715,682
Lune Holdings SARL, 5.63%
,
11/15/28
(c)
................. 749 603,371
Nova Alexandre III SAS, (3-mo.
EURIBOR at 0.00% Floor + 5.25%),
8.03%
,
07/15/29
(a)(b)
.......... 678 745,108
Paprec Holding SA, 7.25%
,
11/17/29
(c)
809 918,187
Picard Groupe SAS, 6.38%
,
07/01/29
(c)
167 185,770
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34 ... 900 1,012,683
(5-Year EURIBOR ICE Swap Rate
+ 2.20%), 4.75%, 03/24/37 ... 400 431,816
Security
Par (000)
Par (000) Value
France (continued)
Sabena technics SAS, (Acquired
10/28/22, cost $1,688,656), (3-mo.
EURIBOR + 5.00%), 8.72%
,
09/30/29
(b)(d)(j)
.............. EUR 1,713 $ 1,851,728
Seche Environnement SACA, 4.50%
,
03/25/30
(c)
................ 105 113,418
Societe Generale SA, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13%
(a)
(b)(r)
..................... USD 667 664,438
Tereos Finance Groupe I SA, 5.75%
,
04/30/31
(c)
................ EUR 240 261,004
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(c)
........... GBP 200 248,701
Worldline SA, 0.00%
,
07/30/26
(c)(e)(q)
. EUR 1,219 1,281,986
25,581,659
Germany — 0.7%
ADLER Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ 435 450,714
ADLER Real Estate GmbH, 3.00%
,
04/27/26
(c)
................ 800 845,577
alstria office REIT-AG, 5.50%
,
03/20/31
(c)
................ 100 105,167
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.91%
,
04/15/31
(b)(c)
.......... 484 527,248
Aroundtown Finance SARL
(b)(c)(r)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 799 1,018,949
(5-Year EURIBOR ICE Swap Rate
+ 4.51%), 7.13% .......... EUR 644 695,865
Commerzbank AG
(b)(c)(r)
(5-Year EUR Swap Annual +
4.39%), 4.25% ........... 400 415,219
(5-Year EUR Swap Annual +
6.74%), 6.50% ........... 1,000 1,119,146
(5-Year EURIBOR ICE Swap Rate
+ 5.13%), 7.88% .......... 600 705,389
Deutsche Bank AG
(b)(c)(r)
(5-Year EURIBOR ICE Swap Rate
+ 4.55%), 4.50% .......... 400 414,692
(5-Year EURIBOR ICE Swap Rate
+ 4.75%), 4.63% .......... 2,000 2,035,244
(5-Year EURIBOR ICE Swap Rate
+ 4.60%), 7.13% .......... 400 426,032
Deutsche Lufthansa AG
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 2.86%), 5.25%, 01/15/55 ... 400 430,898
(5-Year EURIBOR ICE Swap Rate
+ 2.86%), 5.25%, 01/15/55 ... 600 646,347
Dynamo Newco II GmbH, 6.25%
,
10/15/31
(c)
................ 302 330,635
Envalior Deutschland Gmbh, (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
13.41%
,
04/01/31
(b)(d)
......... 2,704 2,726,823
Fressnapf Holding SE, 5.25%
,
10/31/31
(c)
................ 343 370,422
IHO Verwaltungs GmbH
(c)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(b)(p)
............. 1,029 1,161,146
7.00%, 11/15/31 ............ 626 693,725
Mahle GmbH, 6.50%
,
05/02/31
(a)
... 1,226 1,308,506

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Mercer International, Inc., 5.13%
,
02/01/29 ................. USD 114 $ 97,696
PCF GmbH
(c)
4.75%, 04/15/29 ............ EUR 624 576,039
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.54%, 04/15/29
(b)
... 517 475,102
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.54%, 07/01/29
(b)(c)
.. 564 611,724
ProGroup AG
(a)
5.13%, 04/15/29 ............ 360 384,207
5.38%, 04/15/31 ............ 462 485,601
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 200 215,719
5.38%, 04/01/31 ............ 200 215,111
TAG Immobilien AG, 0.63%
,
03/11/31
(c)
(q)
...................... 300 321,808
Tele Columbus AG, 10.00%
,
(10.00%
Cash or 10.00% PIK), 01/01/29
(b)(c)(p)
1,131 996,539
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(c)
................ 883 956,119
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 2,585 2,777,691
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 400 392,504
TUI Cruises GmbH
6.25%, 04/15/29
(a)
........... EUR 833 933,374
5.00%, 05/15/30
(c)
........... 250 271,677
Volkswagen Financial Services NV,
4.25%
,
10/09/25
(c)
........... GBP 100 128,346
26,267,001
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%
,
03/01/28
(c)
USD 200 187,000
Greece — 0.0%
(b)(c)
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%
,
02/07/36 ................. EUR 714 745,060
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%
,
06/28/35 ............ 578 659,377
1,404,437
Hong Kong — 0.1%
(c)
AIA Group Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.76%), 2.70%
(b)(r)
.... USD 400 390,000
FWD Group Holdings Ltd., 8.40%
,
04/05/29 ................. 3,577 3,722,226
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32 ................. 350 305,617
Melco Resorts Finance Ltd., 5.38%
,
12/04/29 ................. 200 183,998
4,601,841
India — 0.2%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 200 201,186
Acropolis Trade & Investments Ltd.,
11.04%
,
04/02/28 ........... 6,540 6,540,000
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 300 294,660
Diamond II Ltd., 7.95%
,
07/28/26
(a)
.. 200 201,625
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
179 173,406
Security
Par (000)
Par (000) Value
India (continued)
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ USD 244 $ 232,114
Network i2i Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.39%), 3.98%
(b)(c)(r)
... 300 294,390
REI Agro Ltd.
(d)(f)(o)(q)
5.50%, 11/13/14
(a)
........... 5,549 1
5.50%, 11/13/14
(c)
........... 2,291 —
ReNew Pvt Ltd., 5.88%
,
03/05/27
(c)
.. 200 196,674
Vedanta Resources Finance II plc
(a)
10.88%, 09/17/29 ........... 240 247,200
9.48%, 07/24/30 ............ 200 198,234
9.85%, 04/24/33 ............ 200 199,940
8,779,430
Indonesia — 0.0%
(c)
Freeport Indonesia PT, 4.76%
,
04/14/27 ................. 252 250,362
Minejesa Capital BV, 4.63%
,
08/10/30 171 165,480
415,842
Ireland — 0.1%
AIB Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(b)(c)(r)
. EUR 725 764,344
Bank of Ireland Group plc, (5-Year EUR
Swap Annual + 6.43%), 6.00%
(b)(c)(r)
687 747,503
Dell Bank International DAC, 0.50%
,
10/27/26
(c)
................ 469 491,632
Helios Software Holdings, Inc., 7.88%
,
05/01/29
(a)
................ 1,328 1,457,334
ION Trading Technologies SARL
(a)
5.75%, 05/15/28 ............ USD 600 558,282
9.50%, 05/30/29 ............ 247 247,935
4,267,030
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(c)
........... EUR 513 533,434
3.75%, 05/09/27 ............ 1,015 1,090,396
7.38%, 09/15/29 ............ 50 60,215
7.38%, 09/15/29 ............ 285 343,225
7.88%, 09/15/31 ............ 1,061 1,348,711
3,375,981
Italy — 0.5%
A2A SpA, (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(b)(c)(r)
..... 450 493,815
Agrifarma SpA, 4.50%
,
10/31/28
(a)
.. 2,304 2,472,630
BPER Banca SpA, (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50%
(b)(c)
(r)
....................... 400 440,673
Bubbles Bidco SpA
(c)
6.50%, 09/30/31 ............ 582 629,336
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.60%, 09/30/31
(b)
... 570 616,143
Duomo Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 6.91%
,
07/15/31
(b)(c)
............... 705 766,739
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(c)
....... 1,142 1,302,761
Eni SpA, (5-Year EUR Swap Annual +
2.40%), 4.88%
(b)(c)(r)
.......... 500 530,080
Fedrigoni SpA, 6.13%
,
06/15/31
(c)
... 1,068 1,126,634
Fiber Midco SpA, 10.00%
,
06/15/29
(c)
446 475,026

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
FIS Fabbrica Italiana Sintetici SpA,
5.63%
,
08/01/27
(c)
........... EUR 607 $ 656,415
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.54%, 04/15/29
(a)
... 825 891,751
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.54%, 04/15/29
(c)
... 441 476,682
Intesa Sanpaolo SpA
(c)
(5-Year EUR Swap Annual +
5.85%), 5.50%
(b)(r)
......... 250 270,999
8.51%, 09/20/32 ............ GBP 400 581,536
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.25%
,
12/15/29
(b)(c)
EUR 470 508,211
Itelyum Regeneration Spa, 5.75%
,
04/15/30
(c)
................ 151 162,052
Lottomatica Group SpA
(c)
5.38%, 06/01/30 ............ 218 242,062
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.74%, 06/01/31
(b)
... 329 358,426
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 1,329 1,435,385
Nexi SpA, 0.00%
,
02/24/28
(c)(e)(q)
.... 800 780,987
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.86%, 05/17/31
(b)
... 291 316,792
7.13%, 05/17/31 ............ 319 365,345
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 6.23%, 12/31/29
(b)
... 487 529,226
6.75%, 12/31/29 ............ 343 387,159
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$1,962,123), (3-mo. EURIBOR +
3.25%), 5.77%
,
08/22/27
(b)(c)(d)(j)
.. 1,786 1,910,897
TeamSystem SpA, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 6.29%
,
07/31/31
(b)(c)
............... 511 553,235
Unipol Assicurazioni SpA, 4.90%
,
05/23/34
(c)
................ 300 333,004
19,614,001
Japan — 0.1%
Rakuten Group, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.25%), 8.13%
(a)
(b)(r)
..................... USD 300 296,240
SoftBank Group Corp.
(c)
5.38%, 01/08/29 ............ EUR 1,409 1,553,515
5.75%, 07/08/32 ............ 1,232 1,358,805
Sumitomo Mitsui Financial Group, Inc.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 6.45%
(b)(r)
........... USD 222 217,521
Takeda Pharmaceutical Co. Ltd.,
2.25%
,
11/21/26
(c)
........... EUR 850 913,855
4,339,936
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... USD 924 835,458
10.38%, 03/31/29
(c)
.......... GBP 1,022 1,228,813
TER Finance Jersey Ltd., Series 22,
0.00%
,
10/02/25
(a)(e)
.......... USD 4,486 4,324,469
6,388,740
Security
Par (000)
Par (000) Value
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC,
4.25%
,
11/03/26
(c)
........... USD 267 $ 264,004
Luxembourg — 0.4%
ADLER Financing SARL
8.25%, 12/31/28 ............ EUR 997 1,087,971
10.00%, 12/31/29 ........... 399 444,252
Herens Holdco SARL, 4.75%
,
05/15/28
(a)
................ USD 200 179,914
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 1,815 1,560,235
INEOS Finance plc
6.63%, 05/15/28
(a)
........... 957 1,061,099
5.63%, 08/15/30
(c)
........... 237 255,733
Kleopatra Finco SARL, 4.25%
,
03/01/26
(c)
................ 975 975,197
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ 3,102 3,326,269
Petroleos Mexicanos, 7.50%
,
03/20/26
(a)
................ USD 6,405 6,372,975
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ............ EUR 238 253,131
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.79%, 02/15/30
(b)
... 309 334,515
Vivion Investments SARL, 8.25%
,
(8.25% Cash or 7.90% PIK),
08/31/28
(c)(p)
............... 1,126 1,194,599
17,045,890
Macau — 0.0%
MGM China Holdings Ltd., 7.13%
,
06/26/31
(a)
................ USD 200 204,250
Sands China Ltd.
(s)
5.13%, 08/08/25 ............ 400 399,552
5.40%, 08/08/28 ............ 200 199,750
Studio City Co. Ltd., 7.00%
,
02/15/27
(c)
300 301,740
Studio City Finance Ltd., 5.00%
,
01/15/29
(c)
................ 334 300,667
1,405,959
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 200 189,810
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 301,880
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 300 294,960
786,650
Mexico — 0.0%
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(a)(b)(r)
................ 253 244,299
Netherlands — 0.3%
ABN AMRO Bank NV, (5-Year EUR
Swap Annual + 3.90%), 6.38%
(b)(c)(r)
EUR 300 326,418
Boels Topholding BV
6.25%, 02/15/29
(c)
........... 1,522 1,699,225
5.75%, 05/15/30
(a)
........... 296 327,305
Cooperatieve Rabobank UA, (GUKG1
+ 1.05%), 1.88%
,
07/12/28
(b)(c)
... GBP 200 241,979
ING Groep NV
3.00%, 02/18/26
(c)
........... 200 254,114
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88%
(b)(r)
......... USD 600 549,933
(USISSO05 + 4.08%), 7.25%
(b)(c)(r)
750 759,375

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
NN Group NV, (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(b)(c)(r)
. EUR 425 $ 445,626
Nobian Finance BV, 3.63%
,
07/15/26
(c)
766 824,134
Q-Park Holding I BV
(c)
5.13%, 02/15/30 ............ 517 566,607
5.13%, 02/15/30 ............ 559 612,637
Sigma Holdco BV, 5.75%
,
05/15/26
(c)
254 272,362
Sunrise FinCo. I BV, 4.88%
,
07/15/31
(a)
USD 1,480 1,345,860
Sunrise HoldCo IV BV, 5.50%
,
01/15/28
(a)
................ 200 196,706
Trivium Packaging Finance BV
(a)(s)
5.50%, 08/15/26 ............ 400 393,806
8.50%, 08/15/27 ............ 216 214,891
VZ Secured Financing BV, 5.00%
,
01/15/32
(a)
................ 553 480,515
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ EUR 1,523 1,471,104
Ziggo Bond Co. BV, 6.13%
,
11/15/32
(c)
309 316,330
11,298,927
Peru — 0.0%
(a)
Pluspetrol Camisea SA, 6.24%
,
07/03/36 ................. USD 75 76,800
Volcan Cia Minera SAA, 8.75%
,
01/24/30 ................. 253 248,719
325,519
Poland — 0.0%
ORLEN SA, 6.00%
,
01/30/35
(a)
..... 200 204,500
Portugal — 0.0%
EDP SA, (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%
,
09/16/54
(b)(c)
EUR 600 652,024
Saudi Arabia — 0.0%
Al Rajhi Sukuk Ltd., (6-Year USD
Constant Maturity + 1.59%), 6.25%
(b)
(c)(r)
..................... USD 292 295,375
Ma'aden Sukuk Ltd.
(a)
5.25%, 02/13/30 ............ 239 241,763
5.50%, 02/13/35 ............ 200 202,500
739,638
Singapore — 0.1%
Continuum Energy Pte. Ltd., 12.85%
,
09/11/27
(a)(d)
............... 1,930 1,972,977
Slovenia — 0.0%
United Group BV
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 6.81%, 02/15/31
(a)(b)
.. EUR 1,029 1,111,267
6.50%, 10/31/31
(c)
........... 250 271,963
1,383,230
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%
,
03/15/32
(c)
................ 354 378,952
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 200 193,170
6.50%, 09/27/28 ............ 200 191,646
763,768
South Korea — 0.1%
LG Electronics, Inc.
(a)
5.63%, 04/24/27 ............ 430 437,293
5.63%, 04/24/29 ............ 200 205,186
POSCO, 5.75%
,
01/17/28
(a)
....... 200 204,792
Security
Par (000)
Par (000) Value
South Korea (continued)
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(c)(r)
................ USD 500 $ 484,770
SK Battery America, Inc., 2.13%
,
01/26/26
(c)
................ 480 463,728
1,795,769
Spain — 0.3%
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR + 2.50%), 4.84%
,
05/01/30
(b)(c)
............... EUR 483 522,537
Banco Bilbao Vizcaya Argentaria SA
(b)(r)
(5-Year EURIBOR ICE Swap Rate
+ 5.54%), 8.38%
(c)
......... 400 475,772
(5-Year EUR Swap Annual +
4.27%), 6.88%
(c)
.......... 600 673,109
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 1,082 1,059,117
Banco Santander SA, (GUKG1 +
1.80%), 3.13%
,
10/06/26
(b)(c)
.... GBP 700 894,557
Bankinter SA, (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(b)(c)(r)
. EUR 600 680,908
CaixaBank SA
(b)(c)(r)
(5-Year EUR Swap Annual +
6.35%), 5.88% ........... 600 664,662
(5-Year EURIBOR ICE Swap Rate
+ 3.94%), 6.25% .......... 200 215,719
Cellnex Telecom SA, 0.75%
,
11/20/31
(c)
(q)
...................... 2,000 1,895,707
Cirsa Finance International SARL,
7.88%
,
07/31/28
(c)
........... 1,027 1,161,985
Grifols SA, 7.13%
,
05/01/30
(c)
..... 544 608,180
Iberdrola Finanzas SA, Series IBE,
1.50%
,
03/27/30
(c)(q)
.......... 500 541,731
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ 477 518,330
Telefonica Emisiones SA, 5.38%
,
02/02/26
(c)
................ GBP 401 519,635
10,431,949
Sweden — 0.2%
Heimstaden Bostad Treasury BV
(c)
0.63%, 07/24/25 ............ EUR 771 824,048
1.38%, 03/03/27 ............ 771 800,435
Intrum AB
(c)(f)(o)
3.00%, 09/15/27 ............ 862 736,344
9.25%, 03/15/28 ............ 359 319,283
Stena International SA, 7.25%
,
01/15/31
(c)
................ USD 2,214 2,212,977
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(c)
.......... GBP 199 242,606
Verisure Holding AB
3.25%, 02/15/27
(c)
........... EUR 806 859,628
9.25%, 10/15/27
(a)
........... 811 918,201
Verisure Midholding AB, 5.25%
,
02/15/29
(c)
................ 1,375 1,487,620
8,401,142
Switzerland — 0.1%
Julius Baer Group Ltd., (5-Year EUR
Swap Annual + 3.85%), 6.63%
(b)(c)(r)
228 252,148
UBS AG, (1-day SOFR + 0.72%),
4.86%
,
01/10/28
(b)
........... USD 256 257,172

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Switzerland (continued)
UBS Group AG
(a)(b)(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88% ........... USD 225 $ 218,254
(USISSO05 + 3.63%), 6.85% ... 1,175 1,168,177
(USISSO05 + 3.08%), 7.00% ... 325 320,070
(USISSO05 + 3.18%), 7.13% ... 225 221,314
VistaJet Malta Finance plc
(a)
9.50%, 06/01/28 ............ 100 98,970
6.38%, 02/01/30 ............ 100 87,603
2,623,708
Thailand — 0.0%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(b)(c)(r)
........ 200 198,600
5.30%, 09/21/28
(a)
........... 200 202,910
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(b)(c)
.. 200 184,694
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(c)(r)
..................... 282 276,642
862,846
Ukraine — 0.0%
NAK Naftogaz Ukraine
(p)
7.13%, (7.13% Cash or 7.13% PIK),
07/19/26
(c)
.............. EUR 440 413,863
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(a)
.............. USD 251 199,565
VF Ukraine PAT, 9.62%
,
02/11/27
(c)(s)
. 251 244,937
858,365
United Arab Emirates — 0.0%
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(r)
... 404 404,379
Emirates NBD Bank PJSC, (6-Year
USD Constant Maturity + 1.84%),
6.25%
(b)(c)(r)
................ 307 313,140
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(c)(r)
..................... 202 202,232
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(a)
................ 314 298,909
1,218,660
United Kingdom — 1.5%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$1,977,481), 15.00%
,
06/19/26
(d)(j)
GBP 1,586 2,202,143
AA Bond Co. Ltd., 6.50%
,
01/31/26
(c)
. 1,506 1,940,908
Amber Finco plc, 6.63%
,
07/15/29
(c)
. EUR 1,240 1,393,573
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(a)
2,600 2,867,608
Barclays plc
3.00%, 05/08/26
(c)
........... GBP 199 251,801
3.25%, 02/12/27
(c)
........... 199 248,780
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(b)(r)
......... USD 216 194,626
(USISSO05 + 3.69%), 7.63%
(b)(r)
. 200 195,589
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 2,322 2,849,051
Security
Par (000)
Par (000) Value
United Kingdom (continued)
6.13%, 11/30/28
(c)
........... GBP 521 $ 639,258
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 1,699 1,678,676
Bellis Finco plc, 4.00%
,
02/16/27
(c)
.. GBP 1,479 1,805,497
BG Energy Capital plc, 5.13%
,
12/01/25
(c)
................ 366 473,372
Bracken MidCo1 plc, 6.75%
,
(6.75%
Cash or 7.50% PIK), 11/01/27
(c)(p)
. 286 363,932
British Telecommunications plc, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%),
4.88%
,
11/23/81
(a)(b)
.......... USD 723 661,139
California Buyer Ltd., 5.63%
,
02/15/32
(c)
EUR 490 536,403
CD&R Firefly Bidco plc, 8.63%
,
04/30/29
(c)
................ GBP 189 249,024
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b)(c)
.... 845 1,099,114
CK Hutchison Group Telecom Finance
SA, 2.63%
,
10/17/34
(c)
........ 491 456,502
Connect Finco SARL, 9.00%
,
09/15/29
(a)
................ USD 878 800,498
ContourGlobal Power Holdings SA,
5.00%
,
02/28/30
(c)
........... EUR 404 433,023
CPUK Finance Ltd., 7.88%
,
08/28/29
(c)
GBP 149 194,784
Deuce Finco plc
5.50%, 06/15/27
(a)
........... 1,595 2,021,689
5.50%, 06/15/27
(c)
........... 1,582 2,005,212
Edge Finco plc, 8.13%
,
08/15/31
(c)
.. 965 1,271,470
eG Global Finance plc, 12.00%
,
11/30/28
(a)
................ USD 1,073 1,188,077
Gatwick Airport Finance plc, 4.38%
,
04/07/26
(c)
................ GBP 467 592,690
Global Auto Holdings Ltd., 11.50%
,
08/15/29
(a)
................ USD 200 195,440
Global Switch Finance BV, 1.38%
,
10/07/30
(c)
................ EUR 559 565,407
Heathrow Finance plc, 6.63%
,
03/01/31
(c)
................ GBP 1,393 1,782,274
Howden UK Refinance plc, 7.25%
,
02/15/31
(a)
................ USD 200 201,847
HSBC Holdings plc
(b)
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... GBP 267 330,248
(5-Year EUR Swap Annual +
3.84%), 4.75%
(c)(r)
......... EUR 724 762,354
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.64%), 6.95%
(r)
.......... USD 102 101,562
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 ............ EUR 539 610,948
6.75%, 04/15/30 ............ 428 461,976
Informa plc, 3.13%
,
07/05/26
(c)
..... GBP 200 252,201
Kane Bidco Ltd., 6.50%
,
02/15/27
(a)
. 1,408 1,809,690
Lloyds Banking Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.44%), 7.50%
(b)(r)
.... 200 251,891
Market Bidco Finco plc
(c)
4.75%, 11/04/27 ............ EUR 618 647,394
5.50%, 11/04/27 ............ GBP 1,330 1,640,716
Mobico Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 4.14%), 4.25%
(b)(c)(r)
... 170 209,716
Motion Finco SARL, 7.38%
,
06/15/30
(c)
EUR 470 502,328

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
National Grid plc, 0.16%
,
01/20/28
(c)
. EUR 1,236 $ 1,243,521
Nationwide Building Society
(b)(c)(r)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75% ................. GBP 344 431,902
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. 881 1,129,497
NatWest Group plc
(b)
(BPSW1 + 1.49%), 2.88%,
09/19/26
(c)
.............. 200 255,414
(BPSW1 + 2.01%), 3.13%,
03/28/27
(c)
.............. 199 252,151
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.29%),
7.50%
(r)
................ 350 439,943
Pinewood Finco plc, 6.00%
,
03/27/30
(a)
1,640 2,088,392
Pinnacle Bidco plc, 10.00%
,
10/11/28
(c)
440 600,682
Punch Finance plc, 6.13%
,
06/30/26
(c)
1,823 2,340,142
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(c)
........... 199 254,406
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 9.18%,
07/31/29
(b)
.............. EUR 293 324,142
10.75%, 07/31/29 ........... GBP 917 1,223,032
Thames Water Utilities Finance plc,
4.00%
,
06/19/25
(c)
........... 1,381 1,394,500
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ 1,232 1,384,549
4.13%, 08/15/30 ............ 1,531 1,691,105
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 2,393 2,864,947
Vmed O2 UK Financing I plc
4.50%, 07/15/31
(c)
........... 1,573 1,731,706
4.75%, 07/15/31
(a)
........... USD 200 173,692
Vodafone Group plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... 141 125,170
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 452 623,574
Zegona Finance plc, 6.75%
,
07/15/29
(c)
EUR 757 863,564
60,376,462
United States — 5.3%
Acrisure LLC, 4.25%
,
02/15/29
(a)
... USD 300 280,700
Adient Global Holdings Ltd.
(a)
8.25%, 04/15/31 ............ 108 104,649
7.50%, 02/15/33 ............ 100 93,630
Aethon United BR LP, 7.50%
,
10/01/29
(a)
................ 200 203,429
Affinity Interactive, 6.88%
,
12/15/27
(a)
319 241,743
AG Issuer LLC, 6.25%
,
03/01/28
(a)
.. 200 196,692
Alexander Funding Trust II, 7.47%
,
07/31/28
(a)
................ 635 675,908
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
431 417,561
Alliant Holdings Intermediate LLC
(a)
4.25%, 10/15/27 ............ 100 96,510
6.75%, 04/15/28 ............ 200 200,782
6.50%, 10/01/31 ............ 100 98,169
Allied Universal Holdco LLC
9.75%, 07/15/27
(a)
........... 404 405,287
4.63%, 06/01/28
(a)
........... 200 188,755
4.88%, 06/01/28
(c)
........... GBP 3,068 3,725,304
Security
Par (000)
Par (000) Value
United States (continued)
7.88%, 02/15/31
(a)
........... USD 200 $ 202,550
Alpha Generation LLC, 6.75%
,
10/15/32
(a)
................ 200 200,130
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... 1,254 1,299,458
4.25%, 02/15/29
(a)(q)
.......... 510 449,055
4.25%, 02/15/29 ............ 1,278 958,700
Amentum Holdings, Inc., 7.25%
,
08/01/32
(a)
................ 256 251,816
American Axle & Manufacturing, Inc.
6.88%, 07/01/28 ............ 100 95,305
5.00%, 10/01/29 ............ 184 158,379
American Tower Corp., 0.45%
,
01/15/27 ................. EUR 2,157 2,242,144
AmeriGas Partners LP, 9.38%
,
06/01/28
(a)
................ USD 200 197,880
Amgen, Inc., 5.50%
,
12/07/26
(c)
.... GBP 200 260,997
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ USD 430 431,021
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 300 294,535
Arcosa, Inc., 6.88%
,
08/15/32
(a)
.... 200 202,763
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 1,894 1,850,864
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
........... 1,343 1,341,459
4.13%, 08/15/26
(a)
........... USD 4,760 4,371,870
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 373 466,954
5.50%, 03/15/27
(c)
........... 200 261,248
ATI, Inc., 7.25%
,
08/15/30 ........ USD 222 228,824
Avis Budget Car Rental LLC
(a)
4.75%, 04/01/28 ............ 106 97,088
8.25%, 01/15/30 ............ 200 195,069
Bank of America Corp., (3-mo.
EURIBOR + 0.91%), 1.95%
,
10/27/26
(b)(c)
............... EUR 875 941,870
Bank of New York Mellon Corp. (The),
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30%
(b)(r)
........... USD 101 103,517
Bausch + Lomb Corp., 8.38%
,
10/01/28
(a)
................ 490 508,375
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 1,455 1,599,042
Blue Racer Midstream LLC, 7.25%
,
07/15/32
(a)
................ USD 300 310,352
Boyd Gaming Corp.
4.75%, 12/01/27 ............ 100 97,839
4.75%, 06/15/31
(a)
........... 210 193,679
Brand Industrial Services, Inc., 10.38%
,
08/01/30
(a)
................ 116 110,664
Breeze Aviation Group, Inc.
(d)(j)
(Acquired 01/26/24, cost
$1,877,103) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28
(p)
1,877 1,787,940
(Acquired 01/26/24, cost $938,551)
20.00%, 01/30/28 ......... 939 893,970
Caesars Entertainment, Inc.
(a)
4.63%, 10/15/29 ............ 273 250,923
6.00%, 10/15/32 ............ 300 280,161
California Resources Corp., 8.25%
,
06/15/29
(a)
................ 570 579,274

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Calpine Corp.
(a)
5.13%, 03/15/28 ............ USD 408 $ 401,431
5.00%, 02/01/31 ............ 148 141,299
CCO Holdings LLC, 4.75%
,
02/01/32
(a)
296 262,817
Central Parent, Inc., 7.25%
,
06/15/29
(a)
193 167,018
Chemours Co. (The)
(a)
4.63%, 11/15/29 ............ 144 122,912
8.00%, 01/15/33 ............ 200 187,016
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 200 198,415
5.75%, 04/01/30 ............ 193 188,779
6.75%, 05/01/31 ............ 132 133,040
Cinemark USA, Inc., 7.00%
,
08/01/32
(a)
139 140,311
Citigroup, Inc.
(3-mo. EURIBOR + 1.66%), 1.25%,
07/06/26
(b)(c)
............. EUR 872 939,216
1.75%, 10/23/26 ............ GBP 316 389,122
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95%
(b)(r)
.. USD 119 118,657
Civitas Resources, Inc.
(a)
8.38%, 07/01/28 ............ 672 693,495
8.63%, 11/01/30 ............ 575 593,211
Clarios Global LP
(a)
6.75%, 05/15/28 ............ 341 345,803
6.75%, 02/15/30 ............ 100 100,953
Clear Channel Outdoor Holdings, Inc.
(a)
5.13%, 08/15/27 ............ 176 170,100
7.88%, 04/01/30 ............ 100 98,045
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 1,826 1,774,992
9.00%, 09/30/29 ............ 504 502,685
8.25%, 06/30/32 ............ 654 664,941
Clydesdale Acquisition Holdings, Inc.
(a)
6.63%, 04/15/29 ............ 300 301,656
8.75%, 04/15/30 ............ 611 619,643
Comcast Corp., 0.25%
,
09/14/29 ... EUR 513 492,397
CommScope LLC, 9.50%
,
12/15/31
(a)
USD 290 298,700
Comstock Resources, Inc., 6.75%
,
03/01/29
(a)
................ 279 272,873
Consolidated Communications, Inc.,
5.00%
,
10/01/28
(a)
........... 400 374,962
Constellium SE, 5.38%
,
08/15/32
(c)
.. EUR 364 386,967
Core Scientific, Inc., 0.00%
,
06/15/31
(a)
(e)(q)
..................... USD 226 189,416
Cornerstone Building Brands, Inc.,
9.50%
,
08/15/29
(a)
........... 100 83,189
Crescent Energy Finance LLC, 7.38%
,
01/15/33
(a)
................ 575 554,426
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 1,673 1,548,893
11.25%, 05/15/28 ........... 359 347,067
11.75%, 01/31/29 ........... 784 760,356
CVR Energy, Inc., 8.50%
,
01/15/29
(a)
. 200 192,020
Dana Financing Luxembourg SARL,
8.50%
,
07/15/31
(c)
........... EUR 741 862,773
Diebold Nixdorf, Inc., 7.75%
,
03/31/30
(a)
USD 160 165,850
DISH Network Corp.
(q)
0.00%, 12/15/25
(e)
........... 1,454 1,323,140
3.38%, 08/15/26 ............ 411 341,130
Encino Acquisition Partners Holdings
LLC, 8.50%
,
05/01/28
(a)
....... 300 304,994
Endo Finance Holdings, Inc., 8.50%
,
04/15/31
(a)
................ 200 208,505
Security
Par (000)
Par (000) Value
United States (continued)
Energizer Holdings, Inc., 4.38%
,
03/31/29
(a)
................ USD 157 $ 146,183
EQT Corp.
7.50%, 06/01/27
(a)(c)
.......... 200 204,185
7.50%, 06/01/30 ............ 210 226,487
EquipmentShare.com, Inc.
(a)
9.00%, 05/15/28 ............ 100 103,602
8.63%, 05/15/32 ............ 131 135,031
Exo Imaging, Inc., (Acquired 08/14/24,
cost $102,781), 8.00%
,
08/14/25
(d)(j)
103 142,896
Ferrellgas LP
(a)
5.38%, 04/01/26 ............ 200 197,979
5.88%, 04/01/29 ............ 219 198,257
Fertitta Entertainment LLC, 4.63%
,
01/15/29
(a)
................ 200 184,201
Fidelity National Information Services,
Inc., 1.50%
,
05/21/27 ......... EUR 911 958,635
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%
,
03/12/40
(b)
........... USD 3,700 3,630,598
Focus Financial Partners LLC, 6.75%
,
09/15/31
(a)
................ 100 98,618
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 140 127,305
Freedom Mortgage Holdings LLC
(a)
9.25%, 02/01/29 ............ 136 138,113
9.13%, 05/15/31 ............ 100 100,632
Frontier Communications Holdings LLC
5.00%, 05/01/28
(a)
........... 227 223,966
6.75%, 05/01/29
(a)
........... 720 723,620
5.88%, 11/01/29 ............ 90 90,009
6.00%, 01/15/30
(a)
........... 90 90,199
8.75%, 05/15/30
(a)
........... 2,394 2,521,916
8.63%, 03/15/31
(a)
........... 1,705 1,816,115
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 1,880 1,917,600
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,101 1,118,890
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 59 58,306
General Motors Financial Co., Inc.,
4.30%
,
02/15/29
(c)
........... EUR 598 667,335
GFL Environmental, Inc., 4.00%
,
08/01/28
(a)
................ USD 100 95,039
Global Partners LP, 8.25%
,
01/15/32
(a)
300 308,389
Global Payments, Inc., 4.88%
,
03/17/31 ................. EUR 423 477,249
Goldman Sachs Group, Inc. (The)
0.25%, 01/26/28
(c)
........... 999 1,010,091
7.25%, 04/10/28 ............ GBP 204 279,951
0.88%, 05/09/29
(c)
........... EUR 943 933,637
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 ............ USD 184 182,520
5.63%, 04/30/33 ............ 200 178,647
GoTo Group, Inc.
5.50%, 05/01/28
(a)
........... 441 254,409
GS Finance Corp., (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75%
,
02/14/30
(b)
................ 6,830 6,986,953
H&E Equipment Services, Inc., 3.88%
,
12/15/28
(a)
................ 173 172,441
Hanesbrands, Inc., 9.00%
,
02/15/31
(a)
160 168,595

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Hilton Grand Vacations Borrower LLC
(a)
5.00%, 06/01/29 ............ USD 100 $ 93,718
4.88%, 07/01/31 ............ 100 87,794
Homes By West Bay LLC, 11.00%
,
02/06/30
(d)
................ 9,929 9,929,000
Howard Midstream Energy Partners
LLC, 7.38%
,
07/15/32
(a)
....... 200 204,905
HUB International Ltd., 7.25%
,
06/15/30
(a)
................ 300 309,002
International Business Machines Corp.,
3.38%
,
02/06/27 ............ EUR 837 917,666
ITT Holdings LLC, 6.50%
,
08/01/29
(a)
USD 100 92,253
Jefferies Finance LLC, 5.00%
,
08/15/28
(a)
................ 200 188,029
JetBlue Airways Corp., 9.88%
,
09/20/31
(a)
................ 200 197,418
JPMorgan Chase & Co.
(b)
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(c)
... GBP 479 616,729
(3-mo. EURIBOR + 0.76%), 1.09%,
03/11/27
(c)
.............. EUR 909 967,979
(3-mo. EURIBOR + 0.60%), 3.67%,
06/06/28
(c)
.............. 781 859,244
Series OO, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.15%),
6.50%
(r)
................ USD 110 112,579
KeHE Distributors LLC, 9.00%
,
02/15/29
(a)
................ 100 102,861
Kraft Heinz Foods Co., 4.13%
,
07/01/27
(c)
................ GBP 100 127,545
Kronos International, Inc., 9.50%
,
03/15/29
(c)
................ EUR 213 248,700
LABL, Inc.
(a)
5.88%, 11/01/28 ............ USD 136 107,026
8.63%, 10/01/31 ............ 100 74,500
Lamar Media Corp.
3.75%, 02/15/28 ............ 200 190,310
4.88%, 01/15/29 ............ 188 182,802
Landsea Homes Corp., 11.00%
,
07/17/28
(d)
................ 10,050 10,515,315
LCM Investments Holdings II LLC,
4.88%
,
05/01/29
(a)
........... 200 187,679
Lessen LLC, (3-mo. CME Term SOFR
+ 8.50%), 13.40%
,
01/05/28
(a)(b)(d)
. 5,074 4,725,023
Level 3 Financing, Inc.
(a)
10.50%, 04/15/29 ........... 400 440,000
10.75%, 12/15/30 ........... 100 110,500
10.00%, 10/15/32 ........... 1,418 1,411,817
LGI Homes, Inc., 7.00%
,
11/15/32
(a)
. 928 877,610
LifePoint Health, Inc., 8.38%
,
02/15/32
(a)
................ 402 404,757
Light & Wonder International, Inc.
(a)
7.25%, 11/15/29 ............ 253 256,464
7.50%, 09/01/31 ............ 203 207,949
Lions Gate Capital Holdings 1, Inc.,
5.50%
,
04/15/29
(a)
........... 4,657 4,320,739
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 206 166,995
Live Nation Entertainment, Inc., 4.75%
,
10/15/27
(a)
................ 350 341,193
Magnera Corp., 4.75%
,
11/15/29
(a)
.. 300 265,925
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(a)
........ 876 858,480
Security
Par (000)
Par (000) Value
United States (continued)
McGraw-Hill Education, Inc., 7.38%
,
09/01/31
(a)
................ USD 200 $ 201,104
Medline Borrower LP, 5.25%
,
10/01/29
(a)
................ 869 833,869
MGM Resorts International, 6.50%
,
04/15/32 ................. 125 122,574
Morgan Stanley
(b)
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 1,109 1,190,048
(3-mo. EURIBOR + 1.30%), 4.66%,
03/02/29 ............... 747 844,079
MPT Operating Partnership LP, 7.00%
,
02/15/32
(c)
................ 531 583,973
Nasdaq, Inc., 4.50%
,
02/15/32 ..... 615 702,200
Nationstar Mortgage Holdings, Inc.
(a)
5.00%, 02/01/26 ............ USD 136 135,431
6.00%, 01/15/27 ............ 100 99,947
5.75%, 11/15/31 ............ 200 199,938
NCL Corp. Ltd., 6.75%
,
02/01/32
(a)
.. 500 493,901
NCR Atleos Corp., 9.50%
,
04/01/29
(a)
1,190 1,290,323
NCR Voyix Corp.
(a)
5.00%, 10/01/28 ............ 200 192,444
5.13%, 04/15/29 ............ 35 33,335
Netflix, Inc., 3.63%
,
05/15/27 ...... EUR 1,650 1,821,550
New Generation Gas Gathering LLC,
(3-mo. CME Term SOFR at 2.00%
Floor + 5.75%), 10.34%
,
09/30/29
(a)
(b)(d)
..................... USD 2,747 2,705,822
Nexstar Media, Inc., 4.75%
,
11/01/28
(a)
184 172,311
NGL Energy Operating LLC
(a)
8.13%, 02/15/29 ............ 154 155,076
8.38%, 02/15/32 ............ 100 100,215
Northern Oil & Gas, Inc.
(a)
8.13%, 03/01/28 ............ 187 187,482
8.75%, 06/15/31 ............ 181 184,612
Olympus Water US Holding Corp.
(a)
4.25%, 10/01/28 ............ 200 184,813
9.75%, 11/15/28 ............ 530 550,254
OneMain Finance Corp., 7.13%
,
11/15/31 .................. 175 176,040
Organon & Co.
(a)
5.13%, 04/30/31 ............ 423 368,816
7.88%, 05/15/34 ............ 200 194,135
OT Midco, Inc., 10.00%
,
02/15/30
(a)
.. 1,304 1,122,689
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ 100 98,285
4.25%, 01/15/29 ............ 100 92,737
4.63%, 03/15/30 ............ 100 91,425
Owens-Brockway Glass Container, Inc.,
7.25%
,
05/15/31
(a)
........... 143 139,604
Pactiv Evergreen Group Issuer LLC,
4.38%
,
10/15/28
(a)
........... 138 141,019
Panther Escrow Issuer LLC, 7.13%
,
06/01/31
(a)
................ 282 287,339
Paramount Global, 7.88%
,
07/30/30 . 1,275 1,400,664
Park Intermediate Holdings LLC,
5.88%
,
10/01/28
(a)
........... 245 239,093
Performance Food Group, Inc.
(a)
5.50%, 10/15/27 ............ 100 99,044
4.25%, 08/01/29 ............ 252 235,655
Permian Resources Operating LLC
(a)
5.38%, 01/15/26 ............ 72 71,684
8.00%, 04/15/27 ............ 487 496,203

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Perrigo Finance Unlimited Co., 5.38%
,
09/30/32 ................. EUR 258 $ 283,017
PetSmart, Inc.
(a)
4.75%, 02/15/28 ............ USD 300 280,571
7.75%, 02/15/29 ............ 300 275,514
Pike Corp., 8.63%
,
01/31/31
(a)
..... 100 105,381
Pioneer Midco LLC, 10.50%
,
11/18/30
(a)
(b)(d)
..................... 4,144 4,200,998
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
1,535 1,533,074
Post Holdings, Inc.
(a)
5.50%, 12/15/29 ............ 119 115,667
4.50%, 09/15/31 ............ 188 170,270
6.38%, 03/01/33 ............ 200 196,663
PPG Industries, Inc., 1.88%
,
06/01/25 EUR 841 907,975
Prestige Brands, Inc., 3.75%
,
04/01/31
(a)
................ USD 500 448,439
Prime Security Services Borrower LLC,
6.25%
,
01/15/28
(a)
........... 521 521,409
Procter & Gamble Co. (The), 4.88%
,
05/11/27 .................. EUR 581 657,448
Quikrete Holdings, Inc., 6.75%
,
03/01/33
(a)
................ USD 482 479,807
Resort Communities LoanCo. LP,
12.00%
,
11/21/28
(a)(b)(d)
........ 6,518 6,534,541
Reworld Holding Corp., 5.00%
,
09/01/30 ................. 100 92,631
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 2,082 2,188,536
RR Donnelley & Sons Co.
(a)
9.50%, 08/01/29 ............ 100 99,050
10.88%, 08/01/29 ........... 100 97,388
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 1,328 1,314,166
10.75%, 11/15/29 ........... 2,569 2,587,694
SCIH Salt Holdings, Inc., 4.88%
,
05/01/28
(a)
................ 100 95,116
Scotts Miracle-Gro Co. (The), 4.00%
,
04/01/31 ................. 344 301,754
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... 1,466 1,558,739
8.50%, 07/15/31
(a)
........... 781 829,470
9.63%, 12/01/32 ............ 1,235 1,389,013
Select Medical Corp., 6.25%
,
12/01/32
(a)
................ 1,132 1,102,952
Service Properties Trust
8.38%, 06/15/29 ............ 2,640 2,638,835
4.95%, 10/01/29 ............ 100 82,578
4.38%, 02/15/30 ............ 176 135,910
8.63%, 11/15/31
(a)
........... 270 284,827
8.88%, 06/15/32 ............ 3,165 3,132,132
Six Flags Entertainment Corp.
5.38%, 04/15/27 ............ 200 197,465
5.50%, 04/15/27
(a)
........... 200 197,927
5.25%, 07/15/29 ............ 205 193,989
7.25%, 05/15/31
(a)
........... 176 176,678
SM Energy Co., 6.75%
,
08/01/29
(a)
.. 250 246,276
Snap, Inc., 6.88%
,
03/01/33
(a)
..... 100 99,992
Sonder Corp., 10.00%
,
12/10/27
(d)
.. 623 591,436
Sonder Holdings, Inc., (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.87%
,
12/10/27
(b)(d)
... 4,879 4,634,648
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 1,346 1,435,881
9.75%, 11/15/30 ............ 3,522 3,887,738
Security
Par (000)
Par (000) Value
United States (continued)
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(f)(o)
............. USD 41 $ 37,913
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 455 411,026
Series 2017-1A,Class A, 3.65%,
08/15/31
(f)(o)
............. 1,192 1,059,733
SS&C Technologies, Inc., 6.50%
,
06/01/32
(a)
................ 300 303,243
Stagwell Global LLC, 5.63%
,
08/15/29
(a)
100 95,231
Star Parent, Inc., 9.00%
,
10/01/30
(a)
. 200 197,131
Station Casinos LLC, 4.50%
,
02/15/28
(a)
................ 174 166,659
Stem, Inc., 0.50%
,
12/01/28
(a)(q)
.... 166 43,160
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
................ 336 344,847
Suburban Propane Partners LP, 5.00%
,
06/01/31
(a)
................ 100 90,282
Talen Energy Supply LLC, 8.63%
,
06/01/30
(a)
................ 675 715,974
Tallgrass Energy Partners LP, 6.00%
,
09/01/31
(a)
................ 300 283,607
Talos Production, Inc.
(a)
9.00%, 02/01/29 ............ 181 185,985
9.38%, 02/01/31 ............ 100 101,746
Tenet Healthcare Corp., 6.13%
,
10/01/28 ................. 911 906,832
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 1,412 1,346,687
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 1,875 1,824,457
Thermo Fisher Scientific, Inc., 1.38%
,
09/12/28 ................. EUR 917 946,421
TransDigm, Inc.
5.50%, 11/15/27 ............ USD 648 640,676
4.88%, 05/01/29 ............ 239 227,013
Transocean, Inc., 8.25%
,
05/15/29
(a)
. 776 758,521
Tronox, Inc., 4.63%
,
03/15/29
(a)
.... 300 256,569
UKG, Inc., 6.88%
,
02/01/31
(a)
...... 264 267,812
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%
,
05/01/28 ................. 185 172,525
United Wholesale Mortgage LLC,
5.50%
,
04/15/29
(a)
........... 100 96,412
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 2,042 2,169,200
Univision Communications, Inc.
(a)
6.63%, 06/01/27 ............ 270 267,766
8.00%, 08/15/28 ............ 500 501,562
4.50%, 05/01/29 ............ 159 140,481
8.50%, 07/31/31 ............ 300 293,142
USA Compression Partners LP, 7.13%
,
03/15/29
(a)
................ 367 373,264
UWM Holdings LLC, 6.63%
,
02/01/30
(a)
626 620,887
Valaris Ltd., 8.38%
,
04/30/30
(a)
..... 100 100,115
Vantage Drilling International Ltd.,
9.50%
,
02/15/28
(a)
........... 351 351,000
Venture Global LNG, Inc.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(b)(r)
......... 789 748,752
7.00%, 01/15/30 ............ 575 566,483
Verizon Communications, Inc.
1.13%, 11/03/28 ............ GBP 199 225,367

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
4.25%, 10/31/30 ............ EUR 796 $ 902,213
Viking Cruises Ltd.
(a)
7.00%, 02/15/29 ............ USD 336 337,128
9.13%, 07/15/31 ............ 400 427,252
Vistra Operations Co. LLC, 5.63%
,
02/15/27
(a)
................ 2,339 2,330,299
Vital Energy, Inc.
9.75%, 10/15/30 ............ 100 101,711
7.88%, 04/15/32
(a)
........... 140 130,329
Wand NewCo 3, Inc., 7.63%
,
01/30/32
(a)
................ 300 307,004
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 17 16,074
Wells Fargo & Co.
(c)
1.38%, 10/26/26 ............ EUR 909 964,000
1.50%, 05/24/27 ............ 1,390 1,465,131
0.63%, 03/25/30 ............ 921 874,274
Wildfire Intermediate Holdings LLC,
7.50%
,
10/15/29
(a)
........... USD 462 449,144
Wolfspeed, Inc., 1.75%
,
05/01/26
(q)
.. 330 207,900
WR Grace Holdings LLC, 5.63%
,
08/15/29
(a)
................ 100 86,061
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 431 426,690
13.50%, 04/15/31 ........... 625 596,094
Xerox Holdings Corp.
(a)
5.50%, 08/15/28 ............ 177 124,280
8.88%, 11/30/29 ............ 100 67,133
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 226 205,850
208,577,530
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat,
6.95%
,
10/17/31
(a)
........... 200 198,658
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
6.88%, 10/15/27 ............ 477 476,041
9.38%, 03/01/29 ............ 1,172 1,233,530
1,709,571
Total Corporate Bonds — 11.9%
(Cost: $506,798,102) ............................. 474,524,776
Fixed Rate Loan Interests
France — 0.0%
Atos SE, 1st Lien Term Loan,
5.06%
,
 12/13/29 ............ EUR 1,264 1,380,431
United States — 0.1%
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 04/07/25
(d)
........... USD 4,200 4,233,730
Twitter, Inc., 1st Lien Term Loan B3,
9.50%
,
 02/14/30 ............ 432 442,878
4,676,608
Total Fixed Rate Loan Interests — 0.1%
(Cost: $6,018,342) .............................. 6,057,039
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
Belgium — 0.1%
(b)
Finco Utilitas BV, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.88%
,
 09/26/30 . EUR 1,040 $ 1,125,024
United Petfood Finance BV, 1st Lien
Term Loan B, 02/26/32
(t)
....... 2,562 2,744,837
3,869,861
Canada — 0.1%
(b)
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.61%
,
 01/28/32 ...... 2,500 2,680,570
Garda World Security Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.32%
,
 02/01/29 ............ USD 455 452,748
3,133,318
Finland — 0.1%
Mehilainen Yhtiot Oy, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.90%), 6.26%
,
 08/05/31
(b)
EUR 2,498 2,696,397
France — 0.3%
(b)
Atos SE, 1st Lien Term Loan,
(1-mo. EURIBOR + 4.60%),
7.06%
,
 12/17/30 ............ 700 568,311
Banijay Entertainment SAS, Facility 1st
Lien Term Loan B4, 01/27/32
(t)
... 1,864 2,005,056
Claudius Finance Parent SARL, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.86%
,
 01/31/30 ............ 2,000 2,149,084
Groupe Babilou, Facility 1st Lien Term
Loan B4, (6-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.16%
,
 11/18/30 . 1,151 1,173,733
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
6.11%
,
 02/27/30 ............ 1,176 1,271,584
HomeVi SAS, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.61%
,
 10/31/29 ...... 2,000 2,152,695
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
8.06%
,
 12/29/28 ............ 1,500 1,539,506
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.95%
,
 02/03/31 . 1,411 1,523,144
Ramsay Generale De Sante SA,
Facility 1st Lien Term Loan B5,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.93%
,
 08/13/31 ...... 1,800 1,936,122
14,319,235
Germany — 0.5%
(b)
Aenova Holding GmbH, Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.50%
,
 08/22/31 ............ 2,264 2,428,347
Apleona Holding GmbH, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.36%
,
 04/28/28 ............ 2,400 2,595,626

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
AVIV Group GmbH, 1st Lien Term Loan
B, 01/29/32
(t)
............... EUR 2,293 $ 2,476,315
IFCO Management GmbH, 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 3.50%),
6.09%
,
 11/29/29 ............ 1,000 1,079,386
Minimax Viking GmbH, Facility 1st Lien
Term Loan B, 02/20/32
(t)
....... 1,000 1,079,948
Mosel Bidco SE, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.11%
,
 09/16/30 ....... 1,529 1,649,483
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.54%
,
 02/21/30 ............ 2,879 3,107,013
Schoen Klinik SE, Facility 1st Lien Term
Loan B2, 01/13/31
(t)
.......... 1,333 1,429,723
Speedster Bidco GmbH, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.13%
,
 12/10/31 . 1,740 1,879,581
Tele Columbus AG, Facility 1st Lien
Term Loan B, 01/01/29
(t)
....... 2,146 1,824,578
TK Elevator Midco GmbH, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.60%
,
 04/30/30 ............ 1,631 1,753,744
21,303,744
Ireland — 0.1%
(b)
Applegreen Ltd., Facility 1st Lien Term
Loan B, 01/26/32
(t)
........... 1,424 1,546,371
Helios Software Holdings, Inc., 1st Lien
Term Loan, 03/13/28
(t)
........ 1,000 1,068,238
ION Trading Finance Ltd., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.93%
,
 03/31/28 . 1,500 1,589,770
4,204,379
Jersey, Channel Islands — 0.1%
Vita Global FinCo Ltd., 1st Lien Term
Loan B
(b)(d)
(6-mo. EURIBOR at 0.00% Floor +
7.00%), 9.66%, 04/23/27 .... 2,035 1,892,554
(Daily SONIA at 1.19% Floor +
7.00%), 12.45%, 07/06/27 .... GBP 1,246 1,394,362
3,286,916
Luxembourg — 0.4%
(b)
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.86%
,
 09/29/28 ..... EUR 2,000 2,157,540
Froneri International Ltd., 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.50%), 5.10%
,
 09/30/31 . 3,000 3,225,312
Matterhorn Telecom SA, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.14%
,
 01/26/32 ............ 1,362 1,471,186
Speed Midco 3 SARL, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 4.95%),
7.33%
,
 05/16/29
(d)
........... 6,106 6,644,203
Tackle SARL, 1st Lien Term Loan B,
05/22/28
(t)
................. 891 955,088
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Tackle SARL, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.78%
,
 05/22/28 . EUR 984 $ 1,053,314
15,506,643
Netherlands — 0.7%
(b)
Bock Capital Bidco BV, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.86%
,
 06/29/28 . 1,459 1,567,544
Cypher Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 4.50%), 6.92%
,
 01/01/28
(d)
.... 5,188 5,455,032
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 7.28%
,
 10/14/27 ..... 1,964 2,110,498
Nobian Finance BV, 1st Lien Term Loan
B, 07/31/30
(t)
............... 2,526 2,710,535
Peer Holding III BV, Facility 1st Lien
Term Loan B6, (1-mo. EURIBOR
at 0.00% Floor + 3.25%),
6.97%
,
 07/01/31 ............ 2,200 2,367,465
Pegasus Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 6.02%
,
 07/12/29 ..... 2,000 2,164,287
Stage Entertainment BV, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.54%
,
 06/01/29 ............ 2,000 2,166,385
Upfield BV, 1st Lien Term Loan B11,
(Daily SONIA at 0.00% Floor +
5.25%), 5.29%
,
 01/03/28 ...... GBP 1,364 1,764,149
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 5.37%
,
 01/31/29 ..... EUR 9,179 9,545,268
29,851,163
New Zealand — 0.1%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
 11/05/31
(b)(d)
.... GBP 2,000 2,467,243
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
6.00%
,
 06/14/29
(b)
........... EUR 1,017 1,098,313
Spain — 0.1%
(b)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.76%
,
 02/27/30 ............ 1,606 1,732,046
Cervantes Bidco SL, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.46%
,
 10/30/31 . 1,483 1,606,364
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.52%
,
 12/31/29 ............ 1,617 1,741,741
5,080,151

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden — 0.1%
(b)
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, 08/29/31
(t)
...... EUR 1,667 $ 1,793,156
Quimper AB, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.43%
,
 03/29/30 . 2,017 2,183,783
3,976,939
United Kingdom — 1.1%
(b)
Acuris Finance US, Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.03%
,
 02/16/28 . 1,000 1,069,146
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.09%
,
 05/12/31 ............ 1,647 1,696,053
Belron Finance US LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.53%
,
 10/16/31 . 1,988 2,144,199
CD&R Firefly Bidco plc, 1st Lien Term
Loan, 04/30/29
(t)
............ GBP 1,750 2,247,994
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B8, (Daily
SONIA at 0.00% Floor + 5.25%),
5.25%
,
 04/30/29 ............ 2,031 2,615,903
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B, (Daily SONIA at 0.00%
Floor + 4.50%), 4.53%
,
 03/13/28 . 1,100 1,414,488
Edge Finco plc, Facility 1st Lien Term
Loan B1, 08/22/31
(t)
.......... EUR 1,453 1,564,069
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.62%
,
 06/30/28 ............ 1,546 1,670,914
Hbx Group International plc, 1st Lien
Term Loan B, 02/14/32
(t)
....... 2,359 2,544,082
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.05%
,
 06/23/31 . 2,000 2,126,290
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.86%
,
 04/03/29 ............ 1,940 2,044,368
Inspired Finco Holdings Ltd., 1st
Lien Term Loan B6, (1-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.61%
,
 02/28/31 ............ 289 310,185
Inspired Finco Holdings Ltd., Facility 1st
Lien Term Loan B6
(t)
 02/28/31 ................. 766 822,459
 02/28/31 ................. 383 411,230
Magnavale Holdings Ltd., Facility
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.28%
,
 06/05/26
(d)
........... GBP 3,756 4,852,364
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 7.06%
,
 11/04/30 . EUR 689 742,524
Market Bidco Ltd., Facility 1st Lien Term
Loan B4, (Daily SONIA at 0.00%
Floor + 5.25%), 5.36%
,
 11/04/30 . GBP 404 521,669
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.22%
,
 03/25/31 ............ EUR 1,839 1,966,552
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Mercia, 1st Lien Term Loan A1, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.10%
,
 04/09/25
(d)
........... GBP 1,595 $ 2,060,465
Mercia, 1st Lien Term Loan A2, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.10%
,
 04/09/25
(d)
........... 4,864 6,282,583
Mercia, 1st Lien Term Loan B-1, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.10%
,
 04/09/25
(d)
........... 280 361,898
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1, (Daily
SONIA at 0.00% Floor + 5.75%),
5.75%
,
 11/27/31 ............ 1,905 2,449,724
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B, 07/16/29
(t)
....... EUR 831 892,490
42,811,649
United States — 1.7%
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.17%
,
 05/12/28
(b)
........... USD 682 680,563
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 11.20%
,
 12/21/27
(b)
(d)
...................... 2,520 2,492,213
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.75%
,
 02/01/30
(b)
3,621 3,419,999
Amentum Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.57%
,
 09/29/31
(b)
........... 1,446 1,395,752
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 4.50%),
8.80%
,
 12/30/27
(b)
........... 382 381,411
Arsenal AIC Parent LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.07%
,
 08/19/30
(b)
........... 157 155,547
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.82%
,
 08/01/28
(b)
..... 10 7,573
Bally's Corp., Facility 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.80%
,
 10/02/28
(b)
........... 1,061 941,223
Bausch + Lomb Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.67%
,
 05/10/27
(b)
........... 1,131 1,125,986
Belron Finance 2019 LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.05%
,
 10/16/31
(b)
........... 1,233 1,228,959
Boost Newco Borrower LLC, 1st Lien
Term Loan B2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.30%
,
 01/31/31
(b)
........... 1,396 1,385,584
Boxer Parent Co., Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.11%
,
 07/30/31
(b)
EUR 1,496 1,608,242

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.56%
,
 02/06/31
(b)
........... USD 2,161 $ 2,142,806
Charter Communications Operating
LLC, 1st Lien Term Loan B5, (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
 12/15/31
(b)
..... 230 228,898
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.83%
,
 03/30/29
(b)
........... 1,007 997,153
Clover Holdings SPV III LLC, 1st Lien
Term Loan, 15.00%
,
 12/09/27
(b)
.. 312 305,478
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 7.50%
,
 04/13/29
(b)
..... 1,375 1,368,170
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.06%
,
 09/29/28
(b)
981 979,557
CPPIB OVM Member US LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
 08/20/31
(b)
........... 1,250 1,240,493
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 9.00%
,
 04/15/27
(b)
.... 477 447,983
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.30%
,
 12/30/27
(b)
1,608 1,607,970
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.67%
,
 12/21/28
(b)(d)
.......... 792 784,390
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.55%
,
 08/02/27
(b)
........... 160 159,565
DirecTV Financing LLC, 1st Lien Term
Loan B, 02/17/31
(b)(t)
.......... 1,770 1,685,066
ECL Entertainment LLC, Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.82%
,
 08/30/30
(b)
........... 2,742 2,734,686
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.57%
,
 12/29/27
(b)(d)
......... 920 680,618
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.82%
,
 01/29/29
(b)
........... 1,559 1,533,755
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 7.61%
,
 03/30/27
(b)
EUR 1,583 1,603,400
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.94%
,
 11/12/26
(b)
(d)
...................... USD 4,629 4,629,299
Security
Par (000)
Par (000) Value
United States (continued)
GoTo Group, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at
0.00% Floor + 4.75%),
9.19%, 04/30/28
(b)
......... USD 199 $ 133,046
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.94%
,
 10/25/28
(b)(d)
.......... 579 463,587
Icon Parent, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.32%
,
 11/13/31
(b)
3,216 3,189,114
Indy US Bidco LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.86%
,
 03/06/28
(b)
EUR 1,995 2,140,109
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.82%
,
 04/26/30
(b)
........... USD 890 875,689
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.32%
,
 01/28/32
(b)
........... 369 367,709
Maverick Gaming LLC, 1st Lien Term
Loan
(b)
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
11.81%, 06/05/28 ......... 753 456,084
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
11.81%, 06/05/28
(d)
........ 429 385,806
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.32%
,
 03/01/29
(b)
1,874 1,785,069
Medline Borrower LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.57%
,
 10/23/28
(b)
........... 2,705 2,698,386
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.40%
,
 01/24/30
(b)
119 26,118
NGP XI Midstream Holdings LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.80%
,
 07/25/31
(b)(d)
.......... 642 639,178
Pitney Bowes, Inc., 1st Lien Term
Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.07%
,
 03/19/32
(b)
........... 1,440 1,423,195
Polaris Newco LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.11%
,
 06/02/28
(b)
EUR 2,494 2,519,875
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.30%
,
 04/27/28
(b)
........... USD 2,455 1,300,783
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
12.30%
,
 04/27/29
(b)
.......... 1,749 645,021
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.32%
,
 09/11/29
(b)(d)
......... 4,865 4,865,000

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Station Casinos LLC, Facility 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.32%
,
 03/14/31
(b)
........... USD 874 $ 868,911
TransDigm, Inc., 1st Lien Term Loan J,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.80%
,
 02/28/31
(b)
596 591,802
Twitter, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 10.98%
,
 10/26/29
(b)
430 427,179
Vaco Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.60% Floor + 5.00%),
9.45%
,
 01/22/29
(b)
........... 950 875,680
VeriFone Systems, Inc., 1st Lien Term
Loan, 08/20/25
(b)(t)
........... 1,748 1,570,500
Veritas Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR
at 1.00% Floor + 12.50%),
16.93%
,
 06/30/31
(b)
.......... 479 478,712
Xerox Corp., 1st Lien Term Loan,
11/19/29
(b)(t)
................ 262 248,712
66,927,604
Total Floating Rate Loan Interests — 5.5%
(Cost: $225,036,323) ............................. 220,533,555
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%
,
01/17/31
(a)
....... 132 137,643
Chile — 0.0%
Empresa Nacional del Petroleo, 5.95%
,
07/30/34
(a)
................ 200 201,050
Colombia — 0.0%
Ecopetrol SA, 8.88%
,
01/13/33 .... 268 275,973
France — 0.1%
Electricite de France SA
(b)(c)(r)
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 400 398,165
(5-Year EURIBOR ICE Swap Rate
+ 3.28%), 5.63% .......... 200 219,235
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 400 519,542
1,136,942
Hungary — 0.0%
Magyar Export-Import Bank Zrt.,
6.00%
,
05/16/29
(c)
........... EUR 200 232,082
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC,
13.49%
,
05/23/28
(a)
.......... KZT 114,000 209,087
Mexico — 0.0%
Petroleos Mexicanos
8.75%, 06/02/29 ............ USD 249 248,036
5.95%, 01/28/31 ............ 187 158,380
6.70%, 02/16/32 ............ 160 140,384
10.00%, 02/07/33 ........... 117 121,545
668,345
Security
Par (000)
Par (000) Value
Morocco — 0.0%
OCP SA, 7.50%
,
05/02/54
(a)
....... USD 298 $ 303,587
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 202 142,410
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 200 199,300
Petroleos del Peru SA, 4.75%
,
06/19/32
(a)
................ 200 149,650
348,950
Total Foreign Agency Obligations — 0.1%
(Cost: $3,646,670) .............................. 3,656,069
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(c)
341 316,810
Brazil — 0.1%
Federative Republic of Brazil
10.00%, 01/01/27 ........... BRL 29 4,782,311
7.13%, 05/13/54 ............ USD 465 445,005
5,227,316
Chile — 0.0%
Republic of Chile
3.75%, 01/14/32 ............ EUR 452 487,770
4.34%, 03/07/42 ............ USD 220 189,090
676,860
Colombia — 0.3%
Republic of Colombia
4.50%, 01/28/26 ............ 241 239,674
5.75%, 11/03/27 ............ COP 11,075,100 2,398,347
6.00%, 04/28/28 ............ 22,663,500 4,807,933
7.75%, 09/18/30 ............ 7,256,400 1,486,265
8.00%, 04/20/33 ............ USD 312 322,062
8.00%, 11/14/35 ............ 200 201,400
7.75%, 11/07/36 ............ 284 278,036
9,733,717
Costa Rica — 0.0%
Republic of Costa Rica, 7.30%
,
11/13/54
(a)
................ 229 236,571
Czech Republic — 0.1%
Czech Republic
5.00%, 09/30/30 ............ CZK 46,550 2,128,745
4.50%, 11/11/32 ............ 24,960 1,108,988
3,237,733
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... USD 233 234,165
4.50%, 01/30/30
(a)
........... 230 215,165
7.05%, 02/03/31
(a)
........... 355 367,070
4.88%, 09/23/32
(a)
........... 156 142,096
10.75%, 06/01/36
(a)
.......... DOP 36,950 605,173
6.95%, 03/15/37
(a)
........... USD 154 155,540
1,719,209
Egypt — 0.1%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 8,610 174,788
5.63%, 04/16/30
(c)
........... EUR 199 182,028

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Egypt (continued)
7.63%, 05/29/32
(c)
........... USD 416 $ 358,031
9.45%, 02/04/33
(a)
........... 200 188,350
8.50%, 01/31/47
(a)
........... 268 202,431
7.50%, 02/16/61
(a)
........... 303 201,213
Egypt Government Bond, 21.38%
,
02/04/28 ................. EGP 13,013 253,779
1,560,620
Gabon — 0.0%
Gabon Government Bond, 9.50%
,
02/18/29
(c)
................ USD 327 297,367
Guatemala — 0.0%
Republic of Guatemala
(a)
7.05%, 10/04/32 ............ 200 210,437
6.60%, 06/13/36 ............ 225 226,575
437,012
Hungary — 0.0%
Hungary Government Bond
5.25%, 06/16/29
(a)
........... 200 198,750
5.38%, 09/12/33
(c)
........... EUR 143 161,052
7.00%, 10/24/35 ............ HUF 271,310 714,201
5.50%, 03/26/36
(a)
........... USD 200 191,113
1,265,116
Indonesia — 0.2%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 25,712,000 1,562,589
4.65%, 09/20/32 ............ USD 200 193,625
3.88%, 01/15/33 ............ EUR 265 282,605
6.75%, 07/15/35 ............ IDR 15,015,000 888,407
8.25%, 05/15/36 ............ 12,577,000 816,442
7.13%, 06/15/38 ............ 36,520,000 2,198,343
5,942,011
Ireland — 0.4%
Republic of Ireland, 2.60%
,
10/18/34
(c)
EUR 13,890 14,529,698
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
........... USD 220 220,346
5.88%, 10/17/31
(c)
........... EUR 148 149,830
8.08%, 04/01/36
(a)
........... USD 200 191,000
561,176
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(c)
................ 200 198,876
Kenya — 0.0%
Republic of Kenya, 9.75%
,
02/16/31
(a)
241 234,975
Malaysia — 0.2%
Malaysia Government Bond
3.89%, 08/15/29 ............ MYR 11,833 2,698,577
4.64%, 11/07/33 ............ 9,508 2,277,399
3.83%, 07/05/34 ............ 6,173 1,396,100
6,372,076
Mexico — 0.2%
United Mexican States
7.00%, 09/03/26 ............ MXN 594 2,847,881
3.75%, 01/11/28 ............ USD 296 286,972
8.50%, 03/01/29 ............ MXN 226 1,092,195
8.50%, 05/31/29 ............ 92 442,855
7.50%, 05/26/33 ............ 733 3,224,314
6.35%, 02/09/35 ............ USD 200 200,300
7.75%, 11/13/42 ............ MXN 80 321,246
Security
Par (000)
Par (000) Value
Mexico (continued)
7.38%, 05/13/55 ............ USD 602 $ 617,050
9,032,813
Montenegro — 0.0%
Republic of Montenegro, 2.88%
,
12/16/27
(c)
................ EUR 179 186,198
Morocco — 0.0%
Kingdom of Morocco
(a)
5.95%, 03/08/28 ............ USD 239 242,336
4.75%, 04/02/35 ............ EUR 271 290,249
532,585
Nigeria — 0.0%
Federal Republic of Nigeria
10.38%, 12/09/34
(a)
.......... USD 200 200,550
7.63%, 11/28/47
(c)
........... 225 169,069
369,619
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
................ EUR 196 220,847
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ USD 300 310,125
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ............ 327 339,099
6.40%, 02/14/35 ............ 357 335,535
674,634
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74%, 01/29/33 ............ 200 165,068
5.60%, 03/13/48 ............ 210 184,852
349,920
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 93 81,770
1.86%, 12/01/32 ............ 149 116,146
197,916
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 12,976 3,399,126
4.75%, 07/25/29 ............ 7,351 1,860,157
5.00%, 10/25/34 ............ 4,179 1,022,387
2.00%, 08/25/36 ............ 1,353 307,114
5.50%, 04/04/53 ............ USD 154 144,454
6,733,238
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 13,627 323,719
30.00%, 09/12/29 ........... 15,810 369,195
7.13%, 02/12/32 ............ USD 298 292,934
985,848
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 124 123,504
2.12%, 07/16/31
(c)
........... EUR 151 132,906
5.88%, 07/11/32
(a)
........... 302 324,104
6.25%, 09/10/34
(a)
........... 284 304,325
884,839

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
........... USD 209 $ 205,848
5.00%, 01/18/53
(a)
........... 230 196,301
402,149
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
........... 200 205,626
6.00%, 06/12/34
(a)
........... 221 218,653
424,279
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 143,785 7,508,666
7.00%, 02/28/31 ............ 56,221 2,720,414
7.10%, 11/19/36
(a)
........... USD 200 194,050
9.00%, 01/31/40 ............ ZAR 26,875 1,210,659
5.00%, 10/12/46 ............ USD 201 137,183
5.75%, 09/30/49 ............ 548 402,232
7.95%, 11/19/54
(a)
........... 220 206,580
12,379,784
Spain — 0.5%
Bonos y Obligaciones del Estado,
3.15%
,
04/30/35
(a)(c)
.......... EUR 17,380 18,467,093
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%
,
06/26/34
(a)
................ USD 266 260,281
Ukraine — 0.0%
Ukraine Government Bond
(a)(s)
1.75%, 02/01/29 ............ 87 56,371
0.00%, 02/01/30 ............ 8 4,058
0.00%, 02/01/34 ............ 30 11,670
1.75%, 02/01/34 ............ 58 30,880
0.00%, 02/01/35 ............ 25 13,820
0.00%, 02/01/36 ............ 21 11,464
128,263
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond, 3.90%
,
09/09/50
(c)
....... 210 151,725
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 7,875 189,065
5.75%, 10/28/34 ............ USD 253 264,362
5.25%, 09/10/60 ............ 245 223,440
676,867
Uzbekistan — 0.0%
Republic of Uzbekistan
(a)
5.38%, 05/29/27 ............ EUR 206 225,116
7.85%, 10/12/28 ............ USD 224 233,589
458,705
Total Foreign Government Obligations — 2.7%
(Cost: $109,038,843) ............................. 106,374,871
Shares
Shares
Investment Companies
Health Care Select Sector SPDR
Fund
(g)
................... 13,480 1,968,215
iShares 0-5 Year TIPS Bond ETF
(g)(h)
. 45,255 4,682,535
Security
Shares
Shares Value
iShares Broad USD High Yield
Corporate Bond ETF
(g)(h)
....... 130,551 $ 4,805,582
iShares China Large-Cap ETF
(g)(h)
... 119,476 4,282,020
iShares Core S&P Small-Cap ETF
(h)
. 19,759 2,066,198
iShares MSCI Brazil ETF
(g)(h)
...... 59,131 1,528,536
SPDR Blackstone Senior Loan ETF
(g)
52,573 2,162,327
SPDR Gold Shares
(k) (l)
.......... 290,948 83,833,757
SPDR S&P Homebuilders ETF ..... 19,652 1,904,279
SPDR S&P Regional Banking ETF
(g)
. 26,121 1,484,979
VanEck Semiconductor ETF
(g)
..... 13,142 2,779,139
Total Investment Companies — 2.8%
(Cost: $106,377,526) ............................. 111,497,567
Par (000)
Pa r (000)
Municipal Bonds
(a)
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB, 7.38%, 10/01/29 ......... USD 875 902,855
Texas - 0.1%
Port of Beaumont Navigation
District , Series 2024B, RB,
10.00%, 07/01/26 ........... 2,125 2,183,459
Total Municipal Bonds — 0.1%
(Cost: $3,000,000) .............................. 3,086,314
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
United States — 0.5%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 3,671 3,012,765
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 4,935 4,408,496
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,603,323
MCM Trust
(d)
Series 2018-NPL2,  3.00%,
08/25/28 ............... 1,661 1,595,822
Series 2021-VFN1,  0.00%,
09/25/31 ............... 2,198 1,399,892
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 6.87%, 10/25/39
(a)(b)
1,726 1,733,432
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 3,607 3,309,460
TVC DSCR Trust, Series 2021-
1,  0.00%, 02/01/51
(d)
......... 1,654 1,424,907
18,488,097
Commercial Mortgage-Backed Securities — 2.2%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 6.57%,
01/19/37
(a)(b)
............... 995 989,082

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.69%, 12/15/34
(a)(b)
USD 926 $ 896,990
United States — 2.2%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 1,182 1,111,080
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (1-mo. CME Term
SOFR at 3.10% Floor + 3.21%),
7.53%, 04/15/34
(a)(b)
.......... 428 283,978
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 328,412
BAHA Trust, Series 2024-MAR, Class
C, 7.01%, 12/10/41
(a)(b)
........ 1,320 1,363,815
BAMLL Trust, Series 2025-ASHF,
Class E, (1-mo. CME Term SOFR
at 5.25% Floor + 5.25%), 9.57%,
02/15/42
(a)(b)
............... 1,952 1,946,622
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 1.16%),
5.48%, 11/25/35 .......... 81 86,053
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 4.94%, 10/25/36 ... 79 75,411
BHMS
(a)(b)
Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.55%), 5.87%, 07/15/35 ... 1,722 1,720,476
Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.20%), 6.52%, 07/15/35 ... 653 650,963
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.71%, 06/15/41
(a)(b)
602 594,472
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 900,707
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 5.34%, 02/15/33 ... 4,847 4,808,139
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 6.58%, 02/15/33 ... 2,843 2,826,558
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 8.68%, 02/15/33 ... 1,877 1,875,664
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.23%, 06/15/38 ... 2,054 2,012,754
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 7.24%, 05/15/38 ... 1,472 1,464,740
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 5.12%, 10/15/38 ... 294 292,585
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.68%, 10/15/38 ... 2,549 2,536,624
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.96%, 12/15/39 ... USD 2,399 $ 2,392,676
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.86%, 05/15/34 ... 770 767,940
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.71%, 03/15/41 ... 1,317 1,318,926
BX Trust
(a)(b)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 3,052 2,757,928
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.68%, 01/15/34 ... 577 571,328
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.43%, 01/15/34 ... 898 888,174
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.76%, 04/15/41 ... 1,385 1,387,221
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.21%, 07/15/29 ... 658 648,126
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.26%, 07/15/29 ... 1,645 1,616,201
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.26%, 03/15/30 ... 1,155 1,147,796
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR at 2.15% Floor +
2.45%), 6.77%, 12/15/37
(a)(b)
.... 335 334,800
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 1,282 1,235,409
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 8.81%, 06/15/41
(a)(b)
.... 780 780,175
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 8.21%,
08/15/41
(a)(b)
............... 760 756,774
Credit Suisse Mortgage Capital
Certificates, Series 2020-NET, Class
A, 2.26%, 08/15/37
(a)
......... 423 416,273
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.63%,
11/15/48
(b)
................ 166 159,690
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.80%, 10/15/37 ... 238 218,392
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.76%, 02/15/27
(d)
.. 2,798 2,761,579
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 6.20%, 08/15/34
(a)(b)
230 230,144
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.10%), 5.42%, 05/15/35 ... 13 12,542

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-BIOD, Class D, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.60%), 5.92%, 05/15/35 ... USD 394 $ 387,703
Series 2018-BIOD, Class F, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.30%), 6.62%, 05/15/35 ... 1,411 1,406,208
ELM Trust, Series 2024-ELM, Class
E10, 7.27%, 06/10/39
(a)(b)
...... 1,467 1,480,626
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
CME Term SOFR at 2.67% Floor +
2.78%), 7.10%, 11/15/38
(a)(b)
.... 1,459 1,450,912
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.68%, 07/15/38 ... 2,726 2,722,368
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.28%, 07/15/38 ... 1,739 1,735,969
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 3.05%), 7.37%, 11/15/36 ... 1,892 1,870,247
Series 2021-IP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.38%, 10/15/36 ... 357 354,267
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.73%, 05/15/26 ... 381 363,955
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 6.51%, 08/15/39 ... 324 324,236
Series 2025-800D, Class A, (1-mo.
CME Term SOFR + 2.15%),
6.97%, 11/18/29 .......... 2,299 2,299,000
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 1,045,700
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.86%, 05/15/37 ... 1,317 1,316,177
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.51%, 05/15/37 ... 1,451 1,443,745
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 315 299,112
Independence Plaza Trust, Series
2018-INDP, Class B, 3.91%,
07/10/35
(a)
................ 528 520,073
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 6.81%, 07/05/33 438 329,588
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.13%, 04/15/38 ... 1,839 1,833,253
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.63%, 04/15/38 ... 866 862,753
Series 2022-OPO, Class C, 3.45%,
01/05/39 ............... 700 602,990
Security
Par (000)
Par (000) Value
United States (continued)
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.51%, 06/15/39
(a)(b)
.... USD 540 $ 541,584
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.86%, 12/15/39
(a)(b)
.... 988 986,764
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 8.76%, 06/15/39
(a)(b)
239 237,594
LoanCore LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.70%,
08/17/42
(a)(b)
............... 1,320 1,316,551
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 691 702,512
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 6.53%, 04/15/38 ... 2,038 2,033,068
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 7.03%, 04/15/38 ... 233 232,748
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 7.18%, 07/15/38
(a)(b)
.... 870 860,990
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 552 511,961
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 7.78%, 07/15/38
(a)(b)
.... 204 119,378
PRM5 Trust, Series 2025-PRM5, Class
D, 5.25%, 03/10/33
(a)(b)
........ 1,400 1,378,099
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor +
2.95%), 7.26%, 03/15/35
(a)(b)
.... 820 819,306
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.85%), 5.16%, 11/15/38 ... 339 336,961
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 7.06%, 11/15/38 ... 1,916 1,887,133
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 7.05%, 11/15/36 ... 524 519,003
STWD Trust, Series 2021-FLWR,
Class E, (1-mo. CME Term SOFR
at 1.92% Floor + 2.04%), 6.36%,
07/15/36
(a)(b)
............... 579 574,518
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 293,867
VEGAS
(a)(b)
Series 2024-GCS, Class C, 6.22%,
07/10/36 ............... 1,570 1,533,466
Series 2024-GCS, Class D, 6.22%,
07/10/36 ............... 1,770 1,655,261
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 583 562,769

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... USD 886 $ 882,126
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)
.............. 375 343,500
Series 2024-1CHI, Class A, 4.95%,
07/15/35
(a)
.............. 669 671,754
86,930,942
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.26%,
02/15/54 ................. 14,001 733,270
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.69%,
12/12/53
(a)
................ 1,407 99,501
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.80%,
07/15/53 ............... 7,798 584,276
Series 2021-C59, Class XA, 1.50%,
04/15/54 ............... 6,303 406,037
1,823,084
Total Non-Agency Mortgage-Backed Securities — 2.8%
(Cost: $113,931,101) ............................. 109,128,195
Preferred Securities
Shares
Shares
Preferred Stocks — 2.7%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 438,091 970,388
Gerdau SA (Preference) ......... 236,849 674,049
Itau Unibanco Holding SA (Preference) 475,062 2,615,715
Neon Payments Ltd.
(d)(f)
.......... 10,763 4,390,874
8,651,026
China — 0.5%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $9,000,423)
(d)(f)(j)
... 82,140 17,768,525
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 17,557 1,396,961
Volocopter GmbH, (Acquired 03/03/21,
cost $7,547,351)
(d)(f)(j)
......... 1,420 —
1,396,961
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$4,447,311)
(d)(f)(j)
............. 1,380 —
Israel — 0.0%
(d)(f)(j)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$3,888,688) ............... 639,810 51,185
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$2,474,803) ............... 351,019 31,591
82,776
Security
Shares
Shares Value
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $804,100)
(d)
(f)(j)
...................... 6,817 $ —
United Kingdom — 0.1%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$6,197,921)
(d)(f)(j)
............ 163,645 2,549,344
United States — 1.9%
Anduril Industries, Inc., Series F
(d)(f)
.. 79,095 3,337,018
Breeze Aviation Group, Inc., Series
B, (Acquired 01/26/24, cost
$2,232,275)
(d)(f)(j)
............ 4,133 563,163
Bright Machines, Inc., Series C
(d)(f)
... 238,542 696,543
Bright Machines, Inc., Series C-1
(d)(f)
. 496,892 924,219
Caresyntax, Inc., Series C-2
(d)(f)
.... 16,777 43,956
Caresyntax, Inc., Series C-3
(d)(f)
.... 2,170 5,685
Coreweave, Inc., 10.00%
(d)
....... 2,520,000 2,973,600
Databricks, Inc., Series F, (Acquired
10/22/19, cost $3,030,010)
(d)(f)(j)
.. 211,650 19,577,625
Databricks, Inc., Series G, (Acquired
02/01/21, cost $3,419,476)
(d)(f)(j)
.. 57,837 5,349,922
Davidson Homes, Inc., 12.00%
(d)
... 4,221 4,242,612
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(r)
........ 8,429 8,323,637
Exo Imaging, Inc., (Acquired 06/24/21,
cost $2,122,371)
(d)(f)(j)
......... 362,303 1,667
GM Cruise Holdings LLC, Series G,
Class G, (Acquired 03/25/21, cost
$2,563,091)
(d)(f)(j)
............ 97,271 97,271
Insightful Corp., Series D
(d)(f)
....... 1,558,289 335,344
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $3,136,443)
(d)(f)(j)
.. 1,719,824 3,938,397
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $677,436)
(d)(f)(j)
.... 113,119 259,042
Lessen Holdings, Inc., Series BX
(d)(f)
. 252,164 743,884
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $2,878,751)
(d)(f)(j)
.. 336,696 2,060,579
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $596,540)
(d)(f)(j)
.... 29,827 281,269
Lookout, Inc., Series F, (Acquired
10/22/14, cost $7,673,753)
(d)(f)(j)
.. 671,775 906,896
MNTN Digital, Series D, (Acquired
11/05/21, cost $1,673,918)
(d)(f)(j)
... 72,889 1,043,042
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $1,646,873)
(d)(f)(j)
.. 2,397 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $2,167,122)
(d)(f)(j)
.. 242,823 352,093
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $1,355,632)
(d)(f)(j)
.. 51,690 1,933,723
RapidSOS, Inc., Series C-1
(d)(f)
..... 1,308,937 1,204,222
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$2,333,656)
(d)(f)(j)
............ 102,196 1,022
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$3,134,751)
(d)(f)(j)
............ 58,878 2,695,435
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$1,780,353)
(d)(f)(j)
............ 18,737 1,014,421
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $839,659)
(d)(f)(j)
.... 55,904 500,900
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(d)(f)(j)
............ 360,289 821,459

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$292,529)
(d)(f)(j)
.............. 44,138 $ 105,490
Verge Genomics, Series B, (Acquired
11/05/21, cost $2,013,552)
(d)(f)(j)
... 378,004 2,449,466
Verge Genomics, Series C, (Acquired
09/06/23, cost $321,734)
(d)(f)(j)
.... 44,740 322,575
Veritas Newco
(f)
............... 9,276 213,344
Veritas Newco, Series G-1
(f)
....... 6,403 147,275
Wells Fargo & Co., Series L, 7.50%
(q)(r)
1,367 1,641,494
XAI Corp., Series C, (Acquired
11/27/24, cost $6,332,885)
(d)(f)(j)
... 292,512 6,332,885
75,441,175
Total Preferred Stocks — 2.7%
(Cost: $126,341,868) ............................. 105,889,807
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.92%, 10/30/40
(b)
110,488 3,299,172
Total Trust Preferreds — 0.1%
(Cost: $3,055,236) .............................. 3,299,172
Total Preferred Securities — 2.8%
(Cost: $129,397,104) ............................. 109,188,979
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.74%, 01/25/42
(a)(b)
USD 482 493,755
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ 2,197 91,200
Series KW09, Class X1,
0.79% ,  05/25/29 ........ 14,252 340,088
431,288
Mortgage-Backed Securities — 0.8%
Uniform Mortgage-Backed Securities,
3.50%, 04/25/55
(u)
........... 32,071 28,921,679
Total U.S. Government Sponsored Agency Securities
—
0.8%
(Cost: $29,972,615) .............................. 29,846,722
U.S. Treasury Obligations
U.S. Treasury Bonds 4.63%, 02/15/55
(v)
(w)
...................... 1,318 1,326,352
U.S. Treasury Notes
3.50%, 09/15/25
(k) (l)
.......... 4,125 4,112,142
4.00%, 12/15/25
(v)
........... 32,462 32,437,653
4.13%, 02/28/27 ............ 2,161 2,169,088
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.63%, 09/30/28
(v)(w)
.......... USD 16,622 $ 17,008,981
Total U.S. Treasury Obligations — 1.4%
(Cost: $56,471,220) .............................. 57,054,216
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 21,152 1,629
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(f)(j)
......... 24,748 247
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)(f)(j)
197,161 178,278
United States — 0.1%
(f)
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 90,780 23,548
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 42,220 1
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 29,296 170,503
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 38,021 7,650
Flagstar Financial, Inc., (Acquired
03/11/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(j)
............ 441 998,962
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 355
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 1,614,658 83,155
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 28,921 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50)
(d)
.......... 76,842 —

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 $ 991
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
11.50) ................... 30,984 8,675
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 59,602 16,689
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 725,761 660,442
Sonder Corp. (Issued/Exercisable
12/30/24, 1 Share for 1 Warrant,
Expires 12/30/29, Strike Price USD
0.01)
(d)
................... 13,704 29,601
Volato Group, Inc., (Acquired 12/03/23,
cost $51,838) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 51,838 1,819
2,002,391
Total Warrants — 0.1%
(Cost: $613,945) ................................ 2,182,545
Total Long-Term Investments — 93.6%
(Cost: $3,745,345,460) ........................... 3,724,760,641
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.0%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills, 15.00%
,
01/01/26
(x)
....... BRL 5 739,757
Security
Par (000)
Par (000) Value
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(x)
26.05%, 11/18/25 ........... EGP 12,450 $ 211,144
25.66%, 12/16/25 ........... 28,300 468,458
679,602
Total Foreign Government Obligations — 0.0%
(Cost: $1,372,684) .............................. 1,419,359
Shares
Shares
Money Market Funds — 8.7%
(h)(y)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 4.50%
(z)
..... 76,675,933 76,714,271
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.22% ...... 269,113,344 269,113,344
Total Money Market Funds — 8.7%
(Cost: $345,829,845) ............................. 345,827,615
Total Short-Term Securities — 8.7%
(Cost: $347,202,529) ............................. 347,246,974
Total Options Purchased — 0.3%
(Cost: $10,523,187 ) .............................. 13,679,657
Total Investments Before Options Written — 102.6%
(Cost: $4,103,071,176) ........................... 4,085,687,272
Total Options Written — (0.3)%
(Premiums Received — $(6,301,303)) ................. (11,701,671)
Total Investments Net of Options Written — 102.3%
(Cost: $4,096,769,873) ........................... 4,073,985,601
Liabilities in Excess of Other Assets — (2.3)% ............ (92,216,884)
Net Assets — 100.0% .............................. $ 3,981,768,717
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
Affiliate of the Fund.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $119,394,050, representing 3.00% of its net assets as of period end, and an original cost of $132,845,546.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Rounds to less than 1,000.
(o)
Issuer filed for bankruptcy and/or is in default.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)
Convertible security.
(r)
Perpetual security with no stated maturity date.
(s)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(t)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(x)
Rates are discount rates or a range of discount rates as of period end.
(y)
Annualized 7-day yield as of period end.
(z)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Par/Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 60,045,903 $ 16,675,852
(a)
$ — $ (5,255) $ (2,229) $ 76,714,271 76,675,933 $ 95,860
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 119,514,327 149,599,017
(a)
— — — 269,113,344 269,113,344 1,674,219 —
iShares 0-5 Year TIPS Bond
ETF ................ 4,552,653 — — — 129,882 4,682,535 45,255 6,549 —
iShares Biotechnology ETF
(c)
. 4,230,720 — (4,248,940) (329,760) 347,980 — — 3,877 —
iShares Broad USD High Yield
Corporate Bond ETF .... 4,802,971 — — — 2,611 4,805,582 130,551 55,427 —
iShares China Large-Cap ETF — 4,192,078 — — 89,942 4,282,020 119,476 — —
iShares Core S&P Small-Cap
ETF ................ 2,276,632 — — — (210,434) 2,066,198 19,759 6,386 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 5,297,550 — (5,476,669) (31,133) 210,252 — — 24,257 —
iShares Latin America 40 ETF
(c)
1,091,188 — (1,261,417) (43,312) 213,541 — — — —
iShares MSCI Brazil ETF ... 1,331,039 — — — 197,497 1,528,536 59,131 — —
iShares MSCI Emerging
Markets ETF
(c)
......... 531,532 — (568,910) 1,587 35,791 — — — —
iShares Russell Mid-Cap
Growth ETF
(c)
......... 764,810 — (1,104,836) 150,571 189,455 — — 597 —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... 2 — — — — 2 14,448,961 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 2,058,470 3,163 — — (3,163) 2,058,470 16,144,865 — —
Quintis HoldCo Pty. Ltd. .... 47 — — — 1 48 7,642,509 — —
$ (257,302) $ 1,201,126 $ 365,251,006 $ 1,867,172 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 406 04/24/25 $ 18,901 $ (332,697)
Euro-Bobl ............................................................... 1,195 06/06/25 152,203 (867,072)
Euro-BTP ............................................................... 70 06/06/25 8,895 (156,420)
Euro-Bund .............................................................. 1,038 06/06/25 144,597 (2,572,828)
Euro-OAT ............................................................... 168 06/06/25 22,288 (398,752)
Euro-Schatz ............................................................. 158 06/06/25 18,273 3,949
OSE Nikkei 225 Index ....................................................... 274 06/12/25 65,871 (1,266,754)
Australia 10-Year Bond ...................................................... 1,111 06/16/25 78,209 465,663
CBOE Volatility Index ....................................................... 2 06/18/25 41 (946)
U.S. Treasury Long Bond ..................................................... 263 06/18/25 30,960 476,321
U.S. Treasury Ultra Bond ..................................................... 723 06/18/25 88,861 1,215,523
EURO STOXX 50 Index ..................................................... 583 06/20/25 5,764 (199,325)
Russell 2000 E-Mini Index .................................................... 180 06/20/25 18,244 (306,628)
Long Gilt ................................................................ 151 06/26/25 17,885 (227,361)
U.S. Treasury 5-Year Note .................................................... 2,885 06/30/25 312,369 1,390,945
CBOE Volatility Index ....................................................... 1 08/20/25 21 686
CBOE Volatility Index ....................................................... 2 10/22/25 41 (880)
CBOE Volatility Index ....................................................... 2 11/19/25 41 894
(2,775,682)
Short Contracts
CBOE Volatility Index ....................................................... 3 04/16/25 63 (256)
CBOE Volatility Index ....................................................... 1 05/21/25 20 860
Euro-Buxl ............................................................... 21 06/06/25 2,708 157,690
Japan 10-Year Bond ........................................................ 17 06/13/25 15,686 (61,440)
U.S. Treasury 10-Year Note ................................................... 1,196 06/18/25 133,261 (747,530)
U.S. Treasury 10-Year Ultra Note ............................................... 3,629 06/18/25 415,237 (8,307,039)
S&P/TSX 60 Index ......................................................... 4 06/19/25 833 (12,359)
EURO STOXX 50 Index ..................................................... 71 06/20/25 4,006 141,288
FTSE 100 Index ........................................................... 49 06/20/25 5,463 65,515
Nasdaq-100 E-Mini Index ..................................................... 432 06/20/25 167,957 3,844,017
S&P 500 E-Mini Index ....................................................... 39 06/20/25 11,024 35,945
U.S. Treasury 2-Year Note .................................................... 3,900 06/30/25 808,245 (2,108,321)
CBOE Volatility Index ....................................................... 3 07/16/25 62 (2,744)
3-mo. SOFR ............................................................. 252 03/17/26 60,726 (195,897)
(7,190,271)
$ (9,965,953)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 18,509,745 USD 3,184,359 Barclays Bank plc 04/02/25 $ 59,294
BRL 10,073,276 USD 1,746,000 Citibank NA 04/02/25 19,244
BRL 3,913,316 USD 682,000 Morgan Stanley & Co. International plc 04/02/25 3,770
USD 719,000 BRL 4,078,628 Goldman Sachs International 04/02/25 4,260
TRY 13,953,600 USD 360,000 UBS AG 04/11/25 2,939
EUR 513,988 USD 527,047 Barclays Bank plc 04/16/25 29,142
EUR 241,224 USD 260,650 UBS AG 04/16/25 380
INR 397,969,285 USD 4,561,000 Citibank NA 04/16/25 89,901
USD 202,513 EUR 185,754 BNP Paribas SA 04/16/25 1,507
AUD 1,141,000 USD 711,573 Deutsche Bank AG 04/24/25 1,508
BRL 54,219,121 USD 9,417,260 Deutsche Bank AG 04/24/25 45,393
CZK 123,266,506 USD 5,336,707 State Street Bank and Trust Co. 04/24/25 5,890
EUR 668,000 USD 719,125 Barclays Bank plc 04/24/25 4,038
EUR 2,693,732 USD 2,911,066 Nomura International plc 04/24/25 5,111

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
INR 134,761,502 USD 1,560,905 HSBC Bank plc 04/24/25 $ 12,878
JPY 88,156,391 USD 587,436 Bank of America NA 04/24/25 1,762
RON 4,906,325 USD 1,063,492 Goldman Sachs International 04/24/25 1,587
THB 156,289,342 USD 4,601,144 Barclays Bank plc 04/24/25 12,732
THB 36,221,449 USD 1,067,000 Standard Chartered Bank 04/24/25 2,307
USD 462,523 CLP 432,195,367 Bank of America NA 04/24/25 7,393
USD 259,477 CLP 242,312,596 BNP Paribas SA 04/24/25 4,306
USD 719,000 MXN 14,646,749 Goldman Sachs International 04/24/25 5,434
USD 89,903 PHP 5,150,992 HSBC Bank plc 04/24/25 14
USD 291,000 SGD 389,572 BNP Paribas SA 04/24/25 686
USD 718,000 SGD 960,642 State Street Bank and Trust Co. 04/24/25 2,116
TRY 14,324,400 USD 360,000 Barclays Bank plc 04/30/25 3,155
USD 352,797 TRY 13,696,463 HSBC Bank plc 05/07/25 8,576
USD 1,279,271 TRY 49,552,421 UBS AG 05/07/25 33,913
THB 169,815,231 USD 5,011,460 Barclays Bank plc 05/20/25 11,358
USD 9,927,166 COP 41,176,394,919 Morgan Stanley & Co. International plc 05/20/25 145,960
USD 3,570,709 CZK 82,246,313 UBS AG 05/20/25 3,933
USD 338,014 EUR 310,246 Deutsche Bank AG 05/20/25 1,647
USD 749,074 HUF 276,349,128 State Street Bank and Trust Co. 05/20/25 9,081
USD 3,718,986 IDR 61,062,027,611 JPMorgan Chase Bank NA 05/20/25 62,103
USD 6,914,881 MXN 140,068,526 Barclays Bank plc 05/20/25 115,245
USD 1,104,723 MXN 22,338,353 JPMorgan Chase Bank NA 05/20/25 20,306
USD 4,141,602 MYR 18,305,882 Goldman Sachs International 05/20/25 4,959
USD 7,382,160 PLN 28,511,940 UBS AG 05/20/25 33,710
USD 5,052,852 THB 169,815,231 BNP Paribas SA 05/20/25 30,034
USD 793,079 ZAR 14,546,324 Credit Agricole Corporate & Investment Bank SA 05/20/25 2,784
USD 11,067,831 ZAR 203,713,394 Morgan Stanley & Co. International plc 05/20/25 183
EGP 17,983,143 USD 339,441 Societe Generale SA 05/27/25 6,399
TRY 7,408,800 USD 180,000 Barclays Bank plc 05/27/25 1,731
TRY 33,647,159 USD 816,976 State Street Bank and Trust Co. 05/27/25 8,357
TRY 7,075,598 USD 172,059 Barclays Bank plc 06/02/25 245
BRL 91,240,837 EUR 14,093,861 Citibank NA 06/18/25 421,431
BRL 22,000,000 USD 3,720,143 Citibank NA 06/18/25 72,164
EUR 204,410 USD 221,015 Barclays Bank plc 06/18/25 982
EUR 204,411 USD 221,928 JPMorgan Chase Bank NA 06/18/25 70
GBP 7,178,335 EUR 8,488,952 Bank of New York Mellon 06/18/25 52,630
JPY 888,539,412 USD 5,966,976 JPMorgan Chase Bank NA 06/18/25 8,787
NOK 222,081,325 CHF 18,246,902 State Street Bank and Trust Co. 06/18/25 292,451
SEK 150,812,332 USD 15,069,456 Credit Agricole Corporate & Investment Bank SA 06/18/25 3,427
USD 272,547 CAD 389,736 Citibank NA 06/18/25 669
USD 688,376 CNY 4,950,354 HSBC Bank plc 06/18/25 3,417
USD 17,947,741 EUR 16,370,604 Bank of New York Mellon 06/18/25 168,670
USD 27,163,900 EUR 24,998,689 Deutsche Bank AG 06/18/25 14,415
USD 477,320 EUR 436,006 JPMorgan Chase Bank NA 06/18/25 3,802
USD 68,799,630 GBP 53,059,593 UBS AG 06/18/25 264,885
USD 40,961,076 HKD 317,700,246 JPMorgan Chase Bank NA 06/18/25 59,597
USD 2,829 IDR 46,738,348 Barclays Bank plc 06/18/25 34
USD 8,754,595 MXN 179,752,754 Citibank NA 06/18/25 61,431
ZAR 192,632,898 EUR 9,522,933 State Street Bank and Trust Co. 06/18/25 98,414
ZAR 84,894,527 USD 4,596,446 Barclays Bank plc 06/18/25 4,821
USD 8,960,000 HKD 69,489,280 HSBC Bank plc 08/15/25 6,144
NGN 215,216,100 USD 130,434 Morgan Stanley & Co. International plc 09/04/25 1,431
2,366,943
BRL 4,117,349 USD 722,000 Citibank NA 04/02/25 (474)
USD 693,000 BRL 4,037,490 Barclays Bank plc 04/02/25 (14,530)
USD 678,000 BRL 3,910,704 Citibank NA 04/02/25 (7,313)
USD 2,998,981 BRL 17,516,388 Goldman Sachs International 04/02/25 (70,596)
USD 1,160,922 BRL 7,191,333 JPMorgan Chase Bank NA 04/02/25 (99,290)
USD 293,762 EUR 284,000 Barclays Bank plc 04/16/25 (13,556)
USD 273,692 EUR 264,247 Canadian Imperial Bank of Commerce 04/16/25 (12,253)
USD 1,073,089 EUR 1,046,384 Deutsche Bank AG 04/16/25 (59,209)
USD 616,257 EUR 570,138 Natwest Markets plc 04/16/25 (694)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 680,057 EUR 663,135 Toronto Dominion Bank 04/16/25 $ (37,527)
USD 144,051 EUR 138,529 UBS AG 04/16/25 (5,853)
USD 1,932,496 INR 168,330,257 JPMorgan Chase Bank NA 04/16/25 (34,710)
AUD 1,161,648 USD 728,587 Toronto Dominion Bank 04/24/25 (2,602)
CAD 2,306,684 USD 1,613,524 Natwest Markets plc 04/24/25 (8,880)
CHF 597,890 USD 679,000 Credit Agricole Corporate & Investment Bank SA 04/24/25 (1,409)
CLP 1,687,284,538 USD 1,809,304 Citibank NA 04/24/25 (32,484)
CNY 42,763,062 USD 5,897,611 State Street Bank and Trust Co. 04/24/25 (1,985)
COP 2,950,454,700 USD 710,000 BNP Paribas SA 04/24/25 (6,558)
COP 4,666,269,766 USD 1,113,405 HSBC Bank plc 04/24/25 (882)
COP 4,463,250,000 USD 1,082,000 Societe Generale SA 04/24/25 (17,881)
EUR 666,000 NOK 7,611,066 Goldman Sachs International 04/24/25 (2,448)
HUF 1,296,722,714 USD 3,500,270 Nomura International plc 04/24/25 (23,296)
IDR 67,393,580,148 USD 4,078,527 Standard Chartered Bank 04/24/25 (37,271)
MXN 7,270,897 USD 355,000 Goldman Sachs International 04/24/25 (774)
MXN 172,975,296 USD 8,564,435 HSBC Bank plc 04/24/25 (137,363)
MYR 32,850,374 USD 7,438,270 Barclays Bank plc 04/24/25 (20,651)
PEN 1,323,768 USD 364,330 Goldman Sachs International 04/24/25 (4,222)
PLN 3,163,082 EUR 756,682 UBS AG 04/24/25 (3,119)
PLN 8,913,949 USD 2,303,700 Societe Generale SA 04/24/25 (3,975)
SGD 1,350,029 USD 1,009,000 HSBC Bank plc 04/24/25 (2,939)
USD 710,000 CLP 678,760,000 Deutsche Bank AG 04/24/25 (4,778)
USD 710,000 COP 2,982,710,000 Deutsche Bank AG 04/24/25 (1,132)
USD 722,159 EUR 668,000 Goldman Sachs International 04/24/25 (1,004)
USD 1,075,000 ZAR 19,781,075 Citibank NA 04/24/25 (2,005)
ZAR 130,651,563 USD 7,159,327 Goldman Sachs International 04/24/25 (45,839)
USD 1,746,612 BRL 10,140,605 Barclays Bank plc 05/05/25 (19,603)
USD 1,071,000 BRL 6,215,174 Citibank NA 05/05/25 (11,513)
TRY 126,881,805 USD 3,272,258 Barclays Bank plc 05/07/25 (83,446)
TRY 10,780,177 USD 278,682 BNP Paribas SA 05/07/25 (7,753)
IDR 60,953,255,807 USD 3,712,361 JPMorgan Chase Bank NA 05/20/25 (61,992)
USD 12,575,426 BRL 73,923,385 Goldman Sachs International 05/20/25 (254,175)
USD 2,284,394 MYR 10,111,869 Credit Agricole Corporate & Investment Bank SA 05/20/25 (620)
USD 283,428 UYU 12,190,234 Citibank NA 05/20/25 (5,817)
AUD 89,324,684 USD 56,393,353 HSBC Bank plc 06/18/25 (542,963)
CAD 74,656,224 USD 52,157,362 Bank of New York Mellon 06/18/25 (77,514)
CHF 87,333,009 USD 100,062,970 Societe Generale SA 06/18/25 (433,454)
CNY 340,546,067 USD 47,328,960 Standard Chartered Bank 06/18/25 (209,054)
DKK 113,725,781 USD 16,724,795 Citibank NA 06/18/25 (157,966)
EUR 20,276,509 CHF 19,391,085 Canadian Imperial Bank of Commerce 06/18/25 (100,327)
EUR 60,961,417 USD 66,828,831 Bank of New York Mellon 06/18/25 (622,515)
EUR 11,081,448 USD 12,118,798 Canadian Imperial Bank of Commerce 06/18/25 (83,942)
EUR 7,348,033 USD 8,047,125 JPMorgan Chase Bank NA 06/18/25 (66,894)
EUR 3,540,939 USD 3,881,878 UBS AG 06/18/25 (36,289)
GBP 10,816,631 USD 14,023,465 Bank of New York Mellon 06/18/25 (52,098)
HUF 1,668,498,599 USD 4,532,130 Goldman Sachs International 06/18/25 (71,254)
JPY 4,342,508,022 EUR 27,022,198 Canadian Imperial Bank of Commerce 06/18/25 (142,086)
JPY 34,141,482,356 USD 232,829,596 BNP Paribas SA 06/18/25 (3,215,256)
JPY 2,372,363,765 USD 16,084,640 Morgan Stanley & Co. International plc 06/18/25 (129,600)
JPY 889,098,313 USD 6,021,429 State Street Bank and Trust Co. 06/18/25 (41,908)
JPY 106,183,536 USD 723,678 UBS AG 06/18/25 (9,554)
KRW 27,641,010,030 USD 19,137,865 Citibank NA 06/18/25 (309,058)
MXN 314,560,495 EUR 14,042,379 Morgan Stanley & Co. International plc 06/18/25 (37,828)
MXN 17,494,816 USD 862,881 Citibank NA 06/18/25 (16,801)
MXN 64,945,823 USD 3,174,084 JPMorgan Chase Bank NA 06/18/25 (33,188)
NZD 3,796,841 USD 2,178,612 Natwest Markets plc 06/18/25 (18,806)
PLN 28,615,906 USD 7,412,895 Goldman Sachs International 06/18/25 (46,127)
SGD 11,263,938 USD 8,498,430 Bank of America NA 06/18/25 (80,617)
TWD 616,817,260 USD 18,796,235 HSBC Bank plc 06/18/25 (147,872)
USD 8,971,194 BRL 53,053,407 Citibank NA 06/18/25 (174,025)
USD 7,306,896 EUR 6,746,600 Citibank NA 06/18/25 (20,157)
USD 744,962 INR 65,346,269 BNP Paribas SA 06/18/25 (15,207)
USD 17,797,952 NOK 188,909,814 Credit Agricole Corporate & Investment Bank SA 06/18/25 (157,662)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 360,000 TRY 15,800,400 Barclays Bank plc 07/31/25 $ (1,847)
NGN 415,754,280 USD 261,810 Citibank NA 09/04/25 (7,074)
USD 360,000 TRY 16,716,600 UBS AG 09/26/25 (1,156)
(8,224,520)
$ (5,857,577)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out Nomura International plc 04/22/25 CAD 1.47 CAD 1.55 USD 6,814 $ 7,120
USD Currency ............... One-Touch Standard Chartered Bank 04/30/25 INR 88.00 INR 88.00 USD 87 2,275
USD Currency ............... One-Touch HSBC Bank plc 04/30/25 CNH 7.63 CNH 7.63 USD 177 424
USD Currency ............... One-Touch HSBC Bank plc 05/16/25 CAD 1.48 CAD 1.48 USD 54 5,795
AUD Currency ............... One-Touch UBS AG 06/16/25 USD 0.67 USD 0.67 AUD 169 7,209
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 1,373 3,158
USD Currency ............... One-Touch UBS AG 07/18/25 CAD 1.53 CAD 1.53 USD 108 6,076
USD Currency ............... One-Touch Standard Chartered Bank 08/29/25 TWD 34.60 TWD 34.60 USD 100 8,802
40,859
Put
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 CLP 950.00 USD 67 34,836
EUR Currency ............... One-Touch HSBC Bank plc 04/16/25 USD 1.02 USD 1.02 EUR 165 542
EUR Currency ............... One-Touch Barclays Bank plc 04/24/25 USD 1.01 USD 1.01 EUR 105 345
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 04/30/25 JPY 19.00 JPY 19.00 CNH 1,260 2,306
USD Currency ............... Down and Out UBS AG 05/19/25 JPY 147.00 JPY 142.50 USD 682 1,433
USD Currency ............... Down and Out UBS AG 06/05/25 JPY 150.00 JPY 142.00 USD 1,348 11,369
EUR Currency ............... One-Touch Bank of America NA 06/06/25 CZK 24.50 CZK 24.50 EUR 153 14,219
USD Currency ............... Down and Out UBS AG 06/17/25 MXN 19.90 MXN 19.45 USD 1,076 1,161
USD Currency ............... Down and Out UBS AG 08/07/25 JPY 144.00 JPY 136.00 USD 2,181 9,252
75,463
$ 116,322
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR Gold Shares
(a)
......................... 2,546 04/11/25 USD 275.00 USD 73,360 $ 3,551,670
CBOE Volatility Index ......................... 192 04/16/25 USD 30.00 USD 428 10,752
Alaska Air Group, Inc. ......................... 230 04/17/25 USD 77.50 USD 1,132 7,475
Alphabet, Inc. .............................. 461 04/17/25 USD 220.00 USD 7,202 692
Bank of America Corp. ........................ 1,272 04/17/25 USD 48.00 USD 5,308 6,996
Citigroup, Inc. .............................. 827 04/17/25 USD 85.00 USD 5,871 3,308
Delta Air Lines, Inc. .......................... 230 04/17/25 USD 77.50 USD 1,003 690
Duke Energy Corp. .......................... 279 04/17/25 USD 115.00 USD 3,403 192,510
Eli Lilly & Co. .............................. 27 04/17/25 USD 930.00 USD 2,230 3,200
JPMorgan Chase & Co. ....................... 229 04/17/25 USD 290.00 USD 5,617 1,145
KraneShares CSI China Internet ETF .............. 2,384 04/17/25 USD 38.00 USD 8,323 73,904
Sabre Corp. ............................... 146 04/17/25 USD 4.50 USD 41 1,241
Sabre Corp. ............................... 330 04/17/25 USD 7.00 USD 93 1,815
SPDR Gold Shares
(a)
......................... 2,290 04/17/25 USD 275.00 USD 65,984 3,206,000
Uber Technologies, Inc. ....................... 382 04/17/25 USD 72.50 USD 2,783 111,353
UnitedHealth Group, Inc. ....................... 254 04/17/25 USD 490.00 USD 13,303 1,068,705
Walmart, Inc. .............................. 1,392 04/17/25 USD 110.00 USD 12,220 2,784
Warner Bros Discovery, Inc. .................... 223 04/17/25 USD 12.00 USD 239 1,450

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Williams Cos., Inc. (The) ....................... 618 04/17/25 USD 65.00 USD 3,693 $ 6,180
Invesco QQQ Trust, Series 1 .................... 163 04/25/25 USD 500.00 USD 7,643 23,635
Invesco QQQ Trust, Series 1 .................... 327 04/25/25 USD 507.00 USD 15,334 24,525
U.S. Treasury 5-Year Note ..................... 24 04/25/25 USD 109.00 USD 2,400 5,438
Invesco QQQ Trust, Series 1 .................... 762 05/02/25 USD 500.00 USD 35,732 169,545
Citigroup, Inc. .............................. 208 05/16/25 USD 75.00 USD 1,477 34,528
EURO STOXX Bank Index ..................... 782 05/16/25 EUR 200.00 EUR 7,282 84,558
Invesco QQQ Trust, Series 1 .................... 762 05/16/25 USD 505.00 USD 35,732 201,930
KraneShares CSI China Internet ETF .............. 1,969 05/16/25 USD 41.00 USD 6,874 65,962
Lam Research Corp. ......................... 191 05/16/25 USD 85.00 USD 1,389 19,864
Marvell Technology, Inc. ....................... 327 05/16/25 USD 140.00 USD 2,013 1,635
SPDR Gold Shares
(a)
......................... 826 05/16/25 USD 282.00 USD 23,800 875,560
Union Pacific Corp. .......................... 133 05/16/25 USD 260.00 USD 3,142 14,298
Williams Cos., Inc. (The) ....................... 763 05/16/25 USD 60.00 USD 4,560 196,473
U.S. Treasury 30-Year Bond .................... 22 05/23/25 USD 126.00 USD 2,200 4,813
Sabre Corp. ............................... 146 06/20/25 USD 5.50 USD 41 1,387
Sabre Corp. ............................... 291 06/20/25 USD 6.00 USD 82 1,019
Warner Bros Discovery, Inc. .................... 211 06/20/25 USD 14.00 USD 226 3,060
Informatica, Inc. ............................ 68 07/18/25 USD 25.00 USD 119 1,700
Informatica, Inc. ............................ 73 11/21/25 USD 35.00 USD 127 3,650
9,985,450
Put
SPDR S&P 500 ETF Trust ...................... 97 04/04/25 USD 535.00 USD 5,426 8,924
SPDR S&P 500 ETF Trust ...................... 312 04/04/25 USD 555.00 USD 17,453 156,780
Wolfspeed, Inc. ............................. 32 04/04/25 USD 2.00 USD 10 80
EURO STOXX 50 Index ....................... 312 04/17/25 EUR 175.00 EUR 2,905 32,893
FedEx Corp. ............................... 97 04/17/25 USD 210.00 USD 2,365 2,716
Ford Motor Co. ............................. 340 04/17/25 USD 8.85 USD 341 1,870
Forward Air Corp. ........................... 121 04/17/25 USD 15.00 USD 243 3,328
iShares iBoxx $ High Yield Corporate Bond ETF ....... 204 04/17/25 USD 77.00 USD 1,609 3,162
iShares iBoxx $ High Yield Corporate Bond ETF ....... 205 04/17/25 USD 78.50 USD 1,617 13,838
iShares iBoxx $ High Yield Corporate Bond ETF ....... 246 04/17/25 USD 78.00 USD 1,941 9,963
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 4,861 04/17/25 USD 108.00 USD 52,834 260,064
iShares Russell 2000 ETF ...................... 90 04/17/25 USD 185.00 USD 1,795 7,020
iShares Russell 2000 ETF ...................... 148 04/17/25 USD 190.00 USD 2,952 22,644
NVIDIA Corp. .............................. 506 04/17/25 USD 110.00 USD 5,484 261,855
Southwest Airlines Co. ........................ 194 04/17/25 USD 25.00 USD 651 2,522
SPDR S&P 500 ETF Trust ...................... 90 04/17/25 USD 525.00 USD 5,035 17,775
United Parcel Service, Inc. ..................... 253 04/17/25 USD 100.00 USD 2,783 5,060
Wolfspeed, Inc. ............................. 51 04/17/25 USD 2.00 USD 16 791
American Airlines Group, Inc. .................... 192 05/16/25 USD 9.00 USD 203 5,280
CommScope Holding Co., Inc. ................... 29 05/16/25 USD 4.00 USD 15 290
iShares Russell 2000 ETF ...................... 106 05/16/25 USD 185.00 USD 2,115 23,108
SPDR S&P 500 ETF Trust ...................... 956 05/16/25 USD 555.00 USD 53,478 1,183,050
Southwest Airlines Co. ........................ 145 06/20/25 USD 22.50 USD 487 2,755
2,025,768
$ 12,011,218
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Barclays Bank plc — 04/02/25 BRL 6.00 USD 1,354 $ 1
USD Currency ........... Morgan Stanley & Co. International plc — 04/02/25 BRL 6.15 USD 1,016 –
EUR Currency ........... BNP Paribas SA — 04/03/25 USD 1.07 EUR 628 7,614
USD Currency ........... Bank of America NA — 04/03/25 CAD 1.48 USD 15,424 110
AUD Currency ........... Bank of America NA — 04/08/25 USD 0.64 AUD 1,566 692

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... Morgan Stanley & Co. International plc — 04/08/25 JPY 162.00 USD 1,589 $ –
USD Currency ........... Citibank NA — 04/14/25 MXN 21.00 USD 2,133 8,613
EUR Currency ........... JPMorgan Chase Bank NA — 04/15/25 USD 1.06 EUR 14,693 344,229
USD Currency ........... Citibank NA — 04/15/25 MXN 20.40 USD 722 10,499
EUR Currency ........... BNP Paribas SA — 04/16/25 USD 1.07 EUR 27,367 427,703
Intuit, Inc. .............. Citibank NA 9 04/17/25 USD 610.00 USD 5 95,064
USD Currency ........... UBS AG — 04/17/25 USD 1.47 USD 1,335 2,103
USD Currency ........... Standard Chartered Bank — 04/29/25 THB 34.30 USD 1,067 5,706
USD Currency ........... JPMorgan Chase Bank NA — 04/30/25 CNH 7.35 USD 1,383 1,537
EUR Currency ........... BNP Paribas SA — 05/05/25 USD 1.08 EUR 1,534 19,126
EUR Currency ........... Barclays Bank plc — 05/08/25 NOK 11.80 EUR 502 565
EUR Currency ........... Morgan Stanley & Co. International plc — 05/16/25 USD 1.12 EUR 7,715 20,094
943,656
Put
EUR Currency ........... Goldman Sachs International — 04/03/25 USD 1.00 EUR 17,208 –
USD Currency ........... HSBC Bank plc — 04/03/25 SGD 1.33 USD 1,654 111
USD Currency ........... Morgan Stanley & Co. International plc — 04/08/25 JPY 156.00 USD 1,589 65,359
USD Currency ........... Morgan Stanley & Co. International plc — 04/10/25 BRL 5.75 USD 1,431 16,050
USD Currency ........... Bank of America NA — 04/15/25 ZAR 18.18 USD 1,065 7,016
USD Currency ........... Deutsche Bank AG — 04/15/25 MXN 19.90 USD 722 1,114
EUR Currency ........... Bank of America NA — 04/16/25 USD 1.08 EUR 1,970 13,159
USD Currency ........... Standard Chartered Bank — 04/29/25 KRW 1,460.00 USD 1,065 6,252
EUR Currency ........... Goldman Sachs International — 05/08/25 NOK 11.55 EUR 1,004 18,659
USD Currency ........... Goldman Sachs International — 05/29/25 TRY 40.00 USD 363 7,778
USD Currency ........... Bank of America NA — 06/24/25 JPY 145.00 USD 24,074 264,629
EUR Currency ........... Barclays Bank plc — 07/15/25 USD 1.02 EUR 2,967 5,566
EUR Currency ........... UBS AG — 07/15/25 USD 1.06 EUR 1,978 12,212
417,905
$ 1,361,561
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if EURUSD WM10AMNY <= 1.02
and USDJPY WM10AMNY <= 148.00 ....... UBS AG 123,261 07/15/25 USD 18,243 $ 2,492
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly BNP Paribas SA 04/16/25 USD 104.00 USD 4,850 $ 14,632
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 04/16/25 USD 104.00 USD 4,000 17,600
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly
Morgan Stanley & Co.
International plc 04/16/25 USD 104.00 USD 4,600 13,877
$ 46,109

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual Citibank NA 04/22/25 3 .30 % USD 11,349 $ 3,639
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual
Goldman Sachs
International 04/23/25 3 .30 USD 9,068 3,368
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual Deutsche Bank AG 04/25/25 3 .30 USD 9,025 4,375
11,382
Put
10-Year Interest Rate Swap
(a)
2.95% Annual
6-mo.
EURIBOR Semi-Annual Citibank NA 06/27/25 2 .95 EUR 24,099 130,573
$ 141,955
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 USD 950.00 USD 33 $ (17,431)
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 USD 950.00 USD 33 (17,405)
$ (34,836)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR Gold Shares
(a)
.......................... 2,546 04/11/25 USD 290.00 USD 73,360 $ (686,147)
CBOE Volatility Index .......................... 192 04/16/25 USD 50.00 USD 428 (2,976)
Alphabet, Inc. ............................... 461 04/17/25 USD 240.00 USD 7,202 (922)
KraneShares CSI China Internet ETF ............... 2,384 04/17/25 USD 42.00 USD 8,323 (35,760)
SPDR Gold Shares
(a)
.......................... 2,290 04/17/25 USD 290.00 USD 65,984 (778,600)
UnitedHealth Group, Inc. ........................ 254 04/17/25 USD 530.00 USD 13,303 (408,305)
Walmart, Inc. ............................... 1,392 04/17/25 USD 120.00 USD 12,220 (1,392)
EURO STOXX 50 Index ........................ 1,172 05/16/25 EUR 215.00 EUR 10,914 (20,593)
KraneShares CSI China Internet ETF ............... 1,969 05/16/25 USD 48.00 USD 6,874 (49,225)
SPDR Gold Shares
(a)
.......................... 826 05/16/25 USD 295.00 USD 23,800 (340,725)
SPDR Gold Shares
(a)
.......................... 1,256 05/16/25 USD 288.00 USD 36,190 (904,320)
United States Steel Corp. ....................... 279 05/16/25 USD 45.00 USD 1,179 (94,162)
(3,323,127)
Put
SPDR S&P 500 ETF Trust ....................... 97 04/04/25 USD 510.00 USD 5,426 (1,988)
Air Products and Chemicals, Inc. .................. 26 04/17/25 USD 270.00 USD 767 (1,820)
Alaska Air Group, Inc. .......................... 166 04/17/25 USD 60.00 USD 817 (180,110)
Alphabet, Inc. ............................... 176 04/17/25 USD 185.00 USD 2,750 (515,240)
Apple, Inc. ................................. 227 04/17/25 USD 210.00 USD 5,042 (40,746)
Bank of America Corp. ......................... 1,272 04/17/25 USD 41.00 USD 5,308 (126,564)
Capital One Financial Corp. ...................... 109 04/17/25 USD 165.00 USD 1,954 (18,802)
Citigroup, Inc. ............................... 1,048 04/17/25 USD 70.00 USD 7,440 (223,748)
Delta Air Lines, Inc. ........................... 131 04/17/25 USD 60.00 USD 571 (214,840)
Eli Lilly & Co. ............................... 27 04/17/25 USD 810.00 USD 2,230 (47,857)
EURO STOXX Bank Index ...................... 312 04/17/25 EUR 155.00 EUR 2,905 (6,326)
FedEx Corp. ................................ 97 04/17/25 USD 170.00 USD 2,365 (2,037)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Forward Air Corp. ............................ 121 04/17/25 USD 10.00 USD 243 $ (3,025)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 205 04/17/25 USD 76.00 USD 1,617 (7,175)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 246 04/17/25 USD 75.00 USD 1,941 (1,353)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 4,861 04/17/25 USD 106.00 USD 52,834 (2,284,670)
iShares Russell 2000 ETF ....................... 90 04/17/25 USD 150.00 USD 1,795 (540)
iShares Russell 2000 ETF ....................... 148 04/17/25 USD 170.00 USD 2,952 (2,516)
JPMorgan Chase & Co. ........................ 87 04/17/25 USD 225.00 USD 2,134 (14,529)
JPMorgan Chase & Co. ........................ 229 04/17/25 USD 245.00 USD 5,617 (162,017)
Live Nation Entertainment, Inc. ................... 94 04/17/25 USD 120.00 USD 1,227 (12,690)
Netflix, Inc. ................................. 8 04/17/25 USD 820.00 USD 746 (6,420)
Netflix, Inc. ................................. 20 04/17/25 USD 880.00 USD 1,865 (41,350)
SPDR S&P 500 ETF Trust ....................... 90 04/17/25 USD 475.00 USD 5,035 (4,095)
TransDigm Group, Inc. ......................... 10 04/17/25 USD 1,160.00 USD 1,383 (4,800)
Wells Fargo & Co. ............................ 336 04/17/25 USD 65.00 USD 2,412 (18,648)
Williams Cos., Inc. (The) ........................ 618 04/17/25 USD 55.00 USD 3,693 (13,905)
Invesco QQQ Trust, Series 1 ..................... 55 04/25/25 USD 460.00 USD 2,579 (46,172)
Invesco QQQ Trust, Series 1 ..................... 109 04/25/25 USD 470.00 USD 5,111 (132,653)
Bank of America Corp. ......................... 1,171 05/16/25 USD 38.00 USD 4,887 (69,089)
Citigroup, Inc. ............................... 755 05/16/25 USD 65.00 USD 5,360 (103,435)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 287 05/16/25 USD 73.00 USD 2,264 (9,758)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,844 05/16/25 USD 77.00 USD 22,436 (718,110)
JPMorgan Chase & Co. ........................ 182 05/16/25 USD 230.00 USD 4,464 (81,445)
Lam Research Corp. .......................... 191 05/16/25 USD 72.00 USD 1,389 (81,175)
SPDR S&P 500 ETF Trust ....................... 956 05/16/25 USD 525.00 USD 53,478 (495,208)
Union Pacific Corp. ........................... 133 05/16/25 USD 225.00 USD 3,142 (50,540)
Amazon.com, Inc. ............................ 407 06/20/25 USD 165.00 USD 7,744 (147,537)
Apple, Inc. ................................. 96 06/20/25 USD 180.00 USD 2,132 (16,272)
Apple, Inc. ................................. 407 06/20/25 USD 190.00 USD 9,041 (108,262)
Broadcom, Inc. .............................. 611 06/20/25 USD 140.00 USD 10,230 (303,972)
Meta Platforms, Inc. ........................... 32 06/20/25 USD 480.00 USD 1,844 (32,640)
Meta Platforms, Inc. ........................... 148 06/20/25 USD 500.00 USD 8,530 (206,090)
Netflix, Inc. ................................. 89 06/20/25 USD 780.00 USD 8,300 (158,865)
NVIDIA Corp. ............................... 763 06/20/25 USD 85.00 USD 8,269 (172,819)
SPDR Gold Shares
(a)
.......................... 636 06/20/25 USD 250.00 USD 18,326 (32,754)
(6,924,607)
$ (10,247,734)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Barclays Bank plc 04/02/25 BRL 6.15 USD 2,031 $ —
AUD Currency ............................. Morgan Stanley & Co. International plc 04/08/25 USD 0.64 AUD 1,566 (692)
USD Currency ............................. Morgan Stanley & Co. International plc 04/08/25 JPY 160.00 USD 1,589 (1)
EUR Currency ............................. Morgan Stanley & Co. International plc 04/16/25 USD 1.07 EUR 27,367 (427,705)
USD Currency ............................. Standard Chartered Bank 04/29/25 KRW 1,500.00 USD 1,065 (3,610)
EUR Currency ............................. BNP Paribas SA 05/05/25 USD 1.10 EUR 1,534 (7,545)
EUR Currency ............................. Goldman Sachs International 05/08/25 NOK 12.00 EUR 1,004 (372)
EUR Currency ............................. JPMorgan Chase Bank NA 05/16/25 USD 1.12 EUR 30,862 (80,377)
USD Currency ............................. Bank of America NA 05/23/25 CLP 950.00 USD 1,444 (29,483)
AUD Currency ............................. Bank of America NA 05/28/25 USD 0.64 AUD 1,566 (6,692)
USD Currency ............................. Citibank NA 05/29/25 MXN 22.00 USD 1,067 (5,691)
USD Currency ............................. Goldman Sachs International 05/29/25 TRY 48.00 USD 181 (2,530)
USD Currency ............................. Bank of America NA 06/24/25 JPY 155.00 USD 24,074 (114,019)
–
(678,717)
–
Put
USD Currency ............................. Morgan Stanley & Co. International plc 04/01/25 MXN 20.25 USD 677 (227)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ............................. Bank of America NA 04/03/25 USD 1.01 EUR 15,424 $ —
EUR Currency ............................. Nomura International plc 04/03/25 USD 1.00 EUR 17,208 —
USD Currency ............................. Morgan Stanley & Co. International plc 04/08/25 JPY 152.00 USD 3,179 (51,207)
USD Currency ............................. Barclays Bank plc 04/10/25 BRL 5.75 USD 1,431 (17,709)
EUR Currency ............................. JPMorgan Chase Bank NA 04/15/25 USD 1.03 EUR 14,693 (720)
USD Currency ............................. Citibank NA 04/15/25 MXN 19.90 USD 722 (1,114)
USD Currency ............................. Goldman Sachs International 04/15/25 ZAR 18.40 USD 716 (8,747)
USD Currency ............................. Goldman Sachs International 05/16/25 TRY 39.50 USD 719 (12,076)
USD Currency ............................. UBS AG 05/28/25 MXN 20.10 USD 719 (6,413)
USD Currency ............................. Citibank NA 05/29/25 CLP 930.00 USD 1,312 (16,064)
USD Currency ............................. Morgan Stanley & Co. International plc 05/29/25 BRL 5.75 USD 1,431 (25,781)
USD Currency ............................. Bank of America NA 06/24/25 JPY 140.00 USD 24,074 (108,367)
EUR Currency ............................. UBS AG 07/15/25 USD 1.02 EUR 2,967 (5,423)
–
(253,848)
–
$ (932,565)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 % Quarterly BNP Paribas SA 04/16/25 B+ USD 99.00 USD 4,850 $ (3,181)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 04/16/25 B+ USD 99.00 USD 4,600 (3,017)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 Quarterly BNP Paribas SA 04/16/25 B+ USD 99.50 USD 4,800 (3,452)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly
Goldman Sachs
International 04/16/25 NR USD 100.00 USD 4,000 (800)
$ (10,450)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual Citibank NA 04/22/25 2 .70 % USD 11,349 $ (13)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual
Goldman Sachs
International 04/23/25 2 .70 USD 9,068 (15)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual Deutsche Bank AG 04/25/25 2 .70 USD 9,025 (30)
5-Year Interest Rate Swap
(a)
. 3.70% Annual 6-mo. PRIBOR Semi-Annual
Morgan Stanley & Co.
International plc 06/26/25 3 .70 CZK 35,255 (18,007)
(18,065)
Put
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.10% Annual
JPMorgan Chase
Bank NA 04/22/25 4 .10 GBP 27,936 (67,255)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Citibank NA 04/22/25 4 .15 % USD 3,950 $ (3,523)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual
Goldman Sachs
International 04/23/25 4 .15 USD 2,267 (2,249)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Deutsche Bank AG 04/25/25 4 .15 USD 2,256 (2,704)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual
Goldman Sachs
International 06/04/25 4 .05 USD 29,405 (151,348)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.25% Annual
JPMorgan Chase
Bank NA 06/09/25 4 .25 USD 29,704 (75,988)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.74% Annual Citibank NA 06/27/25 2 .74 EUR 48,197 (117,396)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.80% Annual
Goldman Sachs
International 07/24/25 4 .80 USD 38,593 (37,558)
(458,021)
$ (476,086)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 3,496 $ (142,945) $ (173,586) $ 30,641
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 3,853 (64,687) (3,002) (61,685)
$ (207,632) $ (176,588) $ (31,044)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 % Quarterly 12/20/27 BB- USD 4,609 $ 270,596 $ 2,507 $ 268,089
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 BB- USD 8,106 488,354 228,193 260,161
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly 12/20/29 BB- EUR 24,875 2,013,555 2,256,372 (242,817)
iTraxx Europe Main Index
Series 42.V1 ....... 1 .00 Quarterly 12/20/29 A- EUR 6,986 136,484 144,373 (7,889)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 Quarterly 12/20/29 B+ USD 249 15,035 13,091 1,944
$ 2,924,024 $ 2,644,536 $ 279,488
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.29% At Termination 1-day EFFR At Termination 05/07/25
(a)
06/18/25 USD 107,776 $ (1,843) $ — $ (1,843)
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 83,590 (31,939) — (31,939)
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 150,366 17,677 — 17,677
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 6,905,897 176,557 — 176,557
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 64,010 (20,545) — (20,545)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 275,832 2,685,570 27,396 2,658,174
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 85,826 (33,369) — (33,369)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 60,573 104,788 — 104,788
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 26,266 72,923 — 72,923
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 13,418 (7,865) — (7,865)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 10,244 2,185 — 2,185
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 93,778 68,793 — 68,793
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 785,780 769,625 — 769,625
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 89,140 409,886 — 409,886
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 760,799 (3,708) — (3,708)
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 33,973 4,344 — 4,344
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 11,160 (12,404) — (12,404)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 6,696 (7,024) — (7,024)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 1,416,301 147,486 — 147,486
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 2,161 (5,823) 257 (6,080)
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 323,761 5,676,167 121,474 5,554,693
1-day SOFR Annual 4.10% Annual 05/30/25
(a)
05/30/27 USD 72,500 615,243 — 615,243
1-day SOFR Annual 4.15% Annual 05/30/25
(a)
05/30/27 USD 72,500 684,092 — 684,092
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 24,185 307,450 — 307,450
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 57,791 543,696 — 543,696
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 57,791 48,027 — 48,027
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 58,231 237,822 — 237,822
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (1,752,500) — (1,752,500)
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 03/19/28 CNY 12,422 (595) — (595)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 15,705 510,792 — 510,792
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 14,641 43,837 — 43,837
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 14,659 45,777 — 45,777
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 37,409 1,038,735 — 1,038,735
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 404,893 63,801 — 63,801
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 494,869 85,658 — 85,658
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 433,729 12,016,222 396,231 11,619,991
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 42,361 1,646,609 — 1,646,609
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 60,450 274,463 — 274,463
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 30,721 1,173,299 — 1,173,299
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 29,663 (113,850) — (113,850)
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 215,381 420,060 — 420,060
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 17,520 (32,087) — (32,087)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 33,697 (45,542) — (45,542)
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 33,697 491,378 — 491,378
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 680 110 184 (74)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 1,364 1,296 3,311 (2,015)
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 19,307 (23,458) — (23,458)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 33,284 (675,980) — (675,980)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 28,911 306,741 — 306,741
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 35,718 (7,285) — (7,285)
6-mo. WIBOR Semi-Annual 4.88% Annual N/A 03/19/30 PLN 2,621 7,358 — 7,358
6-mo. WIBOR Semi-Annual 4.91% Annual N/A 03/19/30 PLN 3,069 8,873 — 8,873
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 4,368 14,350 — 14,350
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 304,250 (6,221) — (6,221)
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 61,728 (26,951) — (26,951)
6-mo. PRIBOR Semi-Annual 3.56% Annual 06/18/25
(a)
06/18/30 CZK 9,027 — — —
6-mo. PRIBOR Semi-Annual 3.66% Annual 06/18/25
(a)
06/18/30 CZK 14,102 2,830 1,677 1,153
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 4,721,516 — 4,721,516

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 $ (236,071) $ — $ (236,071)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 34,535 161,002 — 161,002
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 69,070 321,772 — 321,772
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 34,535 163,502 — 163,502
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 260,498 73,140 — 73,140
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 260,498 75,208 — 75,208
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 312,429 12,759,673 524,710 12,234,963
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 19,976 (238,701) — (238,701)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 34,848 (324,557) — (324,557)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 27,248 (180,795) — (180,795)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 26,996 (38,051) — (38,051)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 11,768 325,758 — 325,758
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 3,732 (162,171) 2,274 (164,445)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 12,585 408,053 — 408,053
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 702,103 (525,654) — (525,654)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 702,103 (524,477) — (524,477)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 12,548 462,280 52,410 409,870
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 104,627 3,179,653 29,532 3,150,121
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 12,000 (881,033) 55,880 (936,913)
3.99% Annual 1-day SOFR Annual N/A 02/19/55 USD 1,174 (39,735) — (39,735)
$ 47,415,843 $ 1,215,336 $ 46,200,507
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ 102,794 $ — $ 102,794
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1 .00 % Quarterly Citibank NA 06/20/25 USD 300 $ (163) $ 5,766 $ (5,929)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 125 9,631 7,122 2,509
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 80 6,164 3,516 2,648
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 390 (5,264) 2,945 (8,209)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 160 2,608 23,273 (20,665)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 120 1,956 16,984 (15,028)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 100 1,630 15,333 (13,703)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 70 1,141 10,428 (9,287)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 120 1,956 16,994 (15,038)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 190 32,792 12,113 20,679
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 105 (1,330) 2,862 (4,192)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 98 (1,237) 2,662 (3,899)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 485 (6,152) 13,862 (20,014)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 (18,620) 14,892 (33,512)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,840 (40,397) 40,990 (81,387)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Boeing Co. (The) .......... 1 .00 % Quarterly Deutsche Bank AG 12/20/28 USD 2,100 $ (20,787) $ (7,655) $ (13,132)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 30 9,202 2,710 6,492
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,100 (19,651) 21,285 (40,936)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 177 (26,593) (16,750) (9,843)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 355 (53,337) (38,009) (15,328)
Best Buy Co., Inc. ......... 5 .00 Quarterly BNP Paribas SA 12/20/29 USD 1,049 (199,287) (202,527) 3,240
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 998 (6,099) (6,154) 55
Intesa Sanpaolo SpA ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 960 5,281 — 5,281
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 440 12,577 20,516 (7,939)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 06/20/30 USD 600 (88,102) (91,454) 3,352
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 1,415 12,970 9,053 3,917
$ – $ – $ –
$ (389,111) $ (119,243) $ (269,868)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 527 $ 17,424 $ 6,720 $ 10,704
Virgin Media Finance plc . 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 532 26,370 18,503 7,867
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 96 4,753 3,264 1,489
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 483 23,987 18,586 5,401
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 CC EUR 722 (149,294) (131,133) (18,161)
Comcast Cable
Communications LLC . 1 .00 Quarterly BNP Paribas SA 12/20/29 A- USD 1,049 22,515 20,936 1,579
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 B EUR 249 (25,927) (24,040) (1,887)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 255 14,214 17,417 (3,203)
Hannover Rueck SE .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A EUR 499 3,346 2,988 358
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,600 183,758 204,264 (20,506)
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 499 3,391 3,104 287
Swedbank AB ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 960 (8,342) (2,739) (5,603)
Vistra Operations Co. LLC 5 .00 Quarterly Citibank NA 12/20/29 BB+ USD 190 30,323 32,208 (1,885)
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 100 15,959 16,028 (69)
$ 162,477 $ 186,106 $ (23,629)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc 05/10/25 COP 8,016,758 $ 7,490 $ — $ 7,490
9.81% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 05/10/25 COP 12,840,269 9,527 — 9,527
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA 07/01/25 BRL 22,225 (45,539) — (45,539)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc 07/01/25 BRL 1,680 (1,912) — (1,912)
1-day
BZDIOVER At Termination 12.16% At Termination BNP Paribas SA 07/01/25 BRL 18,321 (16,545) — (16,545)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 10,455 1,702 — 1,702
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 559,662 2,131 — 2,131
11.49% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 13,660 135,875 — 135,875
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 8,415 79,546 — 79,546
12.21% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 1,965 14,556 — 14,556
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 5,302 (14,039) — (14,039)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 35,188 (702,025) — (702,025)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 30,611 (613,705) — (613,705)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 43,391 (848,339) — (848,339)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 41,632 (813,306) — (813,306)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 232 (4,543) — (4,543)
1-day
BZDIOVER At Termination 14.55% At Termination Bank of America NA 01/04/27 BRL 12,261 (10,615) — (10,615)
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (137,445) — (137,445)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 9,160 (167,312) — (167,312)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 4,312 (12,188) — (12,188)
$ (3,136,686) $ — $ (3,136,686)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Invesco Senior Loan
ETF ........... At Termination
1-day SOFR minus
0.10%
At
Termination BNP Paribas SA 05/14/25 USD 41 $ (905) $ — $ (905)
Invesco Senior Loan
ETF ........... At Termination
1-day SOFR minus
0.20%
At
Termination
Morgan Stanley & Co.
International plc 05/30/25 USD 21 1,053 — 1,053
1-day SOFR minus
0.05% ......... At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/17/25 USD 153 (34,197) — (34,197)
1-day SOFR minus
0.80% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/17/25 USD 26 (13,573) — (13,573)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65%
At
Termination
Goldman Sachs
International 06/17/25 USD 79 $ 22,895 $ — $ 22,895
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65%
At
Termination
JPMorgan Chase Bank
NA 06/17/25 USD 210 61,129 — 61,129
1-day SOFR minus
0.95% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
Goldman Sachs
International 06/20/25 USD 67 (35,316) — (35,316)
1-day SOFR plus 0.05% Quarterly
iShares Broad
USD High Yield
Corporate Bond
ETF Quarterly
JPMorgan Chase Bank
NA 06/20/25 USD 164 (36,931) — (36,931)
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/19/25 USD 204 1,085 — 1,085
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 365 (855) — (855)
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/19/25 USD 182 (2,042) — (2,042)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 209 1,032 — 1,032
1-day SOFR ....... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 310 (660) — (660)
$ (37,285) $ — $ (37,285)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
07/25/25 $ (1,721,631) $ 203,467
(c)
$ (1,517,295) 0 .1%
Monthly Citibank NA
(d)
02/24/28 (135,092,619) 5,150,540
(e)
(130,015,027) 3 .4
Monthly
JPMorgan Chase
Bank NA
(f)
05/09/25 (24,581,678) (53,175)
(g)
(24,672,723) 0 .8
$ 5,300,832 $ (156,205,045)
(b) (d) (f)
Range: 20-638 basis points 0-1,500 basis points 0-500 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

(b) Barclays Bank
(c)
Amount includes $(869) of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $72,948 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $37,870 of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date July 25, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc. , Class A .. 21,141 $ 145,450 ( 9 .6 ) %
Reference Entity — Short
Common Stocks
United States
Karman Holdings, Inc. ...... (49,753) (1,662,745) 109 .6
Net Value of Reference Entity — Barclays Bank
plc ................................
$ (1,517,295)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Brazil
Marfrig Global Foods SA .... (95,604) (302,571) 0 .2
Natura & Co. Holding SA .... (71,836) (126,767) 0 .1
NU Holdings Ltd. , Class A .... (330,118) (3,380,408) 2 .6
(3,809,746)
Canada
Brookfield Asset Management
Ltd. , Class A .......... (27,551) (1,333,659) 1 .0
Canadian Pacific Kansas City
Ltd. ................ (21,453) (1,505,534) 1 .2
Restaurant Brands International,
Inc. ................. (10,419) (694,552) 0 .5
(3,533,745)
China
Anhui Conch Cement Co. Ltd. ,
Class H .............. (134,500) (380,397) 0 .3
China International Capital Corp.
Ltd. , Class H .......... (881,600) (1,657,616) 1 .3
China Overseas Land &
Investment Ltd. ........ (206,500) (369,626) 0 .3
China Railway Group Ltd. , Class
H .................. (1,141,000) (504,760) 0 .4
China Resources Power
Holdings Co. Ltd. ....... (588,897) (1,400,913) 1 .1
CRRC Corp. Ltd. , Class H ... (754,000) (470,413) 0 .3
JD Health International, Inc. .. (267,450) (1,142,040) 0 .9
Kuaishou Technology ....... (299,500) (2,100,262) 1 .6
Li Auto, Inc. , Class A ....... (23,500) (296,156) 0 .2
Meituan ................ (44,100) (887,401) 0 .7
MMG Ltd. .............. (1,308,000) (451,347) 0 .3
New Oriental Education &
Technology Group, Inc. ... (137,500) (654,058) 0 .5
Shares Value
% of Basket
Value
China (continued)
NIO, Inc. , Class A ......... (63,200) $ (239,260) 0 .2%
Postal Savings Bank of China
Co. Ltd. , Class H ....... (1,842,000) (1,139,809) 0 .9
Xinyi Glass Holdings Ltd. .... (198,000) (195,882) 0 .1
(11,889,940)
Denmark
Zealand Pharma A/S ....... (10,772) (808,918) 0 .6
Finland
Neste OYJ .............. (94,681) (875,727) 0 .7
France
Alstom SA .............. (47,943) (1,061,970) 0 .8
Pernod Ricard SA ......... (13,035) (1,287,762) 1 .0
Renault SA ............. (19,163) (970,731) 0 .7
Societe Generale SA ....... (33,914) (1,529,993) 1 .2
Teleperformance SE ....... (7,184) (722,360) 0 .6
(5,572,816)
Germany
BASF SE ............... (12,470) (625,107) 0 .5
SAP SE ................ (2,639) (707,119) 0 .5
(1,332,226)
Italy
DiaSorin SpA ............ (6,254) (621,096) 0 .5
Nexi SpA ............... (179,815) (959,043) 0 .7
(1,580,139)
Japan
Aeon Co. Ltd. ............ (13,500) (338,579) 0 .3
Dentsu Group, Inc. ........ (42,100) (929,762) 0 .7
DMG Mori Co. Ltd. ........ (48,956) (956,236) 0 .7
Harmonic Drive Systems, Inc. . (31,000) (659,676) 0 .5
Hoshizaki Corp. .......... (14,200) (549,663) 0 .4
IHI Corp. ............... (4,900) (341,965) 0 .3
Kadokawa Corp. .......... (14,100) (337,136) 0 .3
Kawasaki Heavy Industries Ltd. (23,500) (1,418,462) 1 .1
Kobayashi Pharmaceutical Co.
Ltd. ................ (21,600) (818,277) 0 .6
Kobe Bussan Co. Ltd. ...... (33,800) (786,946) 0 .6
Lasertec Corp. ........... (16,400) (1,409,587) 1 .1
MatsukiyoCocokara & Co. ... (65,300) (1,021,553) 0 .8
Mercari, Inc. ............. (127,334) (2,019,345) 1 .5
Mitsubishi Heavy Industries Ltd. (23,700) (407,014) 0 .3
MonotaRO Co. Ltd. ........ (23,700) (442,734) 0 .3
NEC Corp. .............. (12,100) (257,739) 0 .2
Nippon Express Holdings, Inc. . (1,692) (30,819) 0.0
NTT Data Group Corp. ...... (57,200) (1,036,181) 0 .8
Oji Holdings Corp. ......... (183,000) (767,118) 0 .6
Rakuten Bank Ltd. ........ (26,900) (1,169,731) 0 .9
Rohm Co. Ltd. ........... (51,200) (494,675) 0 .4
Seibu Holdings, Inc. ....... (24,700) (547,439) 0 .4
Seven & i Holdings Co. Ltd. .. (91,600) (1,326,451) 1 .0
Sharp Corp. ............. (14,800) (93,562) 0 .1
Shimano, Inc. ............ (4,200) (589,735) 0 .4
SoftBank Group Corp. ...... (32,000) (1,636,797) 1 .3

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Shares Value
% of Basket
Value
Japan (continued)
Square Enix Holdings Co. Ltd. . (3,350) $ (155,613) 0 .1%
SUMCO Corp. ........... (148,700) (1,007,633) 0 .8
Sumitomo Metal Mining Co. Ltd. (29,600) (647,021) 0 .5
Tokyo Electric Power Co.
Holdings, Inc. .......... (341,100) (981,925) 0 .8
(23,179,374)
Mexico
Alfa SAB de CV , Class A .... (151,134) (117,720) 0 .1
Netherlands
ABN AMRO Bank NV , CVA ... (39,366) (829,496) 0 .6
Poland
ORLEN SA ............. (69,845) (1,230,226) 1 .0
Singapore
Seatrium Ltd. ............ (361,100) (563,285) 0 .4
South Korea
LG Energy Solution Ltd. ..... (2,178) (498,875) 0 .4
POSCO Future M Co. Ltd. ... (2,848) (235,244) 0 .2
(734,119)
Spain
Grifols SA , Class A ........ (128,648) (1,145,346) 0 .9
Sweden
Beijer Ref AB , Class B ...... (5,394) (75,879) 0 .1
Switzerland
Avolta AG .............. (15,419) (675,422) 0 .5
Clariant AG (Registered) .... (48,989) (530,915) 0 .4
Georg Fischer AG (Registered) (6,028) (441,183) 0 .3
Sandoz Group AG ......... (36,916) (1,548,037) 1 .2
Swatch Group AG (The) ..... (7,905) (1,363,190) 1 .1
Temenos AG (Registered) ... (12,412) (963,694) 0 .8
(5,522,441)
Taiwan
Chailease Holding Co. Ltd. ... (168,522) (595,951) 0 .5
Formosa Chemicals & Fibre
Corp. ............... (366,000) (289,949) 0 .2
Formosa Plastics Corp. ..... (488,000) (542,247) 0 .4
Fubon Financial Holding Co. Ltd. (244,707) (636,306) 0 .5
Innolux Corp. ............ (2,126,000) (977,943) 0 .7
Shin Kong Financial Holding Co.
Ltd. ................ (1,725,000) (636,651) 0 .5
(3,679,047)
United Kingdom
Coca-Cola Europacific Partners
plc ................. (17,367) (1,511,450) 1 .2
Entain plc .............. (72,342) (546,575) 0 .4
JD Sports Fashion plc ...... (782,150) (691,605) 0 .5
Rentokil Initial plc ......... (280,111) (1,271,184) 1 .0
(4,020,814)
United States
Albemarle Corp. .......... (38,372) (2,763,551) 2 .1
APA Corp. .............. (175,278) (3,684,344) 2 .8
AppLovin Corp. , Class A ..... (7,668) (2,031,790) 1 .6
Axon Enterprise, Inc. ....... (2,668) (1,403,235) 1 .1
Calumet, Inc. ............ (9,402) (119,217) 0 .1
CH Robinson Worldwide, Inc. . (16,770) (1,717,248) 1 .3
Charles River Laboratories
International, Inc. ....... (9,703) (1,460,496) 1 .1
Charter Communications, Inc. ,
Class A .............. (6,831) (2,517,428) 1 .9
Shares Value
% of Basket
Value
United States (continued)
Corteva, Inc. ............ (13,990) $ (880,391) 0 .7%
Diamondback Energy, Inc. ... (16,035) (2,563,676) 2 .0
Dollar General Corp. ....... (7,217) (634,591) 0 .5
Dollar Tree, Inc. .......... (15,018) (1,127,401) 0 .9
Enphase Energy, Inc. ....... (11,910) (739,015) 0 .6
Equifax, Inc. ............. (3,240) (789,134) 0 .6
First Solar, Inc. ........... (13,537) (1,711,483) 1 .3
Flowco Holdings, Inc. , Class A . (32,946) (845,065) 0 .7
Henry Schein, Inc. ......... (12,533) (858,385) 0 .7
Intel Corp. .............. (36,895) (837,885) 0 .6
International Business Machines
Corp. ............... (12,502) (3,108,747) 2 .4
International Paper Co. ..... (40,186) (2,143,923) 1 .6
Kenvue, Inc. ............. (156,546) (3,753,973) 2 .9
Lamb Weston Holdings, Inc. .. (64,935) (3,461,035) 2 .7
Las Vegas Sands Corp. ..... (35,504) (1,371,520) 1 .1
LKQ Corp. .............. (80,077) (3,406,476) 2 .6
McDonald's Corp. ......... (2,796) (873,386) 0 .7
Molina Healthcare, Inc. ..... (3,689) (1,215,120) 0 .9
Norfolk Southern Corp. ..... (6,302) (1,492,629) 1 .1
O'Reilly Automotive, Inc. .... (1,213) (1,737,720) 1 .3
Parker-Hannifin Corp. ...... (3,335) (2,027,180) 1 .6
Smurfit WestRock plc ...... (93,675) (4,220,995) 3 .2
Solventum Corp. .......... (1,692) (128,660) 0 .1
Super Micro Computer, Inc. .. (43,732) (1,497,384) 1 .2
Western Digital Corp. ....... (48,068) (1,943,389) 1 .5
(59,066,472)
Investment Companies
United States
SPDR S&P Oil & Gas Exploration
& Production ETF ....... (3,398) (447,551) 0 .3
Total Reference Entity — Short ............ (130,015,027)
Net Value of Reference Entity — Citibank NA ..
$ (130,015,027)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date May 9, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Saudi Arabia
Derayah Financial Co. ...... 22,719 222,884 ( 0 .9 )
Dr Soliman Abdel Kader Fakeeh
Hospital Co. ........... 16,409 215,859 ( 0 .9 )
Nice One Beauty Digital
Marketing Co. ......... 10,831 116,652 ( 0 .4 )
Rasan Information Technology
Co. ................. 46,399 1,009,243 ( 4 .1 )
United International Holding Co. 548 24,894 ( 0 .1 )
1,589,532
United Arab Emirates
Talabat Holding plc ........ 2,753,429 1,064,489 ( 4 .3 )
United States
AMC Networks, Inc. , Class A .. 44,646 307,164 ( 1 .3 )
Eagle Bancorp, Inc. ........ 8,126 170,646 ( 0 .7 )
Flagstar Financial, Inc. ...... 80,132 931,134 ( 3 .8 )
Informatica, Inc. , Class A .... 25,586 446,476 ( 1 .8 )

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Shares Value
% of Basket
Value
United States (continued)
Paramount Global , Class B ... 5,046 $ 60,350 ( 0 .3 ) %
1,915,770
Total Reference Entity — Long ............ 4,569,791
Reference Entity — Short
Common Stocks
Australia
Dexus ................. (164,936) (733,454) 3 .0
Lynas Rare Earths Ltd. ..... (189,436) (829,425) 3 .4
Mineral Resources Ltd. ..... (73,022) (1,102,562) 4 .5
Pro Medicus Ltd. .......... (1,654) (209,356) 0 .8
SEEK Ltd. .............. (44,692) (604,256) 2 .4
Treasury Wine Estates Ltd. ... (168,477) (1,032,972) 4 .2
(4,512,025)
Brazil
Cosan SA .............. (372,981) (484,327) 2 .0
Localiza Rent a Car SA ..... (114,589) (675,110) 2 .7
Marfrig Global Foods SA .... (183,114) (579,526) 2 .3
Natura & Co. Holding SA .... (132,743) (234,248) 1 .0
Suzano SA ............. (37,836) (352,273) 1 .4
(2,325,484)
Canada
Power Corp. of Canada ..... (5,563) (196,689) 0 .8
China
China International Capital Corp.
Ltd. , Class H .......... (10,400) (19,555) 0 .1
China Resources Power
Holdings Co. Ltd. ....... (5,599) (13,319) 0.0
PICC Property & Casualty Co.
Ltd. , Class H .......... (396,000) (733,277) 3 .0
Shandong Gold Mining Co. Ltd. ,
Class H .............. (242,750) (579,693) 2 .3
(1,345,844)
Denmark
Zealand Pharma A/S ....... (2,974) (223,331) 0 .9
France
Sartorius Stedim Biotech .... (4,530) (897,471) 3 .6
Italy
Telecom Italia SpA ........ (3,813,213) (1,288,103) 5 .2
Japan
Harmonic Drive Systems, Inc. . (3,300) (70,224) 0 .3
Kansai Electric Power Co., Inc.
(The) ............... (43,500) (516,259) 2 .1
Mercari, Inc. ............. (5) (79) 0.0
Rakuten Group, Inc. ....... (61) (350) 0.0
Sapporo Holdings Ltd. ...... (13,200) (674,263) 2 .7
Sharp Corp. ............. (110,400) (697,921) 2 .8
Square Enix Holdings Co. Ltd. . (21,646) (1,005,490) 4 .1
SUMCO Corp. ........... (2,600) (17,618) 0 .1
(2,982,204)
Mexico
Alfa SAB de CV , Class A .... (367,574) (286,307) 1 .2
Poland
InPost SA .............. (27,609) (405,197) 1 .6
Shares Value
% of Basket
Value
Singapore
SATS Ltd. .............. (203,500) $ (465,007) 1 .9%
Seatrium Ltd. ............ (242,000) (377,499) 1 .5
(842,506)
South Africa
Impala Platinum Holdings Ltd. . (207,001) (1,425,070) 5 .8
South Korea
POSCO Future M Co. Ltd. ... (3,769) (311,318) 1 .3
POSCO Holdings, Inc. ...... (1,587) (302,655) 1 .2
(613,973)
Sweden
Beijer Ref AB , Class B ...... (26,180) (368,283) 1 .5
Switzerland
Avolta AG .............. (3,053) (133,735) 0 .5
Bachem Holding AG ....... (5,262) (310,797) 1 .3
Clariant AG (Registered) .... (8,271) (89,636) 0 .4
Georg Fischer AG (Registered) (3,096) (226,593) 0 .9
Tecan Group AG (Registered) . (883) (168,016) 0 .7
(928,777)
Taiwan
Chailease Holding Co. Ltd. ... (874) (3,091) 0.0
Formosa Chemicals & Fibre
Corp. ............... (2,000) (1,584) 0.0
(4,675)
United Kingdom
JD Sports Fashion plc ...... (87,199) (77,104) 0 .3
St James's Place plc ....... (26,710) (339,535) 1 .4
(416,639)
United States
Atlantic Union Bankshares Corp. (3,650) (113,661) 0 .5
Brandywine Realty Trust .... (1,273) (5,678) 0.0
Celanese Corp. .......... (1,785) (101,334) 0 .4
Community Financial System,
Inc. ................. (3,473) (197,475) 0 .8
CVB Financial Corp. ....... (8,831) (163,020) 0 .7
Enphase Energy, Inc. ....... (383) (23,765) 0 .1
International Paper Co. ..... (23,539) (1,254,268) 5 .1
Lamb Weston Holdings, Inc. .. (2,318) (123,549) 0 .5
Provident Financial Services,
Inc. ................. (12,456) (213,870) 0 .9
ServisFirst Bancshares, Inc. .. (2,996) (247,470) 1 .0
(2,444,090)
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (52,158) (5,669,053) 23 .0
SPDR S&P Oil & Gas Exploration
& Production ETF ....... (15,692) (2,066,793) 8 .4
(7,735,846)
Total Reference Entity — Short ............ (29,242,514)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (24,672,723)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33
1-day ESTR ......................................... Euro Short-Term Rate 2 .42
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .97
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7 .20
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 9 .05
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33
1-day SONIA ......................................... Sterling Overnight Index Average 4 .46
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .25
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .56
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .53
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .34
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .61
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .66
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 18,717,890 $ — $ 18,717,890
Ireland .............................................. — 18,167,377 2,990,114 21,157,491
Jersey, Channel Islands ................................... — 250,545 — 250,545
United Kingdom ........................................ — 1,050,584 — 1,050,584
United States .......................................... — 50,285,364 5,670,550 55,955,914
Common Stocks
Australia ............................................. 388,103 15,346,462 48 15,734,613
Belgium ............................................. — 2,348,097 — 2,348,097
Brazil ............................................... 11,809,002 — — 11,809,002
Cambodia ............................................ — 109,604 — 109,604
Canada ............................................. 33,908,485 6,629,221 — 40,537,706
Cayman Islands ........................................ — — 323,036 323,036
Chile ............................................... — — 39,411 39,411
China ............................................... 5,107,329 55,009,746 — 60,117,075

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
Colombia ............................................ $ 163,855 $ — $ — $ 163,855
Czech Republic ........................................ 152,924 190,430 — 343,354
Denmark ............................................. — 27,695,216 — 27,695,216
Finland .............................................. 709,825 1,352,443 — 2,062,268
France .............................................. 894,263 85,881,506 — 86,775,769
Georgia ............................................. 142,470 — — 142,470
Germany ............................................ 4,043,502 13,368,360 — 17,411,862
Greece .............................................. — 397,955 — 397,955
Hong Kong ........................................... — 8,134,479 — 8,134,479
Hungary ............................................. — 507,575 — 507,575
India ............................................... — 4,260,324 — 4,260,324
Indonesia ............................................ 176,552 1,335,981 — 1,512,533
Ireland .............................................. 951,410 1,550,538 — 2,501,948
Italy ................................................ — 49,411,052 — 49,411,052
Japan ............................................... — 68,152,905 — 68,152,905
Kazakhstan ........................................... 567,454 — — 567,454
Macau .............................................. — 918,756 — 918,756
Malaysia ............................................. — 305,103 — 305,103
Mexico .............................................. 4,269,668 — — 4,269,668
Netherlands ........................................... — 56,072,016 — 56,072,016
Norway .............................................. — 5,984,358 — 5,984,358
Peru ................................................ 1,970,317 — — 1,970,317
Philippines ........................................... 191,037 505,324 — 696,361
Poland .............................................. — 2,246,780 — 2,246,780
Portugal ............................................. 226,240 — — 226,240
Republic of Turkiye ...................................... 399,350 269,363 — 668,713
Romania ............................................. — 168,632 — 168,632
Saudi Arabia .......................................... 908,925 885,874 — 1,794,799
Singapore ............................................ 1,183,414 1,952,332 — 3,135,746
South Africa ........................................... 259,886 2,292,177 — 2,552,063
South Korea .......................................... 115,593 11,409,902 — 11,525,495
Spain ............................................... — 23,967,486 — 23,967,486
Sweden ............................................. — 7,403,230 — 7,403,230
Switzerland ........................................... 8,837,590 10,846,155 — 19,683,745
Taiwan .............................................. 1,010,608 35,872,305 — 36,882,913
Thailand ............................................. — 471,299 — 471,299
United Arab Emirates .................................... — — 4 4
United Kingdom ........................................ 6,909,164 105,898,404 — 112,807,568
United States .......................................... 1,629,892,392 29,869,119 32,537,744 1,692,299,255
Corporate Bonds
Angola .............................................. — 199,680 — 199,680
Argentina ............................................ — 131,355 — 131,355
Australia ............................................. — 1,174,324 6,753,182 7,927,506
Austria .............................................. — 1,024,183 — 1,024,183
Belgium ............................................. — 2,014,404 — 2,014,404
Brazil ............................................... — 1,439,510 — 1,439,510
Canada ............................................. — 16,334,836 — 16,334,836
Chile ............................................... — 521,178 890,600 1,411,778
China ............................................... — 1,927,838 — 1,927,838
Colombia ............................................ — 412,719 — 412,719
Costa Rica ........................................... — 220,193 — 220,193
Cyprus .............................................. — 202,661 — 202,661
Czech Republic ........................................ — 1,160,978 — 1,160,978
Denmark ............................................. — 379,612 — 379,612
Finland .............................................. — 372,580 — 372,580
France .............................................. — 23,729,931 1,851,728 25,581,659
Germany ............................................ — 23,540,178 2,726,823 26,267,001
Ghana .............................................. — 187,000 — 187,000
Greece .............................................. — 1,404,437 — 1,404,437
Hong Kong ........................................... — 4,601,841 — 4,601,841
India ............................................... — 8,779,429 1 8,779,430
Indonesia ............................................ — 415,842 — 415,842
Ireland .............................................. — 4,267,030 — 4,267,030
Israel ............................................... — 3,375,981 — 3,375,981
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
Italy ................................................ $ — $ 17,703,104 $ 1,910,897 $ 19,614,001
Japan ............................................... — 4,339,936 — 4,339,936
Jersey, Channel Islands ................................... — 6,388,740 — 6,388,740
Kuwait .............................................. — 264,004 — 264,004
Luxembourg .......................................... — 17,045,890 — 17,045,890
Macau .............................................. — 1,405,959 — 1,405,959
Malaysia ............................................. — 786,650 — 786,650
Mexico .............................................. — 244,299 — 244,299
Netherlands ........................................... — 11,298,927 — 11,298,927
Peru ................................................ — 325,519 — 325,519
Poland .............................................. — 204,500 — 204,500
Portugal ............................................. — 652,024 — 652,024
Saudi Arabia .......................................... — 739,638 — 739,638
Singapore ............................................ — — 1,972,977 1,972,977
Slovenia ............................................. — 1,383,230 — 1,383,230
South Africa ........................................... — 763,768 — 763,768
South Korea .......................................... — 1,795,769 — 1,795,769
Spain ............................................... — 10,431,949 — 10,431,949
Sweden ............................................. — 8,401,142 — 8,401,142
Switzerland ........................................... — 2,623,708 — 2,623,708
Thailand ............................................. — 862,846 — 862,846
Ukraine ............................................. — 858,365 — 858,365
United Arab Emirates .................................... — 1,218,660 — 1,218,660
United Kingdom ........................................ — 58,174,319 2,202,143 60,376,462
United States .......................................... — 161,915,941 46,661,589 208,577,530
Uzbekistan ........................................... — 198,658 — 198,658
Zambia .............................................. — 1,709,571 — 1,709,571
Fixed Rate Loan Interests
France .............................................. — 1,380,431 — 1,380,431
United States .......................................... — 442,878 4,233,730 4,676,608
Floating Rate Loan Interests
Belgium ............................................. — 3,869,861 — 3,869,861
Canada ............................................. — 3,133,318 — 3,133,318
Finland .............................................. — 2,696,397 — 2,696,397
France .............................................. — 14,319,235 — 14,319,235
Germany ............................................ — 21,303,744 — 21,303,744
Ireland .............................................. — 4,204,379 — 4,204,379
Jersey, Channel Islands ................................... — — 3,286,916 3,286,916
Luxembourg .......................................... — 8,862,440 6,644,203 15,506,643
Netherlands ........................................... — 24,396,131 5,455,032 29,851,163
New Zealand .......................................... — — 2,467,243 2,467,243
Norway .............................................. — 1,098,313 — 1,098,313
Spain ............................................... — 5,080,151 — 5,080,151
Sweden ............................................. — 3,976,939 — 3,976,939
United Kingdom ........................................ — 29,254,339 13,557,310 42,811,649
United States .......................................... — 51,987,513 14,940,091 66,927,604
Foreign Agency Obligations ................................. — 3,656,069 — 3,656,069
Foreign Government Obligations .............................. — 106,374,871 — 106,374,871
Investment Companies .................................... 111,497,567 — — 111,497,567
Municipal Bonds ......................................... — 3,086,314 — 3,086,314
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 989,082 — 989,082
Cayman Islands ........................................ — 896,990 — 896,990
United States .......................................... — 96,750,463 10,491,660 107,242,123
Preferred Securities
Brazil ............................................... 3,586,103 674,049 4,390,874 8,651,026
China ............................................... — — 17,768,525 17,768,525
Germany ............................................ — 1,396,961 — 1,396,961
India ............................................... — — — —
Israel ............................................... — — 82,776 82,776
Sweden ............................................. — — — —
United Kingdom ........................................ — — 2,549,344 2,549,344
United States .......................................... 4,940,666 360,619 73,439,062 78,740,347
U.S. Government Sponsored Agency Securities .................... — 29,846,722 — 29,846,722
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 57,054,216 $ — $ 57,054,216
Warrants .............................................. 25,330 1,011,440 1,145,775 2,182,545
Short-Term Securities
Foreign Government Obligations .............................. — 1,419,359 — 1,419,359
Money Market Funds ...................................... 345,827,615 — — 345,827,615
Options Purchased
Credit contracts .......................................... — 46,109 — 46,109
Equity contracts .......................................... 12,000,967 95,064 — 12,096,031
Foreign currency exchange contracts ........................... — 1,382,819 — 1,382,819
Interest rate contracts ...................................... 10,251 141,955 — 152,206
Other contracts .......................................... — 2,492 — 2,492
$ 2,193,077,857 $ 1,618,238,768 $ 266,983,388 $ 4,078,300,013
Investments Valued at NAV
(a)
...................................... 7,387,259
$ 4,085,687,272
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 636,693 $ — $ 636,693
Equity contracts ........................................... 3,882,402 5,648,004 — 9,530,406
Foreign currency exchange contracts ............................ — 2,366,943 — 2,366,943
Interest rate contracts ....................................... 3,710,091 52,472,068 — 56,182,159
Other contracts ........................................... — 102,794 — 102,794
Liabilities
Credit contracts ........................................... — (692,196) — (692,196)
Equity contracts ........................................... (10,571,547) (1,976,430) — (12,547,977)
Foreign currency exchange contracts ............................ — (9,191,921) — (9,191,921)
Interest rate contracts ....................................... (15,642,660) (9,884,333) — (25,526,993)
$ (18,621,714) $ 39,481,622 $ — $ 20,859,908
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 .............. $ 5,588,774 $ 32,725,808 $ 71,271,123 $ 5,395,487 $ 51,780,374 $ 10,505,412 $ 102,500,034 $ 1,275,745 $ 281,042,757
Transfers into Level 3 ............................ — — — — 1,175,130 — — — 1,175,130
Transfers out of Level 3 ........................... — — — — (6,257,541) — (313,583) — (6,571,124)
Other
(a)
...................................... — (128,066) — — — — 128,066 — —
Accrued discounts/premiums ........................ — — 65,605 (14) 25,241 5,927 — — 96,759
Net realized loss ................................ — — (24,175) (88) (424,105) — — — (448,368)
Net change in unrealized appreciation (depreciation)
(b)
....... 103,659 (3,244,331) 52,100 74,755 1,844,772 25,720 (822,592) (129,970) (2,095,887)
Purchases .................................... 2,968,231 13,880,361 5,380,530 — — 99,199 — — 22,328,321
Sales ....................................... — (10,333,529) (11,775,243) (1,236,410) (1,793,076) (144,598) (3,261,344) — (28,544,200)
Closing balance, as of March 31, 2025 .................
$ 8,660,664 $ 32,900,243 $ 64,969,940 $ 4,233,730 $ 46,350,795 $ 10,491,660 $ 98,230,581 $ 1,145,775 $ 266,983,388
Net change in unrealized appreciation (depreciation) on
investments still held at March 31, 2025
(b)
.............
$ 103,659 $ (4,284,628) $ 67,397 $ 53,634 $ 1,393,941 $ 25,720 $ (3,145,664) $ (129,970) $ (5,915,911)
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $18,121,938. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 5,670,550 Income Discount Rate 7% —
Common Stocks ............................. 31,809,926 Market Revenue Multiple 1.10x - 7.00x 3.37x
Volatility 44% - 56% 42%
Time to Exit 0.5 – 0.8 years 0.7 years
EBITDA Multiple 24.95x —
Gross Profit Multiple 7.75x —
Discount for Lack of
Marketability 9% —
Income Discount Rate 15% —
Corporate Bonds ............................. 64,079,337 Income Discount Rate 7% - 30% 12%
Total Gross Bid Value 37% —
Market Revenue Multiple 3.72x - 4.00x 3.98x
Volatility 50% - 80% 55%
Time to Exit 0.3 – 1.0 years 0.3 years
Fixed Rate Loan Interests ........................ 4,233,730 Income Discount Rate 7% —
Floating Rate Loan Interests ...................... 40,929,973 Income Discount Rate 7% - 15% 9%
Non-Agency Mortgage Backed Securities .............. 2,761,579 Income Discount Rate 9% —
Preferred Stocks
(b)
............................ 98,230,581 Market Revenue Multiple 1.05x - 21.08x 11.30x
EBITDAR Multiple 10.00x —
Volatility 36% - 95% 72%
Time to Exit 0.5 - 5.0 years 2.4 years
Market Adjustment
Multiple 1.00x 1.00x
Gross Profit Multiple 11.75x —
Direct Profit Multiple 4.75x —
Income Discount Rate 10% - 15% 12%
Warrants .................................. 1,145,774 Market Revenue Multiple 2.75x – 6.50x 5.68x
Volatility 45% - 70% 62%
Time to Exit 0.3 – 5.6 years 2.5 years
Discount for Lack of
Marketability 9% —
$ 248,861,450
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The Fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $6,430,156 as of March 31, 2025.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation V.I. Fund

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate